                                                                AMERICAN GENERAL
                                                                SERIES PORTFOLIO
                                                                       COMPANY 3

                              SEMI-ANNUAL REPORT

                                                               FEBRUARY 29, 2000

                                                                AMERICAN GENERAL
                                                                 FINANCIAL GROUP

 AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3 - SEMI-ANNUAL REPORT FEBRUARY 29,
                                      2000

TABLE OF CONTENTS

Chairman's Letter...........................................................   1
International Growth Fund...................................................   4
Large Cap Growth Fund.......................................................   7
Mid Cap Growth Fund.........................................................  12
Small Cap Growth Fund.......................................................  15
International Value Fund....................................................  20
Large Cap Value Fund........................................................  24
Mid Cap Value Fund..........................................................  28
Small Cap Value Fund........................................................  31
Socially Responsible Fund...................................................  43
Balanced Fund...............................................................  49
High Yield Bond Fund........................................................  54
Strategic Bond Fund.........................................................  58
Domestic Bond Fund..........................................................  62
Core Bond Fund..............................................................  65
Money Market Fund...........................................................  68
Growth Lifestyle Fund.......................................................  71
Moderate Growth Lifestyle Fund..............................................  73
Conservative Growth Lifestyle Fund..........................................  75
Notes to Financial Statements...............................................  77
Financial Highlights........................................................  81

--------------------------------------------------------------------------------

                           AGSPC3 CHAIRMAN'S LETTER              1
Dear Valued Investor:

February 29, 2000 brings us halfway into the new fiscal year for the American General Series Portfolio Company 3 ("AGSPC 3"). The 18 funds that make up AGSPC 3 were chosen to provide the broad range of investment options necessary to build a diversified portfolio. The funds you choose can work together in order to build an investment strategy appropriate for your risk tolerance and financial time-horizons. As an investor in AGSPC 3, you are able to tap into the expertise of an elite group of investment managers. Our commitment to providing consistent performance relative to benchmarks is reflected in the returns for these funds, which can be found in the chart following this letter.

MARKET CONDITIONS
Growth, growth and continued growth has been the theme for the past six months. The U.S. economy continues to grow, with growth accelerating in the second half of 1999. Growth stocks continue to do very well--with the Russell 1000 Growth Index returning a sizzling 22.48%, adjusted for distributions, for the six months ending February 29, 2000. And finally, the Federal Reserve, concerned about too much growth, has raised short-term interest rates five times since the summer of 1999. This is a clear attempt to slow the U.S. economy to a level they believe is more consistent with the Federal Reserve's dual goal of price stability (low inflation) and sustainable economic growth.

The equity markets continue to be the recipient of strong cash flows coming into the market. Much of this new capital is targeted for the high growth technology sectors--the "new economy" stocks--sustaining or raising already high valuations. "Old economy" stocks and companies that failed to meet the financial targets reacted poorly. The value side of the market as represented by the Russell 1000 Value Index had a tough six months returning a negative 8.88%, adjusted for distributions.

The impact of higher interest rates on the economy is yet to be seen. This is not surprising. It usually takes one to two years for the Federal Reserve policy to impact economic growth. In the meantime, expect the Federal Reserve to continue raising interest rates by 25 basis points every time they meet until they witness a slowing in U.S. consumer demand or the markets tell them to expect a slowdown by posting a significant correction.

Inflation has crept up a bit lately and can be traced to a firming of wages, global economic expansion and higher oil prices. The inflation pressures due to wages and global expansion will continue. However, by the time you read this, we should be seeing relief on oil prices. OPEC, anticipating higher demand from increased economic growth, increased oil production in 1997 in an attempt to provide stable oil prices. When economic growth slowed after the Asian crisis, the oil glut that was created brought prices down to $10 a barrel. In a very logical move, oil production was reduced to be more in line with demand. OPEC just went too far and current production is about two million barrels per day below demand.

Last year's international performance continues to build. A trend of strong international performance appears to have begun. The big developments in the international markets are at very early stages triggered by the creation of a single European market and the economic expansion in Asia. Finally, there are more corporate managements around the world focusing on profits and what shareholders really want, as their U.S. counterparts have been doing for many years. This is good for investors.

The benchmark which reflects the overall performance of the international market is the Salomon Brothers Primary Market ("SBPM") Index. The SBPM Index returned 8.12%, adjusted for distributions, for the six months ended February 29, 2000. Looking forward we can expect the markets to remain volatile as investors try to sort out the impacts of new technology, rising interest rates, tight labor markets and global growth.

INVESTMENT OBJECTIVES RECAP

As you are aware, the investment firms who managed the AGSPC 3 funds were carefully chosen and are regularly monitored in an effort to provide a broad array of investment options for your individual portfolio asset allocation strategies. Listed below are the investment options available through AGSPC 3. We begin with those that generally offer higher performance results in exchange for higher inherent investment risks. We end with those that generally have lower performance results, but also lower inherent investment risks.

AGSPC 3 GROWTH FUNDS
International Growth Fund, sub-advised by an investment team at Jacobs Asset Management, seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

International Value Fund, sub-advised by an investment team at Capital Guardian Trust Company, seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

Small Cap Value Fund splits the investment management responsibility between two investment management teams. An investment team at American General Corporation's wholly-owned subsidiary--VALIC ("VALIC") provides a passive index style management for a portion of the portfolio, while an investment team at Fiduciary Management Associates, Inc. provides active management for a portion. Within this structure, the Fund seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Small Cap Growth Fund, sub-advised by an investment team at J.P. Morgan Investment Management Inc., seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.

Mid Cap Growth Fund, sub-advised by an investment team at Brown Capital Management, Inc., seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective.

Mid Cap Value Fund, sub-advised by an investment team at Neuberger Berman Management Inc., seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Large Cap Growth Fund, sub-advised by an investment team at Goldman Sachs Asset Management, seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

Large Cap Value Fund, sub-advised by an investment team at State Street Global Advisors, seeks to provide total returns that exceed over time the Russell 1000 Value Index through investment in equity securities.

Socially Responsible Fund, managed by VALIC, seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.

-------------------------------------------------------------------------------

 2                   AGSPC3 CHAIRMAN'S LETTER - CONTINUED

AGSPC 3 LIFESTYLE FUNDS

Growth Lifestyle Fund, managed by VALIC, seeks growth through investments in a combination of the AGSPC 3 funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominantly in equity securities may offer.

Moderate Growth Lifestyle Fund, managed by VALIC, seeks growth and current income through investments in a combination of the AGSPC 3 funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund.

Conservative Growth Lifestyle Fund, managed by VALIC, seeks current income and low to moderate growth of capital through investments in a combination of the AGSPC 3 funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.

AGSPC 3 BALANCED FUND

Balanced Fund, sub-advised by an investment team at Capital Guardian Trust Company, seeks a balance between conservation of principal and long-term capital growth and income through investment in fixed-income and equity securities.

AGSPC 3 INCOME FUNDS

High Yield Bond Fund, sub-advised by an investment team at American General Corporation's wholly-owned subsidiary--American General Investment Management, L.P., ("AGIM") seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.

Strategic Bond Fund, sub-advised by AGIM, seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Core Bond Fund, sub-advised by AGIM, seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities.

Domestic Bond Fund, sub-advised by an investment team at Capital Guardian Trust Company, seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income producing securities.

AGSPC 3 STABILITY FUND

Money Market Fund managed by VALIC, seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

As market volatility persists, long-term opportunities exist in diversifying investment portfolios. Momentum, confidence and liquidity can carry markets typically well beyond what analysts determine to be "fair value" by traditional value measures. History, however, also reminds investors that over time, the value of an asset must bear some relationship to future cash flows generated by that asset. While the timing of these changes is always uncertain, diversification is a strategy well suited to exactly this type of uncertainty. With this in mind, we pledge to continually monitor the investment expertise represented in the AGSPC 3 options. In this way we hope to supply you, the investor, with appropriate choices for every portfolio asset allocation strategy.

Thank you for your continued confidence in our ability to help invest your assets wisely.

               Sincerely,

             /s/ Alice T. Kane
              Alice T. Kane, Chairman and President
              American General Series Portfolio Company 3

                             [Graph Appears Here]

-------------------------------------------------------------------------------

                      AGSPC3 CHAIRMAN'S LETTER CONTINUED         3
FUND RETURNS AND TRACKING DIFFERENCES
For the Six Months Ended February 29, 2000

                                                 (3)        (4)
                                                Fund       Total
                                             Performance   Index
                                               Before      Return
                             (1)      (2)    Subtracting Including   Tracking
AGSPC 3 Fund/Relevant       Fund      Fund    Expenses   Reinvested Differences
Market Index              Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
-------------------------------------------------------------------------------
International Growth
Fund / Salomon Brothers
Primary Market Index....    44.18%    0.57%     44.75%       8.12%     36.63
Large Cap Growth
Fund / Russell 1000
Growth Index............    19.96     0.43      20.39       22.48      (2.09)
Mid Cap Growth
Fund / Russell MidCap
Growth Index............    15.39     0.39      15.78       67.32     (51.54)
Small Cap Growth
Fund / Russell 2000
Growth Index............   101.33     0.58     101.91       66.04      35.87
International Value
Fund / Salomon Brothers
Primary Market Index....    31.98     0.52      32.50        8.12      24.38
Large Cap Value
Fund / Russell 1000
Value Index.............    (8.36)    0.40      (7.96)      (8.88)      0.92
Mid Cap Value
Fund / Russell MidCap
Value Index.............     7.34     0.52       7.86      (11.25)     19.11
Small Cap Value
Fund / Russell 2000
Value Index.............     4.04     0.49       4.53        2.82       1.71
Socially Responsible
Fund / S&P 500 Index....     4.33     0.28       4.61        4.11       0.50
Balanced Fund / Balanced
Blend(b)................     4.72     0.41       5.13        3.30       1.83
High Yield Bond
Fund / Salomon Brothers
High Yield Market
Index...................     2.74     0.50       3.24        0.35       2.89
Strategic Bond
Fund / Lehman Brothers
Aggregate Index.........     3.44     0.44       3.88        1.92       1.96
Domestic Bond
Fund / Lehman Brothers
Aggregate Index.........     1.20     0.39       1.59        1.92      (0.33)
Core Bond Fund / Lehman
Brothers Aggregate
Index...................     1.54     0.40       1.94        1.92       0.02
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)...................     2.60     0.28       2.88        2.24       0.64
Growth Lifestyle
Fund(c).................    23.05     0.05      23.10       12.03      11.07
Moderate Growth
Lifestyle Fund(d).......    14.96     0.05      15.01        8.63       6.38
Conservative Growth
Lifestyle Fund(e).......    10.93     0.05      10.98        6.39       4.59

-----------
(a) Fund Level Returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
(b) Balanced Blend consists of 40% Lehman Brothers Government and Corporate and 60% S&P 500 Index.
(c) Benchmark for Growth Lifestyle consists of 15% EAFE, 15% Salomon Smith Barney Primary Market Index, 13% S&P 500, 12% Russell 1000 Value, 10% Russell 2000 Growth, 10% Russell 2000 Value, 10% Lehman Aggregate, 8% Russell MidCap Value, and 7% Russell MidCap Growth.
(d) Benchmark for Moderate Growth Lifestyle consists of 7% EAFE, 8% Salomon Smith Barney Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 7% Russell 2000 Growth, 8% Russell 2000 Value, 25% Lehman Aggregate, 8% Russell MidCap Value, and 7% Russell MidCap Growth.
(e) Benchmark for Conservative Growth Lifestyle consists of 5% EAFE, 5% Salomon Smith Barney Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 5% Russell 2000 Growth, 5% Russell 2000 Value, 40% Lehman Aggregate, 5% Russell MidCap Value, and 5% Russell MidCap Growth.

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                              Distributions from Net
                                                               Investment Income and
                                                               Net Realized Gains on
                             Net Asset Values (per share)     Securities (per share)
                         ------------------------------------ ----------------------
                         (unaudited)             (unaudited)
                         February 28, August 31, February 29, 3/01/99 to   9/01/99 to
Fund                         1999        1999        2000       8/31/99      2/29/00
---------------------------------------------------------------------------------------
International Growth
Fund....................    $10.22      $11.22      $15.53     $        --  $      0.64
Large Cap Growth Fund...     12.63       13.96       16.23              --         0.50
Mid Cap Growth Fund.....     12.56       12.45       12.85              --         1.45
Small Cap Growth Fund...     12.98       14.86       27.70              --         1.57
International Value
Fund....................     11.91       14.72       18.34              --         1.03
Large Cap Value Fund....     12.14       12.85        9.95            0.07         1.97
Mid Cap Value Fund......     12.37       13.82       11.27            0.02         3.44
Small Cap Value Fund....     10.17       10.48       10.46            0.07         0.42
Socially Responsible
Fund....................     12.26       12.88       12.94            0.07         0.51
Balanced Fund...........     11.86       12.32       12.18            0.14         0.71
High Yield Bond Fund....     10.32        9.69        9.49            0.48         0.46
Strategic Bond Fund.....     10.25        9.86        9.77            0.37         0.43
Domestic Bond Fund......      9.90        9.43        9.27            0.27         0.27
Core Bond Fund..........      9.99        9.58        9.43            0.28         0.30
Money Market Fund.......      1.00        1.00        1.00            0.05         0.03
Growth Lifestyle Fund...     11.66       12.77       14.15            0.03         1.52
Moderate Growth
Lifestyle Fund..........     11.50       12.24       12.63            0.07         1.41
Conservative Growth
Lifestyle Fund..........     11.24       11.73       10.69            0.11         2.29


The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

-------------------------------------------------------------------------------

 4                                   February 29, 2000 (Unaudited)
                           INTERNATIONAL GROWTH FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 96.52%
            APPAREL & PRODUCTS - 1.27%
      621   Christian Dior........................................   $   127,674
                                                                     -----------
            AUTO - CARS - 1.25%
    3,130   Renault, S.A. ........................................       125,371
                                                                     -----------
            BANKS - OTHER - 3.93%
    2,100   Bank Austria AG.......................................        91,835
    3,000   Commerzbank AG........................................       107,393
    2,000   ING Groep NV..........................................       101,626
   14,784   United Overseas Bank..................................        93,488
                                                                     -----------
                                                                         394,342
                                                                     -----------
            BEVERAGES & TOBACCO - 0.69%
   15,500   Fomento Economico Mexicano,
            SA de C.V. ...........................................        68,996
                                                                     -----------
            BROADCASTING - 1.30%
    1,700 * Grupo Televisa, S.A...................................       130,581
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 1.28%
    3,302   Akzo Nobel............................................       127,819
                                                                     -----------
            CONGLOMERATES - 4.57%
    2,623   Lagardere S.C.A. .....................................       247,939
   54,000   LI & Fung.............................................       210,233
                                                                     -----------
                                                                         458,172
                                                                     -----------
            CONSUMER FINANCE - 0.95%
      900   Acom Co. .............................................        95,526
                                                                     -----------
            DRUGS - 2.17%
    3,100   Astrazeneca, Plc. ....................................        99,935
    2,300   Aventis...............................................       117,938
                                                                     -----------
                                                                         217,873
                                                                     -----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 1.36%
   10,000   Hitachi, Ltd. ........................................       136,453
                                                                     -----------
            ELECTRICAL EQUIPMENT - 1.18%
      400   Sony Corp. ...........................................       118,338
                                                                     -----------
            ELECTRONIC EQUIPMENT - 4.44%
    1,196   Koninklijke Philips Electronic........................       222,458
    1,700 * Samsung Electronics(/1/)..............................       222,496
                                                                     -----------
                                                                         444,954
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCE COMPANIES - 3.73%
   43,000   Grupo Financiero Banamex Accival,
            S.A. de CV (Banacci)..................................   $   183,374
    1,100   Orix Corp. ...........................................       190,251
                                                                     -----------
                                                                         373,625
                                                                     -----------
            FINANCIAL SERVICES - 4.48%
   16,500   Amvescap, Plc. .......................................       187,680
   60,400   Bank of East Asia, Ltd. ..............................       142,021
    8,200   Investor AB, Class B..................................       119,722
                                                                     -----------
                                                                         449,423
                                                                     -----------
            FOODS - 2.23%
    3,000 * Companhia de Brasileira - ADR.........................       101,250
   11,000   Sumitomo Corp. .......................................       121,961
                                                                     -----------
                                                                         223,211
                                                                     -----------
            HOUSEHOLD PRODUCTS - 1.35%
   22,100   Unilever, Plc. .......................................       135,370
                                                                     -----------
            INFORMATION PROCESSING - 2.69%
    9,500   QXL.com, Plc. ........................................       269,583
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 1.13%
    7,500   Misys, Plc. ..........................................       112,778
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.60%
    1,900   Getronics NV..........................................       159,928
                                                                     -----------
            INFORMATION PROCESSING -
            NETWORKING - 1.74%
    5,000 * Newbridge Networks Corp. .............................       174,375
                                                                     -----------
            INSURANCE - MULTILINE - 0.80%
    1,981   Scor..................................................        79,731
                                                                     -----------
            MACHINERY - CONSTRUCTION & CONTRACTS - 1.46%
    6,290   Alstom................................................       145,993
                                                                     -----------
            MERCHANDISING - 1.54%
   38,000   Marubeni Corp. .......................................       154,622
                                                                     -----------
            METALS - ALUMINUM - 1.38%
    2,354   Pechiney, S.A., Class A...............................       138,016
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - STEEL - 5.93%
    7,300   Aceralia Corp Siderurgica S.A. .......................   $    85,812
    2,200   Boehler-Udeholm AG....................................        82,352
   10,300 * Ispat International NV - ADR..........................       129,394
    5,000 * Pohang Iron & Steel, Ltd. - ADR.......................       125,625
   11,700   Usinor SA.............................................       171,494
                                                                     -----------
                                                                         594,677
                                                                     -----------
            MISCELLANEOUS - 2.19%
  126,000   First Pacific Co., Ltd. ..............................        67,591
    8,500   Viag AG...............................................       151,728
                                                                     -----------
                                                                         219,319
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.97%
    3,800 * Petroleo Brasileiro S.A. - ADR........................        97,375
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.40%
   15,800   Metsa Serla, Class B..................................       139,871
                                                                     -----------
            PHOTOGRAPHY - 1.75%
    4,000   Fuji Photo Film Co. ..................................       175,868
                                                                     -----------
            PUBLISHING - NEWS - 2.68%
   21,500   News Corp, Ltd. ......................................       269,084
                                                                     -----------
            REAL ESTATE - 0.71%
  106,000   Wheelock & Company, Ltd. .............................        71,504
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 1.86%
   14,000   Cheung Kong...........................................       186,180
                                                                     -----------
            TELECOMMUNICATIONS - 28.96%
    9,100   British Telecommunications, Plc. .....................       158,890
   30,000   China Telecom (Hong Kong).............................       275,608
       18   DDI Corp. ............................................       167,129
    2,700 * Ericsson LMTEL Co. - ADR, Class B.....................       259,200
    7,800   Global TeleSystems Group, Inc. .......................       195,000
    2,000 * Korea Telecom Corp. - ADR.............................        87,000
    1,080   KPN NV (Koninklijke)..................................       137,979
    1,000   Mobilcom AG...........................................       135,208
       12   NTT Corp. ............................................       166,037
    3,900   Philippine Long Distance Telephone Co. ...............        84,700
    6,400 * SK Telecom Co., Ltd. - ADR............................       287,600
      500   Swisscom AG...........................................       163,030
    4,548   Telefonica, S.A. .....................................       131,346
    8,500 * Telenorte Leste Partic - ADR..........................       216,750
    1,200   United Pan-Europe Communications NV...................       237,599
   35,379   Vodafone Group, Plc. .................................       198,276
                                                                     -----------
                                                                       2,901,352
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                   5
                     INTERNATIONAL GROWTH FUND - CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - 1.55%
   21,400    HongKong Electric Holdings..........................   $    65,304
    6,400 *  Korea Electric Power Corp. - ADR....................        90,400
                                                                    -----------
                                                                        155,704
                                                                    -----------
             TOTAL COMMON STOCK
             (Cost $7,075,236)...................................     9,673,688
                                                                    -----------

    PAR
   VALUE
 ---------
             CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT - 3.63%
             BANKS - OTHER - 3.63%
 $364,000    State Street Bank Repurchase Agreement, 5.65%, dated
             02/29/00, to be repurchased at $364,057 on 03/01/00,
             collateralized by U.S Treasury Note, 6.63%,
             04/30/02, with a par value of $365,000 (Cost
             $364,000)...........................................       364,000
                                                                    -----------
             TOTAL CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT
             (Cost $364,000).....................................       364,000
                                                                    -----------
             TOTAL INVESTMENTS
             (Cost $7,439,236) - 100.15%.........................   $10,037,688
                                                                    -----------

             *Non-income producing

-----------
(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2000, the aggregate value of these securities was $222,496, representing 2.22% of net assets.


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $7,439,236)..........................  $10,037,688
Receivable for:
 Fund shares sold.................................................        5,991
 Dividends and interest...........................................        2,731
Other assets......................................................       13,363
                                                                    -----------
TOTAL ASSETS......................................................   10,059,773
                                                                    -----------
LIABILITIES:
Payable for fund shares redeemed..................................        4,124
Payable to affiliates:
 Advisory fees....................................................        2,512
 Administrative fees..............................................        3,678
 Accounting services..............................................          441
 Other............................................................       10,356
Accrued expenses and other liabilities............................       16,483
                                                                    -----------
TOTAL LIABILITIES.................................................       37,594
                                                                    -----------
NET ASSETS........................................................  $10,022,179
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
645,318 shares outstanding........................................  $     6,453
Additional paid in capital........................................    6,731,099
Undistributed net realized gain on securities.....................      751,102
Accumulated net investment loss...................................      (64,927)
Unrealized appreciation of securities.............................    2,598,452
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $10,022,179

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 6             INTERNATIONAL GROWTH FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,091)........  $   22,904
Interest......................................................       3,532
                                                                ----------
 Total investment income......................................      26,436
                                                                ----------
EXPENSES:
Advisory fees.................................................      37,688
Custodian fees................................................      11,170
Administrative service fee....................................      10,469
Report to shareholders........................................       5,714
Audit fees and tax services...................................       4,934
Legal fees....................................................       2,625
Trustees' fees and expenses...................................       1,471
Accounting services...........................................       1,256
Registration and filing fees..................................         764
Pricing services..............................................         567
Miscellaneous.................................................         914
                                                                ----------
 Total expenses...............................................      77,572
 Expense reimbursement (see Note 3)...........................     (29,428)
                                                                ----------
 Net expenses.................................................      48,144
                                                                ----------
NET INVESTMENT LOSS...........................................     (21,708)
                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments........................................ $ 911,862
 Foreign currency transactions......................   (64,477)    847,385
                                                     ---------
Net unrealized appreciation during the period:
 Investments........................................ 2,170,190
 Foreign currency translation.......................        50   2,170,240
                                                     ---------  ----------
  Net realized and unrealized gain on securities and
   foreign currencies during the period.......................   3,017,625
                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $2,995,917
                                                                ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six    For the Fiscal
                                                 Months Ended      Year Ended
                                               February 29, 2000 August 31, 1999
                                              ----------------------------------
                                                                    (audited)
OPERATIONS:
Net investment income (loss).................     $   (21,708)     $   80,860
Net realized gain on securities and foreign
 currency transactions.......................         847,385         167,651
Net unrealized appreciation of securities and
 translation of foreign currencies during the
 period......................................       2,170,240         428,212
                                              ----------------------------------
 Increase in net assets resulting from
  operations.................................       2,995,917         676,723
                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................        (124,079)              -
Net realized gain on securities..............        (263,934)              -
                                              ----------------------------------
 Decrease in net assets resulting from
  distributions to shareholders..............        (388,013)              -
                                              ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold....................       1,095,627       6,525,710
Proceeds from shares issued for distributions
 reinvested..................................         388,013               -
                                              ----------------------------------
                                                    1,483,640       6,525,710
Cost of shares repurchased...................        (884,596)       (392,069)
                                              ----------------------------------
 Increase in net assets resulting
  from share transactions....................         599,044       6,133,641
                                              ----------------------------------
TOTAL INCREASE IN NET ASSETS.................       3,206,948       6,810,364

NET ASSETS:
Beginning of year............................       6,815,231           4,867
                                              ----------------------------------
End of period (including undistributed net
 investment income of ($64,927) and
 $80,860)....................................     $10,022,179      $6,815,231
                                              ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..................................          74,064         642,435
Shares issued for distributions reinvested...          25,167               -
Shares repurchased...........................         (61,563)        (35,272)
                                              ----------------------------------
 Increase in shares outstanding..............          37,668         607,163
Shares outstanding:
 Beginning of year...........................         607,650             487
                                              ----------------------------------
 End of period...............................         645,318         607,650
                                              ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                   7
                             LARGE CAP GROWTH FUND

  NUMBER                                                           MARKET
 OF SHARES                                                          VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 97.95%
            ADVERTISING - 0.37%
      300 * Doubleclick, Inc. ................................   $    26,644
      600   Interpublic Group Corp. ..........................        24,113
      400   Omnicom Group, Inc. ..............................        37,675
      100 * TMP Worldwide, Inc. ..............................        13,594
                                                                 -----------
                                                                     102,026
                                                                 -----------
            AEROSPACE/DEFENSE - 0.31%
      300   General Dynamics Corp. ...........................        12,975
    1,400   United Technologies Corp. ........................        71,313
                                                                 -----------
                                                                      84,288
                                                                 -----------
            APPAREL & PRODUCTS - 0.10%
      800 * Land's End, Inc. .................................        26,550
                                                                 -----------
            APPLIANCES/FURNISHINGS - 0.06%
      300   Whirlpool Corp. ..................................        16,294
                                                                 -----------
            AUTO - CARS - 1.43%
    2,000 * General Motors Corp., Class H.....................       241,000
    4,200   Hertz Corp., Class A..............................       150,413
                                                                 -----------
                                                                     391,413
                                                                 -----------
            BANKS - NEW YORK CITY - 0.41%
    2,150   Citigroup, Inc. ..................................       111,128
                                                                 -----------
            BANKS - REGIONAL - 0.10%
    1,500   Firstar Corp. ....................................        26,719
                                                                 -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.35%
      200   Anheuser-Busch Companies, Inc. ...................        12,825
    1,400   Seagram Co., Ltd. ................................        82,250
                                                                 -----------
                                                                      95,075
                                                                 -----------
            BEVERAGE - SOFT DRINKS - 1.65%
      500   Coca Cola Enterprises, Inc. ......................        11,688
    5,000   Coca-Cola Co. ....................................       242,188
    6,200   PepsiCo, Inc. ....................................       199,950
                                                                 -----------
                                                                     453,826
                                                                 -----------
            BROADCASTING - 0.77%
    1,000 * Comcast Corp., Class A............................        42,500
    1,000 * Media One Group, Inc. ............................        78,500
    1,600 * Viacom, Inc., Class B.............................        89,200
                                                                 -----------
                                                                     210,200
                                                                 -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - 0.24%
    1,400   Lowe's Companies, Inc. ...............................   $    66,675
                                                                     -----------
            CHEMICAL - MAJOR - 0.59%
    1,500   Dow Chemical Co. .....................................       162,750
                                                                     -----------
            CONGLOMERATES - 0.47%
    3,400   Tyco International, Ltd. .............................       128,988
                                                                     -----------
            CONSUMER FINANCE - 0.05%
      600   MBNA Corp. ...........................................        13,650
                                                                     -----------
            CONTAINERS - METAL/GLASS - 0.34%
      500   Corning, Inc. ........................................        94,000
                                                                     -----------
            DRUGS - 9.45%
    3,200   Allergan, Inc. .......................................       161,000
    6,900 * Amgen, Inc. ..........................................       470,494
      600   Bausch & Lomb, Inc. ..................................        31,650
    1,800 * Biogen, Inc. .........................................       194,288
    5,600   Bristol Myers Squibb Co. .............................       318,150
    1,300 * Chiron Corp. .........................................        65,000
      400   Eli Lilly and Co. ....................................        23,775
      200 * Immunex Corp. ........................................        39,488
    8,800   Merck & Co., Inc. ....................................       541,750
      100 * Millennium Pharmaceuticals, Inc. .....................        26,013
   12,200   Pfizer, Inc. .........................................       391,925
    2,200   Pharmacia & Upjohn, Inc. .............................       104,775
    2,000   Schering-Plough Corp. ................................        69,750
    1,800   Warner-Lambert Co. ...................................       154,013
                                                                     -----------
                                                                       2,592,071
                                                                     -----------
            ELECTRONIC EQUIPMENT - 5.68%
    1,100 * Cabletron Systems, Inc. ..............................        53,900
   10,600   General Electric Co. .................................     1,401,188
    1,200   Molex, Inc. ..........................................        67,050
      400 * Teradyne, Inc. .......................................        34,800
                                                                     -----------
                                                                       1,556,938
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 0.13%
      800 * Vishay Intertechnology, Inc. .........................        34,400
                                                                     -----------
            ENTERTAINMENT - 1.65%
    1,900   Carnival Corp., Class A...............................        54,744
    1,000 * Fox Entertainment Group, Inc. ........................        26,313
    4,300   Time Warner, Inc. ....................................       367,650
      115   Walt Disney Co. ......................................         3,853
                                                                     -----------
                                                                         452,560
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - 0.01%
      100 * Ameritrade Holding Corp., Class A.....................   $     1,869
                                                                     -----------
            FOODS - 1.91%
    1,500   BestFoods.............................................        62,906
    7,600   ConAgra, Inc. ........................................       124,450
    1,100   Dean Foods Co. .......................................        29,838
    4,200   Hormel Foods Corp. ...................................        70,088
    7,500   IBP, Inc. ............................................        93,750
      800   McCormick & Co., Inc. ................................        21,900
    9,900   Nabisco Group Holdings Corp. .........................        85,388
    1,200   Nabisco Holdings Corp., Class A.......................        35,100
                                                                     -----------
                                                                         523,420
                                                                     -----------
            FOOTWEAR - 0.19%
    1,800   NIKE, Inc., Class B...................................        51,188
                                                                     -----------
            HEALTHCARE - 0.65%
      700   Cardinal Health, Inc. ................................        28,875
    2,400 * United HealthCare Corp. ..............................       122,700
      400 * Wellpoint Health Networks, Inc. ......................        27,000
                                                                     -----------
                                                                         178,575
                                                                     -----------
            HOSPITAL SUPPLIES - 2.80%
    3,700   Abbott Laboratories...................................       121,175
    1,700   Baxter International, Inc. ...........................        92,650
    5,800   Johnson & Johnson.....................................       416,150
    2,100   Medtronic, Inc. ......................................       101,719
      400   Stryker Corp. ........................................        23,400
    1,700 * Summit Technology, Inc. ..............................        12,750
                                                                     -----------
                                                                         767,844
                                                                     -----------
            HOUSEHOLD PRODUCTS - 2.06%
      400   Colgate-Palmolive Co. ................................        20,875
    5,800   Procter & Gamble Co. .................................       510,400
      714   Unilever NV...........................................        32,487
                                                                     -----------
                                                                         563,762
                                                                     -----------
            INFORMATION PROCESSING - 2.08%
      200 * Comverse Technology, Inc. ............................        39,375
      200 * Infospace.com, Inc. ..................................        43,400
    1,800 * JDS Uniphase Corp. ...................................       474,750
      200 * Lycos, Inc. ..........................................        11,925
                                                                     -----------
                                                                         569,450
                                                                     -----------

--------------------------------------------------------------------------------

 8                                   February 29, 2000 (Unaudited)
                       LARGE CAP GROWTH FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 8.71%
      400 * Broadcom Corp. .......................................   $    78,950
      400 * Citrix Systems, Inc. .................................        42,175
      300 * Inktomi Corp. ........................................        41,138
   14,200 * Microsoft Corp. ......................................     1,269,125
    7,400 * Oracle Corp. .........................................       549,450
    1,950 * Veritas Software Corp. ...............................       385,856
      100 * Vignette Corp. .......................................        23,050
                                                                     -----------
                                                                       2,389,744
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 4.71%
      600 * Adaptec, Inc. ........................................        24,600
    1,300 * Apple Computer, Inc. .................................       149,013
    2,500 * Dell Computer Corp. ..................................       102,031
      200 * E-Tek Dynamics, Inc. .................................        54,650
      400 * Gateway, Inc. ........................................        27,500
    2,400 * Lexmark International Group, Inc. ....................       286,200
    6,800 * Sun Microsystems, Inc. ...............................       647,700
                                                                     -----------
                                                                       1,291,694
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 3.20%
    8,600 * America Online, Inc. .................................       507,400
    1,500   Automatic Data Processing, Inc. ......................        65,343
      100 * Checkfree Holdings Corp. .............................         8,794
      700 * CMGI, Inc. ...........................................        90,694
      200 * C-Net, Inc. ..........................................        13,375
      700   Electronic Data Systems Corp. ........................        45,325
    1,400   First Data Corp. .....................................        63,000
      200 * Sterling Commerce, Inc. ..............................         8,763
      300 * VeriSign, Inc. .......................................        75,900
                                                                     -----------
                                                                         878,594
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.22%
      600 * Intuit, Inc. .........................................        31,500
      100 * Macromedia, Inc. .....................................         8,643
      200 * Networks Associates, Inc. ............................         6,088
      200 * Realnetworks, Inc. ...................................        14,063
                                                                     -----------
                                                                          60,294
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 8.86%
    1,500   Adobe Systems, Inc. ..................................   $   153,000
      500 * At Home Corp. ........................................        17,155
      800 * Bea Systems, Inc. ....................................       101,250
      600 * Computer Sciences Corp. ..............................        47,288
    3,800 * EMC Corp. ............................................       452,200
    3,800   Hewlett Packard Co. ..................................       511,100
    3,700   International Business Machines.......................       377,400
      200 * Network Appliance, Inc. ..............................        37,750
      100 * Network Solutions, Inc. ..............................        32,244
    2,400 * Novell, Inc. .........................................        79,350
      200 * PsiNet, Inc. .........................................         9,275
    3,700 * Seagate Technology, Inc. .............................       184,538
      600 * Siebel Systems, Inc. .................................        83,213
    3,300 * Solectron Corp. ......................................       216,150
      800 * Yahoo!, Inc. .........................................       127,750
                                                                     -----------
                                                                       2,429,663
                                                                     -----------
            INFORMATION PROCESSING - NETWORKING - 6.96%
   12,400 * Cisco Systems, Inc. ..................................     1,639,124
      600 * Exodus Communications, Inc. ..........................        85,425
      800 * PMC-Sierra, Inc. .....................................       154,450
      200 * USWeb Corp. ..........................................         7,775
      300 * Verio, Inc. ..........................................        22,519
                                                                     -----------
                                                                       1,909,293
                                                                     -----------
            INSURANCE - LIFE - 0.17%
    1,300   Hartford Life, Inc., Class A..........................        45,987
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 0.17%
    1,300   PMI Group, Inc. ......................................        47,205
                                                                     -----------
            INSURANCE - MULTILINE - 0.83%
    1,625   American International Group, Inc. ...................       143,710
    1,100   Marsh & McLennan Companies, Inc. .....................        85,113
                                                                     -----------
                                                                         228,823
                                                                     -----------
            LEISURE TIME - 0.19%
      300   Harley-Davidson, Inc. ................................        20,438
      800   Royal Caribbean Cruises, Ltd. ........................        28,300
      100   Sabre Holdings Corp. .................................         4,012
                                                                     -----------
                                                                          52,750
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LODGING - 0.29%
    2,000   Marriott International, Inc. .........................   $    55,124
    1,200   MGM Grand, Inc. ......................................        23,850
                                                                     -----------
                                                                          78,974
                                                                     -----------
            MACHINERY - CONSTRUCTION & CONTRACTS - 0.33%
    1,000 * Calpine Corp. ........................................        91,500
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 0.08%
      600   Parker Hannifin Corp. ................................        21,750
                                                                     -----------
            MEDICAL TECHNOLOGY - 0.15%
      400   PE Corp - PE Biosystems Group.........................        42,200
                                                                     -----------
            MERCHANDISE - DRUG - 0.43%
    3,400   CVS Corp. ............................................       119,000
                                                                     -----------
            MERCHANDISE - SPECIALTY - 3.80%
      500 * Amazon.com, Inc. .....................................        34,437
      600 * Best Buy Co., Inc. ...................................        32,625
    1,700 * BJ's Wholesale Club, Inc. ............................        52,700
    3,200   Circuit City Stores, Inc. ............................       129,200
    1,300 * Costco Wholesale Corp. ...............................        64,513
      400   Fortune Brands, Inc. .................................         8,750
    8,550   Home Depot, Inc. .....................................       494,297
      300 * Kohl's Corp. .........................................        22,744
    1,300   Limited, Inc. ........................................        44,200
    1,200   Tandy Corp. ..........................................        45,675
    1,400   Tiffany & Co. ........................................        89,863
      600 * Zale Corp. ...........................................        22,575
                                                                     -----------
                                                                       1,041,579
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.59%
    1,200 * Federated Department Stores, Inc. ....................        44,024
    2,000   Target Corp. .........................................       118,000
                                                                     -----------
                                                                         162,024
                                                                     -----------
            MERCHANDISING - FOOD - 0.28%
    2,400 * Kroger Co. ...........................................        35,700
    1,100 * Safeway, Inc. ........................................        42,418
                                                                     -----------
                                                                          78,118
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                   9
                       LARGE CAP GROWTH FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - MASS - 1.44%
      100 * Priceline.com, Inc. ..................................   $     5,593
      900   Sears Roebuck and Co. ................................        24,806
    7,500   Wal-Mart Stores, Inc. ................................       365,156
                                                                     -----------
                                                                         395,555
                                                                     -----------
            MISCELLANEOUS - 0.21%
      700   Avx Corp. ............................................        44,450
      100 * Ebay, Inc. ...........................................        14,337
                                                                     -----------
                                                                          58,787
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 0.09%
    1,100   USX-Marathon Group....................................        23,787
                                                                     -----------
            OIL/GAS PRODUCERS - 0.23%
    1,609   Transocean Sedco Forex, Inc. .........................        63,454
                                                                     -----------
            PAPER/FOREST PRODUCTS - 0.64%
    1,200   Avery Dennison Corp. .................................        72,824
    2,100   Georgia-Pacific Corp. ................................        72,844
      600   Kimberly-Clark Corp. .................................        31,013
                                                                     -----------
                                                                         176,681
                                                                     -----------
            PHOTOGRAPHY - 0.50%
    2,400   Eastman Kodak Co. ....................................       137,550
                                                                     -----------
            POLLUTION CONTROL - 0.18%
    4,500 * Republic Services, Inc., Class A......................        48,938
                                                                     -----------
            PUBLISHING - NEWS - 0.09%
      600   New York Times Co., Class A...........................        25,350
                                                                     -----------
            PUBLISHING/PRINTING - 0.08%
      800 * Valassis Communications, Inc. ........................        22,150
                                                                     -----------
            RESTAURANTS - 0.14%
      500   McDonald's Corp. .....................................        15,780
      900 * Tricon Global Restaurants, Inc. ......................        23,963
                                                                     -----------
                                                                          39,743
                                                                     -----------
            SECURITIES RELATED - 2.08%
    2,100   A.G. Edwards, Inc. ...................................        66,543
      420   Bear Stearns Co., Inc. ...............................        16,485
    2,400   Charles Schwab Corp. .................................       100,350
      500 * E*Trade Group, Inc. ..................................        12,313
    2,100   Lehman Brothers Holdings, Inc. .......................       152,250
    1,900   Merrill Lynch & Co., Inc. ............................       194,750
      400   Morgan Stanley Dean Witter & Co. .....................        28,175
                                                                     -----------
                                                                         570,866
                                                                     -----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 0.85%
    1,100 * Applied Materials, Inc. .............................   $   201,230
      400 * KLA-Tencor Corp. ....................................        31,175
                                                                    -----------
                                                                        232,405
                                                                    -----------
            SEMICONDUCTORS - 8.66%
      800 * Altera Corp. ........................................        63,800
      800 * Analog Devices, Inc. ................................       125,600
      500 * Applied Micro Circuits Corp. ........................       137,530
    1,000 * Conexant Systems, Inc. ..............................        98,250
   10,400   Intel Corp. .........................................     1,175,200
      800 * LSI Logic Corp. .....................................        51,250
    1,600   Motorola, Inc. ......................................       272,800
      200 * SDL, Inc. ...........................................        82,000
    1,500   Texas Instruments, Inc. .............................       249,750
    1,500 * Xilinx, Inc. ........................................       119,625
                                                                    -----------
                                                                      2,375,805
                                                                    -----------
            TELECOMMUNICATIONS - 7.98%
      800 * ADC Communications, Inc. ............................        35,900
      300 * Allegiance Telecom, Inc. ............................        29,662
    1,100   ALLTEL Corp. ........................................        63,800
    3,600   AT&T Corp. ..........................................       177,975
    1,700   AT&T Corp. - Liberty Media Group.....................        88,825
      700   CenturyTel, Inc. ....................................        23,537
      500 * CIENA Corp. .........................................        79,906
      300 * Covad Communications Group, Inc. ....................        27,075
    1,100 * Level 3 Communications, Inc. ........................       125,263
    8,000   Lucent Technologies, Inc. ...........................       476,000
    5,850 * MCI Worldcom, Inc. ..................................       261,056
      300 * NEXTLINK Communications, Inc. .......................        33,056
      700   Nortel Networks Corp. ...............................        78,050
    2,800 * QUALCOMM, Inc. ......................................       398,825
    1,100 * Qwest Communications International, Inc. ............        51,013
      100 * RCN Corp. ...........................................         5,988
      300 * RF Micro Devices, Inc. ..............................        41,494
      100 * Rhythms Netconnections, Inc. ........................         3,569
      400 * Sanmina Corp. .......................................        46,825
    1,100   Scientific-Atlanta, Inc. ............................       112,956
      600 * Tellabs, Inc. .......................................        28,800
                                                                    -----------
                                                                      2,189,575
                                                                    -----------
            TOBACCO - 0.33%
    3,700   Philip Morris Companies, Inc. .......................        74,230
      800   UST, Inc. ...........................................        15,450
                                                                    -----------
                                                                         89,680
                                                                    -----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           UTILITIES - COMMUNICATION - 0.53%
      300  SBC Communications, Inc. .............................   $    11,400
    2,200  Sprint Corp. FON Group................................       134,200
                                                                    -----------
                                                                        145,600
                                                                    -----------
           UTILITIES - GAS, PIPELINE - 0.10%
      400  Enron Corp. ..........................................        27,600
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $21,417,163)....................................    26,868,377
                                                                    -----------

    PAR
   VALUE
 ---------
           CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT - 2.22%
 $610,000  BANKS - OTHER - 2.22%
           State Street Bank Repurchase Agreement, 5.65%, dated
           02/29/00, to be repurchased at $610,096 on 03/01/00,
           collateralized by U.S. Treasury Note, 6.63%, 04/30/02,
           with a par value of $610,000 (Cost $610,000)..........       610,000
                                                                    -----------
           TOTAL CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT
           (Cost $610,000).......................................       610,000
                                                                    -----------
           UNITED STATES GOVERNMENT -
           SHORT-TERM - 0.33%
           U. S. TREASURY BILLS - 0.33%
           United States Treasury Bills:
   25,000  5.32% due 03/30/00....................................        24,892
   10,000  5.25% due 03/30/00....................................         9,957
   25,000  5.14% due 03/30/00....................................        24,896
   10,000  5.13% due 03/09/00....................................         9,989
   10,000  5.13% due 03/16/00....................................         9,979
   10,000  5.00% due 03/09/00....................................         9,989
                                                                    -----------
                                                                         89,702
                                                                    -----------
           TOTAL UNITED STATES GOVERNMENT -
           SHORT-TERM
           (Cost $89,702)........................................        89,702
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $22,116,865) - 100.50%..........................   $27,568,079
                                                                    -----------
           *Non-income producing

--------------------------------------------------------------------------------

 10                                  February 29, 2000 (Unaudited)
                       LARGE CAP GROWTH FUND - CONTINUED

                                           UNREALIZED
 CONTRACTS                                DEPRECIATION

-----------------------------------------------------------
 FUTURES CONTRACTS PURCHASED(/1/)
     (Delivery month/Value at 02/29/00)
  10(/2/)   E-mini S&P Futures
            (March/$1,372)............... $    (8,113)
                                          -----------

(/1/) U.S. Treasury Bills with a market value of approximately $90,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(/2/)  Per 50.



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $22,116,865).......................... $27,568,079
Receivable for:
 Fund shares sold..................................................      31,939
 Dividends and interest............................................       9,919
Other assets.......................................................      14,508
                                                                    -----------
TOTAL ASSETS.......................................................  27,624,445
                                                                    -----------
LIABILITIES:
Payable for fund shares redeemed...................................     109,268
Payable to affiliates:
 Advisory fees.....................................................       4,468
 Administrative fees...............................................      10,957
 Accounting services...............................................       1,312
 Other.............................................................      31,149
Accrued expenses and other liabilities.............................      36,202
                                                                    -----------
TOTAL LIABILITIES..................................................     193,356
                                                                    -----------
NET ASSETS......................................................... $27,431,089
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized,
1,690,197 shares outstanding.....................................  $    16,902
Additional paid in capital.......................................   21,247,212
Undistributed net realized gain on securities....................      735,421
Accumulated net investment loss..................................      (11,547)
Unrealized appreciation (depreciation) of:
 Investments.......................................... $5,451,214
 Futures contracts....................................     (8,113)   5,443,101
                                                       ----------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................  $27,431,089
                                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                 LARGE CAP GROWTH FUND (Unaudited) - CONTINUED 11 STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Dividends.........................................................  $   66,947
Interest..........................................................      20,731
                                                                    ----------
 Total investment income..........................................      87,678
                                                                    ----------
EXPENSES:
Advisory fees.....................................................      63,407
Custodian fees....................................................      32,682
Administrative service fee........................................      28,821
Report to shareholders............................................      16,528
Audit fees and tax services.......................................      14,157
Legal fees........................................................       7,409
Trustees' fees and expenses.......................................       4,102
Accounting services...............................................       3,459
Pricing services..................................................       1,630
Registration and filing fees......................................       1,044
Miscellaneous.....................................................       1,705
                                                                    ----------
 Total expenses...................................................     174,944
 Expense reimbursement (see Note 3)...............................     (75,738)
                                                                    ----------
 Net expenses.....................................................      99,206
                                                                    ----------
NET INVESTMENT LOSS...............................................     (11,528)
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
 Investments........................................... $  912,641
 Futures contracts.....................................      2,302     914,943
                                                        ----------
Net unrealized appreciation (depreciation) during the period:
 Investments...........................................  3,303,148
 Futures contracts.....................................     (5,768)  3,297,380
                                                        ----------  ----------
  Net realized and unrealized gain on securities during the
  period..........................................................   4,212,323
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $4,200,795
                                                                    ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income (loss)................     $   (11,528)     $    14,919
Net realized gain on securities.............         914,943          591,864
Net unrealized appreciation of securities
during the period...........................       3,297,380        2,145,721
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................       4,200,795        2,752,504
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................          (2,764)         (12,174)
Net realized gain on securities.............        (771,386)               -
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............        (774,150)         (12,174)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................       4,974,720       18,067,450
Proceeds from shares issued for
distributions reinvested....................         774,150           12,174
                                              ---------------------------------
                                                   5,748,870       18,079,624
Cost of shares repurchased..................      (1,053,554)      (1,514,626)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................       4,695,316       16,564,998
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................       8,121,961       19,305,328
NET ASSETS:
Beginning of year...........................      19,309,128            3,800
                                              ---------------------------------
End of period (including undistributed net
investment income of ($11,547) and $2,745)..     $27,431,089      $19,309,128
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................         326,682        1,493,550
Shares issued for distributions reinvested..          49,085              971
Shares repurchased..........................         (68,918)        (111,553)
                                              ---------------------------------
 Increase in shares outstanding.............         306,849        1,382,968
Shares outstanding:
 Beginning of year..........................       1,383,348              380
                                              ---------------------------------
 End of period..............................       1,690,197        1,383,348
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 12                                  February 29, 2000 (Unaudited)
                              MID CAP GROWTH FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 96.39%
            ADVERTISING - 1.93%
    2,100 * Catalina Marketing Corp. .............................   $   178,763
                                                                     -----------
            APPAREL & PRODUCTS - 1.12%
    2,600   Cintas Corp. .........................................       103,838
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 1.36%
    3,100   Danaher Corp. ........................................       126,519
                                                                     -----------
            BUILDING MATERIALS - 2.95%
    6,200   Fastenal Co. .........................................       273,963
                                                                     -----------
            CONGLOMERATES - 0.90%
    5,800   Dial Corp. ...........................................        83,375
                                                                     -----------
            CONSUMER FINANCE - 2.01%
    8,800   Equifax, Inc. ........................................       186,450
                                                                     -----------
            DRUGS - 3.52%
    4,800 * ALZA Corp. ...........................................       176,100
   10,600 * Covance, Inc. ........................................       151,050
                                                                     -----------
                                                                         327,150
                                                                     -----------
            FINANCIAL SERVICES - 2.52%
    7,100   T Rowe Price Associates, Inc. ........................       233,856
                                                                     -----------
            GOVERNMENT SPONSORED - 1.65%
    4,900   SLM Holding Corp. ....................................       153,431
                                                                     -----------
            HEALTHCARE - 7.86%
    5,700   Cardinal Health, Inc. ................................       235,125
    7,300 * HCR Manor Care, Inc. .................................        63,419
   17,000 * Health Management Associates, Inc. ...................       182,750
    5,700   Omnicare, Inc. .......................................        52,369
    6,600 * Quintiles Transnational Corp. ........................       195,937
                                                                     -----------
                                                                         729,600
                                                                     -----------
            HOUSEHOLD PRODUCTS - 1.22%
    4,900   Newell Rubbermaid, Inc. ..............................       113,313
                                                                     -----------
            HUMAN RESOURCES - 3.30%
    5,000 * Interim Services, Inc. ...............................       124,688
    4,300 * Robert Half International, Inc. ......................       181,675
                                                                     -----------
                                                                         306,363
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING - 7.14%
    7,300 * Acxiom Corp. .........................................   $   210,788
    2,700 * Advent Software, Inc. ................................       244,855
    4,500 * Fritz Companies, Inc. ................................        37,688
    5,600 * Parametric Technology Corp. ..........................       169,750
                                                                     -----------
                                                                         663,081
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 1.87%
    2,500 * Jabil Circuit, Inc. ..................................       173,594
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 5.74%
    7,050   Paychex, Inc. ........................................       352,941
    4,100 * Sterling Commerce, Inc. ..............................       179,631
                                                                     -----------
                                                                         532,572
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 2.72%
    8,300 * Networks Associates, Inc. ............................       252,631
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 13.46%
    2,900 * BISYS Group, Inc. ....................................       149,531
    8,100 * Compuware Corp. ......................................       179,213
    1,600 * EMC Corp. ............................................       190,400
    5,100 * Fiserv, Inc. .........................................       138,975
    6,100 * Keane, Inc. ..........................................       146,400
    2,200 * Solectron Corp. ......................................       144,100
    5,000 * Sterling Software, Inc. ..............................       179,375
    2,700 * Transaction Systems Architects, Inc. .................       121,838
                                                                     -----------
                                                                       1,249,832
                                                                     -----------
            INSURANCE - MULTILINE - 1.50%
    3,800   AFLAC, Inc. ..........................................       138,937
                                                                     -----------
            LEISURE TIME - 2.42%
    3,300   Harley-Davidson, Inc. ................................       224,812
                                                                     -----------
            MEDICAL TECHNOLOGY - 3.21%
    1,600 * Guidant Corp. ........................................       107,800
    1,800   PE Corp. - PE Biosystems Group........................       189,900
                                                                     -----------
                                                                         297,700
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - 5.31%
    9,137   Dollar General Corp. .................................   $   191,306
      900 * Kohl's Corp. .........................................        68,231
    3,400 * Staples, Inc. ........................................        91,800
    8,900   TJX Companies, Inc. ..................................       141,844
                                                                     -----------
                                                                         493,181
                                                                     -----------
            MERCHANDISING - MASS - 2.30%
    5,500 * Dollar Tree Stores, Inc. .............................       213,469
                                                                     -----------
            OIL - SERVICES - 1.82%
    2,700 * Smith International, Inc. ............................       169,256
                                                                     -----------
            SECURITIES RELATED - 4.17%
    6,000   Franklin Resources, Inc. .............................       163,125
    5,700   Legg Mason, Inc. .....................................       223,725
                                                                     -----------
                                                                         386,850
                                                                     -----------
            SEMICONDUCTORS - 2.92%
    3,400 * Altera Corp. .........................................       271,150
                                                                     -----------
            TELECOMMUNICATIONS - 9.08%
    8,200 * ADC Communications, Inc. .............................       367,974
    2,400 * Amdocs, Ltd. .........................................       178,050
    3,600   CenturyTel, Inc. .....................................       121,050
    1,500 * Sanmina Corp. ........................................       175,593
                                                                     -----------
                                                                         842,667
                                                                     -----------
            TEXTILE - PRODUCTS - 0.49%
    2,700   G & K Services, Inc., Class A.........................        45,900
                                                                     -----------
            UTILITIES - ELECTRIC - 1.90%
    2,100 * AES Corp. ............................................       176,006
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $8,122,031).....................................     8,948,259
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  13
                        MID CAP GROWTH FUND - CONTINUED

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT - 1.96%
          BANKS - OTHER - 1.96%
 $182,000 State Street Bank Repurchase Agreement, 5.65%, dated
          02/29/00, to be repurchased at $182,029 on 03/01/00,
          collateralized by U.S Treasury Note, 6.63%, 04/30/02,
          with a par value of $185,000 (Cost $182,000)...........   $   182,000
                                                                    -----------
          TOTAL CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT
          (Cost $182,000)........................................       182,000
                                                                    -----------
          TOTAL INVESTMENTS
          (Cost $8,304,031) - 98.35%.............................   $ 9,130,259
                                                                    -----------
          *Non-income producing


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $8,304,031)..........................  $ 9,130,259
Receivable for:
 Investments sold.................................................      161,216
 Fund shares sold.................................................       12,418
 Dividends and interest...........................................        4,011
Other assets......................................................        2,269
                                                                    -----------
TOTAL ASSETS......................................................    9,310,173
                                                                    -----------
LIABILITIES:
Payable for fund shares redeemed..................................        5,142
Payable to affiliates:
 Advisory fees....................................................          996
 Administrative fees..............................................        2,190
 Accounting services..............................................          262
 Other............................................................        6,325
Accrued expenses and other liabilities............................       11,352
                                                                    -----------
TOTAL LIABILITIES.................................................       26,267
                                                                    -----------
NET ASSETS........................................................  $ 9,283,906
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
722,598 shares outstanding........................................  $     7,226
Additional paid in capital........................................    7,811,403
Undistributed net realized gain on securities.....................      648,492
Accumulated net investment loss...................................       (9,443)
Unrealized appreciation of securities.............................      826,228
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $ 9,283,906
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 14               MID CAP GROWTH FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000


INVESTMENT INCOME:
Dividends........................................................... $   14,186
Interest............................................................      8,945
                                                                     ----------
 Total investment income............................................     23,131
                                                                     ----------
EXPENSES:
Advisory fees.......................................................     26,743
Custodian fees......................................................     11,141
Administrative service fee..........................................     10,286
Report to shareholders..............................................      6,217
Audit fees and tax services.........................................      4,741
Legal fees..........................................................      2,807
Trustees' fees and expenses.........................................      1,469
Accounting services.................................................      1,234
Pricing services....................................................        571
Registration and filing fees........................................        497
Miscellaneous.......................................................      1,010
                                                                     ----------
 Total expenses.....................................................     66,716
 Expense reimbursement (see Note 3).................................    (34,142)
                                                                     ----------
 Net expenses.......................................................     32,574
                                                                     ----------
NET INVESTMENT LOSS.................................................     (9,443)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.....................................    713,063
Net unrealized appreciation of securities during the period.........    501,220
                                                                     ----------
 Net realized and unrealized gain on securities during the period...  1,214,283
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $1,204,840
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment loss.........................     $   (9,443)      $  (16,217)
Net realized gain on securities.............        713,063          867,584
Net unrealized appreciation of securities
during the period...........................        501,220          325,008
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................      1,204,840        1,176,375
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................              -                -
Net realized gain on securities.............       (915,938)               -
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............       (915,938)               -
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................        894,439        6,675,852
Proceeds from shares issued for
distributions reinvested....................        915,938                -
                                              ---------------------------------
                                                  1,810,377        6,675,852
Cost of shares repurchased..................       (209,834)        (463,166)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................      1,600,543        6,212,686
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................      1,889,445        7,389,061
NET ASSETS:
Beginning of year...........................      7,394,461            5,400
                                              ---------------------------------
End of period (including accumulated net
investment loss of $9,443 and $0)...........     $9,283,906       $7,394,461
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................         71,030          627,713
Shares issued for distributions reinvested..         73,806                -
Shares repurchased..........................        (16,033)         (34,458)
                                              ---------------------------------
 Increase in shares outstanding.............        128,803          593,255
Shares outstanding:
 Beginning of year..........................        593,795              540
                                              ---------------------------------
 End of period..............................        722,598          593,795
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  15
                             SMALL CAP GROWTH FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 98.44%
            ADVERTISING - 1.16%
    2,500 * Catalina Marketing Corp. .............................   $   212,813
    3,600 * Ticket Master Online-CitySearch, Inc. ................       125,606
                                                                     -----------
                                                                         338,419
                                                                     -----------
            APPAREL & PRODUCTS - 0.32%
    2,600   Talbots, Inc. ........................................        94,088
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 0.42%
    9,100   Gentek, Inc. .........................................       122,850
                                                                     -----------
            BANKS - OTHER - 0.12%
    3,800   Sterling Bancshares, Inc. ............................        36,100
                                                                     -----------
            BANKS - REGIONAL - 0.94%
    5,000   Bank United Corp. ....................................       130,938
    1,200   City National Corp. ..................................        33,075
      400 * Colombia Banking System, Inc. ........................         4,625
    1,100 * Hamilton Bancorp, Inc. ...............................        18,356
    2,900   National Commerce Bancorp. ...........................        49,300
    2,500   Pacific Century Financial Corp. ......................        37,969
                                                                     -----------
                                                                         274,263
                                                                     -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.48%
    3,800 * Robert Mondavi Corp., Class A.........................       139,175
                                                                     -----------
            BROADCASTING - 1.80%
    2,500 * Entercom Communications Corp. ........................       105,156
    3,750 * Insight Communications Co. ...........................        78,281
      900 * Jones Intercable, Inc. ...............................        52,706
    4,500 * Spanish Broadcasting
            Systems, Inc., Class A................................        86,063
    2,000 * Univision Communications, Inc. .......................       203,750
                                                                     -----------
                                                                         525,956
                                                                     -----------
            CHEMICAL - MAJOR - 0.45%
    7,100   Albemarle Corp. ......................................       106,944
    1,800   Solutia, Inc. ........................................        24,863
                                                                     -----------
                                                                         131,807
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 1.29%
    5,000 * General Chemical Group, Inc. .........................   $    11,250
    3,800   Geon Co. .............................................        79,325
    8,400   Georgia Gulf Corp. ...................................       191,100
    2,400   Minerals Technologies, Inc. ..........................        97,350
                                                                     -----------
                                                                         379,025
                                                                     -----------
            COMMERCIAL SERVICES - 0.43%
      800 * Neoforma.com, Inc. ...................................        47,600
    2,325 * Pfsweb, Inc. .........................................        79,631
                                                                     -----------
                                                                         127,231
                                                                     -----------
            DRUGS - 8.98%
      975 * Abgenix, Inc. ........................................       314,072
    1,100 * Corixa Corp. .........................................        76,381
    4,200 * Human Genome Sciences, Inc. ..........................       916,650
    1,000 * IDEC Pharmaceuticals Corp. ...........................       140,875
    1,050 * Ilex Oncology, Inc. ..................................        50,794
    9,900 * Ligand Pharmaceuticals, Inc., Class B.................       215,325
    1,400 * Millennium Pharmaceuticals, Inc. .....................       364,175
    3,500 * SangStat Medical Corp. ...............................       151,375
    2,800 * Triangle Pharmaceuticals, Inc. .......................        64,050
    4,600 * Vertex Pharmaceuticals, Inc. .........................       334,075
                                                                     -----------
                                                                       2,627,772
                                                                     -----------
            ELECTRONIC EQUIPMENT - 0.70%
    3,600 * Electro Scientific Industries, Inc. ..................       204,075
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 2.09%
    7,500 * 3DO Co. ..............................................       112,500
    3,200 * C-Cube Microsystems, Inc. ............................       298,400
    4,800 * LTX Corp. ............................................       202,500
                                                                     -----------
                                                                         613,400
                                                                     -----------
            ENTERTAINMENT - 0.52%
    2,900 * Aztar Corp. ..........................................        27,550
    6,100 * Cinar Corp. ..........................................       125,813
                                                                     -----------
                                                                         153,363
                                                                     -----------
            FINANCE COMPANIES - 0.26%
    4,500 * Financial Federal Corp. ..............................        77,063
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - 0.79%
    1,700 * BlackRock, Inc. ......................................   $    36,869
    3,000 * Gabelli Asset Management, Inc. .......................        48,563
    3,900   Heller Financial, Inc. ...............................        73,369
      400 * Lendingtree, Inc. ....................................         4,700
    1,300   Southwest Securities Group, Inc. .....................        68,813
                                                                     -----------
                                                                         232,314
                                                                     -----------
            FOODS - 0.74%
    1,900 * American Italian Pasta Co., Class A...................        43,344
    2,300 * Keebler Foods Co. ....................................        58,363
    2,100 * Symx Technologies, Inc. ..............................       115,500
                                                                     -----------
                                                                         217,207
                                                                     -----------
            FOOTWEAR - 0.47%
      600 * Kenneth Cole Productions, Inc., Class A...............        30,600
    4,800 * Steven Madden, Ltd. ..................................        64,800
    2,700 * Vans, Inc. ...........................................        41,850
                                                                     -----------
                                                                         137,250
                                                                     -----------
            HEALTHCARE - 1.58%
      900 * Accredo Health, Inc. .................................        26,550
    2,800 * Careinsite, Inc. .....................................       190,400
    1,025 * Diversa Corp. ........................................       136,838
    4,150 * Healthgate Data Corp. ................................        43,575
    2,125   Hooper Holmes, Inc. ..................................        65,344
                                                                     -----------
                                                                         462,707
                                                                     -----------
            HOSPITAL MANAGEMENT - 0.25%
    3,000 * Eclipsys Corp. .......................................        72,000
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.28%
    4,400 * Cost Plus, Inc. ......................................        81,675
                                                                     -----------
            INFORMATION PROCESSING - 1.72%
      250 * Caminus Corp. ........................................         5,906
      300 * Go2Net, Inc. .........................................        26,100
    5,025 * National Information Consortium, Inc. ................       263,184
    1,000 * Safeguard Scientifics, Inc. ..........................       174,938
    1,225 * Stamps.Com, Inc. .....................................        34,683
                                                                     -----------
                                                                         504,811
                                                                     -----------

--------------------------------------------------------------------------------

 16                                  February 29, 2000 (Unaudited)
                       SMALL CAP GROWTH FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 17.09%
    2,900 * Accrue Software, Inc. ................................   $   136,119
    5,600 * Actuate Software Corp. ...............................       349,300
    2,200 * Art Technology Group, Inc. ...........................       317,900
    7,400 * Aspen Technology, Inc. ...............................       331,150
      150 * Avenue A, Inc. .......................................        10,800
    2,400 * Bindview Development Corp. ...........................        81,000
      400 * Broadbase Software, Inc. .............................        60,575
    1,500 * Business Objects SA - ADR.............................       172,313
      300 * Cacheflow, Inc. ......................................        36,525
    1,625 * Chordiant Software, Inc. .............................        56,875
    1,300 * Clarent Corp. ........................................       142,025
    3,200 * Digital Impact, Inc. .................................        91,200
    2,100 * DSL.net, Inc. ........................................        58,800
      850 * E.pihpany, Inc. ......................................       186,894
       70 * Emerge Interactive, Inc., Class A.....................         3,719
    2,900 * Exchange Applications, Inc. ..........................       315,013
      675 * Firepond, Inc. .......................................        65,770
    1,000 * Informatica Corp. ....................................       171,500
    4,700 * Informix Corp. .......................................        75,200
    1,000 * ISS Group, Inc. ......................................       105,000
    1,825 * Mediaplex, Inc. ......................................       152,388
    3,800 * Microstrategy, Inc. ..................................       528,438
    2,775 * Mission Critical Software, Inc. ......................       169,969
    5,100 * Net Perceptions, Inc. ................................       249,263
      800 * Niku Corp. ...........................................        55,200
      850 * Opentv Corp. .........................................       157,250
      225 * pcOrder.com, Inc. ....................................         5,963
      900 * Purchasepro.com, Inc. ................................       109,744
    1,550 * Quest Software, Inc. .................................       180,769
    1,100 * Retek, Inc. ..........................................        66,688
    3,000 * Saleslogix Corp. .....................................        83,625
    2,025 * Via Networks, Inc. ...................................       133,650
      340 * Webmethods, Inc. .....................................       104,741
    1,800 * Webtrend Corp. .......................................       171,000
    1,900 * Witnes Systems, Inc. .................................        69,825
                                                                     -----------
                                                                       5,006,191
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 3.97%
      300 * Caliper Technologies Corp. ...........................   $    53,343
      225 * Cobalt Networks, Inc. ................................        21,543
    1,250 * E-Tek Dynamics, Inc. .................................       341,563
    1,000 * JNI Corp. ............................................        81,624
    3,700 * Metron Technology NV..................................        89,724
    2,900 * MIPS Technologies, Inc., Class A......................       169,650
    1,000 * Radiant Systems, Inc. ................................        51,125
    2,425 * Silicon Image, Inc. ..................................       237,650
    1,100 * VA Linux Systems, Inc. ...............................       116,188
                                                                     -----------
                                                                       1,162,410
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 6.05%
    2,300 * Alteon Websystems, Inc. ..............................       206,424
      400 * Checkfree Holdings Corp. .............................        35,174
      425 * Digital Think, Inc. ..................................        17,319
    4,000 * Eloyalty Corp. .......................................       122,250
    2,400 * Espeed, Inc. .........................................       148,650
    1,600 * Fastnet Corp. ........................................        21,793
    4,100 * Gartner Group, Inc., Class A..........................        58,680
      400 * Inforte Corp. ........................................        32,175
      650 * InterWAVE Communications
            International, Ltd. ..................................        41,844
    1,050 * Keynote Systems, Inc. ................................       171,938
      800 * Lifeminders.com, Inc. ................................        42,500
      700 * Management Network Group, Inc. .......................        15,400
    2,675 * Media Metrix, Inc. ...................................        93,958
    3,100 * Messagemedia, Inc. ...................................        43,400
    3,300 * Netratings, Inc. .....................................       118,181
    5,700 * Netzero, Inc. ........................................       133,950
    1,350 * PC-Tel, Inc. .........................................        91,800
      350 * Predictive Systems, Inc. .............................        21,263
      200 * Verticalnet, Inc. ....................................        44,000
    7,600 * Webvan Group, Inc. ...................................        86,450
    1,800 * Wireless Facilities, Inc. ............................       223,200
                                                                     -----------
                                                                       1,770,349
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 2.98%
    1,300 * AppNet Systems, Inc. .................................   $   103,213
      500 * BroadVision, Inc. ....................................       126,281
    7,000 * Caprock Communications Corp. .........................       308,437
      100 * Extensity, Inc. ......................................         7,250
      400 * Interleaf, Inc. ......................................        34,400
    2,600 * Liberate Technologies, Inc. ..........................       264,874
    1,150 * Lightspan Partnership Inc. ...........................        12,650
      225   MatrixOne, Inc. ......................................         5,625
      175   net.Genesis Corp. ....................................         9,942
                                                                     -----------
                                                                         872,672
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 2.22%
    2,600 * Manugistics Group, Inc. ..............................       147,712
      800 * Mercury Interactive Corp. ............................        77,100
    3,200 * Pinnacle Systems, Inc. ...............................       160,400
    6,000 * Smartforce, Plc. .....................................       264,375
                                                                     -----------
                                                                         649,587
                                                                     -----------
            INFORMATION PROCESSING - NETWORKING - 5.65%
    7,000 * Concentric Network Corp. .............................       375,375
    1,375 * Intersil Holding Corp. ...............................        81,641
      300 * Metasolv Software, Inc. ..............................        26,438
    2,275 * Net2phone, Inc. ......................................       131,666
      400 * Packeteer, Inc. ......................................        30,976
      200 * Preview Systems, Inc. ................................        10,600
      700 * Redback Networks, Inc. ...............................       208,950
    1,700 * Softnet Systems, Inc. ................................        62,900
    1,700 * Software.com, Inc. ...................................       163,625
      700 * Turnstone Systems, Inc. ..............................       134,444
    5,700 * Verio, Inc. ..........................................       427,856
                                                                     -----------
                                                                       1,654,471
                                                                     -----------
            INSURANCE - CASUALTY - 0.30%
    2,300   RenaissanceRe Holdings, Ltd. .........................        87,113
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  17
                       SMALL CAP GROWTH FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LEISURE TIME - 0.85%
    4,075 * American Classic Voyages Co. .........................   $    96,781
    2,900 * Anchor Gaming.........................................       120,713
    1,500 * Premier Parks, Inc. ..................................        30,375
                                                                     -----------
                                                                         247,869
                                                                     -----------
            MACHINE TOOLS - 1.19%
    3,100 * Gilead Sciences, Inc. ................................       237,150
    1,400 * PRI Automation, Inc. .................................       111,824
                                                                     -----------
                                                                         348,974
                                                                     -----------
            MACHINERY - AGRICULTURE - 0.23%
    6,100 * CNH Global NV.........................................        67,481
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 0.65%
    5,800 * GaSonics International Corp. .........................       190,313
                                                                     -----------
            MEDICAL TECHNOLOGY - 4.34%
      800 * Affymetrix, Inc. .....................................       231,700
    4,800 * Allscripts, Inc. .....................................       331,200
    3,000 * Avant Immunotherapeutics, Inc. .......................        33,187
    4,900 * Cyberonics, Inc. .....................................       124,950
    1,600 * Cytyc Corp. ..........................................        73,600
    5,700 * Eclipse Surgical Technolgies, Inc. ...................        49,163
      600 * Gene Logic, Inc. .....................................        71,625
      600 * Maxygen, Inc. ........................................        87,975
    4,550 * Vical, Inc. ..........................................       268,734
                                                                     -----------
                                                                       1,272,134
                                                                     -----------
            MERCHANDISE - SPECIALTY - 0.19%
    2,700 * Rayovac Corp. ........................................        56,025
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.05%
    2,100 * Pets.com..............................................        14,700
                                                                     -----------
            MISCELLANEOUS - 2.00%
      500 * Chemdex Corp. ........................................       112,438
    3,800 * Polycom, Inc. ........................................       441,987
    1,000 * Sage, Inc. ...........................................        32,000
                                                                     -----------
                                                                         586,425
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.26%
    1,400 * Cooper Cameron Corp. .................................        77,350
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICES - 0.71%
    3,500 * Devon Energy Corp. ...................................   $   130,375
    3,400 * Global Marine, Inc. ..................................        76,287
                                                                     -----------
                                                                         206,662
                                                                     -----------
            OIL/GAS PRODUCERS - 0.21%
    3,850 * Spinnaker Exploration Co. ............................        61,119
                                                                     -----------
            PUBLISHING/PRINTING - 0.37%
    2,100 * Scholastic Corp. .....................................       108,806
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.34%
    5,800   Allied Capital Corp. .................................       100,775
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 4.77%
   10,100 * ATMI, Inc. ...........................................       476,594
    1,900 * Brooks Automation, Inc. ..............................       137,275
    2,900 * LAM Research Corp. ...................................       452,763
    1,650 * Microchip Technology, Inc. ...........................       103,022
    4,400 * MKS Instruments, Inc. ................................       200,200
      650 * Therma-Wave, Inc. ....................................        26,163
                                                                     -----------
                                                                       1,396,017
                                                                     -----------
            SEMICONDUCTORS - 5.55%
    1,900 * Applied Micro Circuits Corp. .........................       522,619
    8,000 * Cypress Semiconductor Corp. ..........................       365,000
    4,200 * Exar Corp. ...........................................       291,638
    5,770 * Fairchild Semiconductor Corp. ........................       217,818
    6,200 * Integrated Device Technology, Inc. ...................       228,625
                                                                     -----------
                                                                       1,625,700
                                                                     -----------
            TELECOMMUNICATIONS - 11.41%
    8,000 * Advanced Fibre Communications, Inc. ..................       545,000
      250 * Aether Systems, Inc. .................................        64,593
      838 * Alamosa PCS Holdings, Inc. ...........................        30,378
    7,200 * Allegiance Telecom, Inc. .............................       711,900
    7,150 * American Mobile Satellite Corp. ......................       207,350
      275 * Avanex Corp. .........................................        57,303
      925 * Choice One Communications, Inc. ......................        55,500
    1,800 * Copper Mountain Networks, Inc. .......................       156,488
    3,600 * Covad Communications Group, Inc. .....................       324,900
    1,400 * Deltathree.com, Inc., Class A.........................        58,625
    1,300 * Diamond Technology Partners, Inc. ....................        88,888
    2,450 * Dobson Communications Corp. ..........................        46,550
    4,200 * Dycom Industries, Inc. ...............................       210,000

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
             TELECOMMUNICATIONS - Continued
    1,250 *  Flag Telecom Holdings, Ltd. ........................   $    35,781
      975 *  Illuinet Holdings, Inc. ............................        72,150
      400 *  Ixnet, Inc. ........................................        21,300
    1,700 *  L-3 Communications Holdings, Inc. ..................        72,356
    6,700 *  Splitrock Services, Inc. ...........................       313,225
      975 *  Sycamore Networks, Inc. ............................       144,300
      800 *  Telecop Pcs, Inc. ..................................        36,750
    1,250 *  Williams Communications Group, Inc. ................        55,625
      400 *  WinStar Communications, Inc. .......................        30,950
                                                                    -----------
                                                                      3,339,912
                                                                    -----------
             TEXTILE - PRODUCTS - 0.77%
   12,100    Wellman, Inc. ......................................       225,363
                                                                    -----------
             UTILITIES - GAS, DISTRIBUTION - 0.50%
    6,000 *  National-Oilwell, Inc. .............................       145,500
                                                                    -----------
             TOTAL COMMON STOCK
             (Cost $17,213,335)..................................    28,826,469
                                                                    -----------
    PAR
   VALUE
 --------
             CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT - 2.20%
             BANKS - OTHER - 2.20%
 $645,000    State Street Bank Repurchase Agreement, 5.65%, dated
             02/29/00, to be repurchased at $645,101 on 03/01/00,
             collateralized by U.S. Treasury Note, 6.63%,
             04/30/02, with a par value of $645,000
             (Cost $645,000).....................................       645,000
                                                                    -----------
             TOTAL CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT
             (Cost $645,000).....................................       645,000
                                                                    -----------
             TOTAL INVESTMENTS
             (Cost $17,858,335) - 100.64%........................   $29,471,469
                                                                    -----------
             *Non-income producing

--------------------------------------------------------------------------------

 18                                  February 29, 2000 (Unaudited)
                       SMALL CAP GROWTH FUND - CONTINUED

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $17,858,335).........................  $29,471,469
Receivable for:
 Investments sold.................................................      623,374
 Fund shares sold.................................................      148,684
 Dividends and interest...........................................        3,527
Other assets......................................................       41,534
                                                                    -----------
TOTAL ASSETS......................................................   30,288,588
                                                                    -----------
LIABILITIES:
Payable for:
 Investments purchased............................................      538,672
 Fund shares redeemed.............................................      396,693
Payable to affiliates:
 Advisory fees....................................................        7,952
 Administrative fees..............................................        9,620
 Accounting services..............................................        1,155
 Other............................................................       24,010
Accrued expenses and other liabilities............................       25,923
                                                                    -----------
TOTAL LIABILITIES.................................................    1,004,025
                                                                    -----------
NET ASSETS........................................................  $29,284,563
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
1,057,041 shares outstanding......................................  $    10,570
Additional paid in capital........................................   15,171,167
Undistributed net realized gain on securities.....................    2,550,135
Accumulated net investment loss...................................      (60,443)
Unrealized appreciation of securities.............................   11,613,134
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $29,284,563
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                 SMALL CAP GROWTH FUND (Unaudited) - CONTINUED 19 STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000



INVESTMENT INCOME:
Dividends.....................................................  $    19,502
Interest......................................................       15,672
                                                                -----------
 Total investment income......................................       35,174
                                                                -----------
EXPENSES:
Advisory fees.................................................       70,030
Administrative service fee....................................       20,597
Custodian fees................................................       20,370
Audit fees and tax services...................................       10,043
Report to shareholders........................................        9,218
Legal fees....................................................        4,664
Trustees' fees and expenses...................................        2,702
Accounting services...........................................        2,472
Pricing services..............................................        1,002
Registration and filing fees..................................          482
Miscellaneous.................................................        1,236
                                                                -----------
 Total expenses...............................................      142,816
 Expense reimbursement (see  Note 3)..........................      (47,199)
                                                                -----------
 Net expenses.................................................       95,617
                                                                -----------
NET INVESTMENT LOSS...........................................      (60,443)
                                                                -----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities...............................    2,800,349
Net unrealized appreciation of securities during the period...    9,954,628
                                                                -----------
 Net realized and unrealized gain on securities during the
 period.......................................................   12,754,977
                                                                -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $12,694,534
                                                                -----------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment loss.........................     $   (60,443)     $   (37,277)
Net realized gain on securities.............       2,800,349        1,104,850
Net unrealized appreciation of securities
during the period...........................       9,954,628        1,658,506
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................      12,694,534        2,726,079
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................               -                -
Net realized gain on securities.............      (1,294,227)         (23,560)
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............      (1,294,227)         (23,560)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................       7,287,261        8,757,239
Proceeds from shares issued for
distributions reinvested....................       1,294,227           23,560
                                              ---------------------------------
                                                   8,581,488        8,780,799
Cost of shares repurchased..................      (1,540,570)        (645,180)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................       7,040,918        8,135,619
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................      18,441,225       10,838,138
NET ASSETS:
Beginning of year...........................      10,843,338            5,200
                                              ---------------------------------
End of period (including accumulated net
investment loss of $60,443 and $0)..........     $29,284,563      $10,843,338
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................         336,839          772,300
Shares issued for distributions reinvested..          64,007            1,746
Shares repurchased..........................         (73,339)         (45,032)
                                              ---------------------------------
 Increase in shares outstanding.............         327,507          729,014
Shares outstanding:
 Beginning of year..........................         729,534              520
                                              ---------------------------------
 End of period..............................       1,057,041          729,534
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 20                                  February 29, 2000 (Unaudited)
                            INTERNATIONAL VALUE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 96.31%
            AEROSPACE/DEFENSE - 0.95%
    4,400   Bombardier, Inc., Class B.............................   $    89,137
    4,800   British Aerospace, Plc. ..............................        23,699
                                                                     -----------
                                                                         112,836
                                                                     -----------
            AIRLINES - 0.16%
    1,000   KLM-Konin Luchtvaart Mij NV...........................        18,721
                                                                     -----------
            APPAREL & PRODUCTS - 0.26%
      700   Societe BIC, S.A. ....................................        30,713
                                                                     -----------
            AUTO - CARS - 2.76%
      400   Daimlerchrysler AG....................................        27,245
      400   Fiat SpA..............................................        12,229
    2,670   Fiat SpA Private......................................        45,465
    2,528 * Hyundai Motor Co.(/1/)................................        13,466
    7,000   Mitsubishi Motors Corp. ..............................        22,238
   13,000   Nissan Motor Co. .....................................        49,110
      450   Peugeot, S.A. ........................................        93,214
    4,000   Suzuki Motor Corp. ...................................        64,703
                                                                     -----------
                                                                         327,670
                                                                     -----------
            BANKS - OTHER - 5.46%
    3,200   ABN Amro Holding NV...................................        87,365
    2,000   Allied Irish Banks, Plc. .............................        16,486
    8,507   Aust & NZ Banking Group, Ltd. ........................        52,304
    1,500   Banco Bilboa Vizcaya..................................        21,913
    2,500   Bank of Nova Scotia...................................        48,493
      522   Deutsche Bank AG......................................        44,140
    4,150   Foreningssparbanken AB................................        52,544
   12,200   Lloyds TSB Group, Plc. ...............................       112,960
    3,000   Royal Bank of Scotland................................        39,641
    9,000   Sakura Bank, Ltd. ....................................        51,368
    1,000 * Shinhan Bank..........................................        19,097
      172   UBS AG................................................        41,804
    9,373   Westpac Banking Corp. ................................        59,872
                                                                     -----------
                                                                         647,987
                                                                     -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 1.01%
      700   Heineken Holding NV, Class A..........................        22,959
      900   Heineken NV...........................................        45,671
    4,127   South African Breweries, Ltd. ........................        31,909
    2,600   South African Breweries, Plc. ........................        19,866
                                                                     -----------
                                                                         120,405
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BEVERAGE - SOFT DRINKS - 0.44%
    1,000   CIA Cervejaria Brahma, SP - ADR.......................   $    12,875
    7,134   Coca-Cola Amatil, Ltd. ...............................        14,153
   13,000   Coca-Cola Beverages, Plc. ............................        24,730
                                                                     -----------
                                                                          51,758
                                                                     -----------
            BROADCASTING - 2.00%
      600   Canal Plus............................................       170,087
    1,002   News Corp, Ltd. ......................................        14,607
      900   News Corp., Ltd. - ADR................................        52,481
                                                                     -----------
                                                                         237,175
                                                                     -----------
            BUILDING MATERIALS - 1.90%
      804 * Cemex, S.A. - ADR.....................................        17,186
      350   Compagnie De Saint - Gobain...........................        48,930
    3,528   CRH, Plc. ............................................        61,440
       45   Holderbank Financiere Glarus AG,
            Class B...............................................        49,359
    2,000   Thyssen Krupp AG......................................        48,472
                                                                     -----------
                                                                         225,387
                                                                     -----------
            CHEMICAL - MAJOR - 0.90%
    2,800   BOC Group, Plc. ......................................        56,581
    7,000   Mitsui Chemicals, Inc. ...............................        50,530
                                                                     -----------
                                                                         107,111
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 0.16%
    6,000   Toray Industries, Inc. ...............................        19,116
                                                                     -----------
            CONGLOMERATES - 4.57%
    9,109   Broken Hill Proprietary Co. ..........................        90,033
    5,000   Hutchison Whampoa.....................................        78,378
      100   LVMH..................................................        37,297
      511   Preussag AG...........................................        23,830
    1,400   Siemens AG............................................       251,258
   51,000   Singapore Technology Engineering, Ltd. ...............        62,430
                                                                     -----------
                                                                         543,226
                                                                     -----------
            COSMETICS/TOILETRIES - 0.22%
    1,000   Kao Corp. ............................................        26,535
                                                                     -----------
            DRUGS - 4.58%
    2,100   Astrazeneca, Plc. ....................................        67,698
      200   Astrazeneca, Plc. - ADR...............................         6,625
    2,724   Astrazeneca, Plc. (SEK)...............................        90,261
    3,000   Chugai Pharmaceutical Co., Ltd. ......................        45,879

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUGS - Continued
    1,821   DSM NV................................................   $    60,025
       65   Novartis AG...........................................        82,750
        4   Roche Holdings AG.....................................        43,107
    3,000   Sankyo Co. ...........................................        62,127
    2,000   Shionogi & Co., Ltd. .................................        28,583
    1,000   Takeda Chemical Industries............................        56,438
                                                                     -----------
                                                                         543,493
                                                                     -----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 3.71%
    2,400   ASM Lithography Holdings, NV..........................       307,085
    5,000   Hitachi, Ltd. ........................................        68,226
    8,000   Toshiba Corp. ........................................        65,322
                                                                     -----------
                                                                         440,633
                                                                     -----------
            ELECTRICAL EQUIPMENT - 8.75%
      700   Hirose Electric Co., Ltd. ............................        93,733
   19,000   Johnson Electric Holdings, Ltd. ......................       125,116
    1,000   Murata Manufacturing Co., Ltd. .......................       190,433
    7,000   NEC Corp. ............................................       156,433
    1,600   Sony Corp. ...........................................       473,351
                                                                     -----------
                                                                       1,039,066
                                                                     -----------
            ELECTRONIC EQUIPMENT - 1.49%
    1,300   Hon Hai Precision Industry Co. .......................        38,480
      700   Mabuchi Motor Co., Ltd. ..............................        86,405
      400 * Samsung Electronics(/1/)..............................        52,352
                                                                     -----------
                                                                         177,237
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 2.22%
      900   Advantest Corp. ......................................       163,196
      300   Keyence Corp. ........................................       100,496
                                                                     -----------
                                                                         263,692
                                                                     -----------
            ENTERTAINMENT - 1.13%
      500   Nintendo Co., Ltd. ...................................       109,189
   10,000   Rank Group, Plc. .....................................        24,943
                                                                     -----------
                                                                         134,132
                                                                     -----------
            FINANCE COMPANIES - 0.47%
      510   3I Group..............................................         9,069
    3,600   Lend Lease Corp., Ltd. ...............................        47,318
                                                                     -----------
                                                                          56,387
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  21
                      INTERNATIONAL VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - 1.45%
      232   Aiful Corp. ..........................................   $    48,805
    3,200   Clarica Life Insurance Co. ...........................        65,709
    9,900   Credito Italiano......................................        36,685
      100   Shohkoh Fund & Co., Ltd. .............................        20,664
                                                                     -----------
                                                                         171,863
                                                                     -----------
            FOODS - 1.69%
    8,600   Cadbury Schweppes, Plc. ..............................        50,913
      300   Groupe Danone.........................................        60,604
       26   Nestle, S.A. .........................................        43,836
    4,900   Tate & Lyle, Plc. ....................................        19,707
    9,234   Tesco, Plc. ..........................................        25,110
                                                                     -----------
                                                                         200,170
                                                                     -----------
            HOSPITAL SUPPLIES - 0.72%
    2,200   Sanofi-synthelabo SA..................................        85,119
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.18%
    3,500   Unilever, Plc. .......................................        21,439
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 1.89%
    7,161 * Asustek Computer, Inc. ...............................       128,540
    1,000   TDK Corp. ............................................        95,672
                                                                     -----------
                                                                         224,212
                                                                     -----------
            INSURANCE - CASUALTY - 0.32%
    9,000   Mitsui Marine & Fire..................................        37,686
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 0.37%
       27   Schweizerische Rueckversicherungs.....................        43,403
                                                                     -----------
            INSURANCE - MULTILINE - 1.70%
    1,650   AEGON, N.V. ..........................................       114,292
    1,900   Assicurazioni Generali................................        51,931
    6,527   Royal & Sun Alliance Insurance Group..................        35,421
                                                                     -----------
                                                                         201,644
                                                                     -----------
            LODGING - 0.15%
      500   Accor, S.A. ..........................................        18,286
                                                                     -----------
            MACHINE TOOLS - 1.12%
    3,000   THK Co., Ltd. ........................................       132,447
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.34%
   17,800   Invensys, Plc. .......................................   $    81,774
   14,000   Mitsubishi Heavy Industries, Ltd. ....................        38,360
    7,400   TI Group, Plc. .......................................        39,136
                                                                     -----------
                                                                         159,270
                                                                     -----------
            MEDICAL TECHNOLOGY - 0.36%
    1,400   Degussa Ag............................................        42,396
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.18%
    6,000   Mycal Corp. ..........................................        21,738
                                                                     -----------
            MERCHANDISING - MASS - 0.34%
    9,761   Coles Myer, Ltd. .....................................        40,887
                                                                     -----------
            METALS - ALUMINUM - 0.54%
    1,100   Pechiney, S.A., Class A...............................        64,494
                                                                     -----------
            METALS - MISCELLANEOUS - 0.50%
    3,400   INCO, Ltd. ...........................................        59,390
                                                                     -----------
            METALS - STEEL - 0.36%
    1,700 * Pohang Iron & Steel Co., Ltd. - ADR...................        42,713
                                                                     -----------
            MISCELLANEOUS - 2.26%
      200   Bouygues SA...........................................       167,378
    1,727   Dixons Group, Plc. ...................................        37,032
    1,200   Metallgesellschaft AG.................................        22,698
       22   Societe Generale de Surveillance Holding, S.A. .......        40,746
                                                                     -----------
                                                                         267,854
                                                                     -----------
            OIL - INTEGRATED
            INTERNATIONAL - 1.10%
   10,000   Eni, SpA..............................................        46,730
    1,000   Norsk Hydro ASA.......................................        37,253
    6,800   Shell Transport & Trading Co. ........................        46,805
                                                                     -----------
                                                                         130,788
                                                                     -----------
            OIL/GAS PRODUCERS - 0.40%
    4,200   Enterprise Oil, Plc. .................................        21,383
      200   Total Fina, S.A. .....................................        26,606
                                                                     -----------
                                                                          47,989
                                                                     -----------
            PAPER/FOREST PRODUCTS - 0.77%
    3,300   UPM-Kymmene Oyj.......................................        91,951
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PHOTOGRAPHY - 1.42%
    5,000   Nikon Corp. ..........................................   $   168,859
                                                                     -----------
            PUBLISHING - NEWS - 2.25%
    5,400   Reuters Group, Plc. ..................................       120,543
    3,000   Singapore Press Holdings, Ltd. .......................        57,435
    2,500   Thomson Corp. ........................................        89,750
                                                                     -----------
                                                                         267,728
                                                                     -----------
            REAL ESTATE - 0.13%
    2,000   Sekisui House, Ltd. ..................................        14,929
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.15%
    2,000   Sun Hung Kai Properties...............................        18,053
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 2.57%
    2,000   Tokyo Electron, Ltd. .................................       304,947
                                                                     -----------
            SEMICONDUCTORS - 4.43%
    1,000   Fujitsu, Ltd. ........................................        33,226
    1,400   STMicroelectronics, NV................................       279,027
    3,567 * Taiwan Semiconductor - ADR............................       213,351
                                                                     -----------
                                                                         525,604
                                                                     -----------
            TELECOMMUNICATIONS - 11.74%
    9,000   Cable & Wireless Optus, Ltd. .........................        35,710
    2,100   Cable & Wireless, Plc. ...............................        43,463
    4,700   Colt TelecomGroup.....................................       269,045
      900   Eircom, Plc. .........................................         3,962
    1,100   Ericsson LM, Class B..................................       105,270
      200 * Ericsson LMTEL Co. - ADR, Class B.....................        19,200
    2,000   Nokia Oyj.............................................       400,545
       10   NTT Mobile Communications.............................       403,259
      100   PT Multimeda Servicos.................................        12,781
      200   Telecel-Comunicacoes Pessoai..........................         4,663
      400 * Telecomunicacoes De sp - ADR..........................        13,675
    2,000   Telefonica S.A. ......................................        57,760
    1,000   Teleglobe.............................................        25,392
                                                                     -----------
                                                                       1,394,725
                                                                     -----------
            TOBACCO - 0.58%
       30   CIE Financ Richemont - UTS, Class A...................        69,228
                                                                     -----------

--------------------------------------------------------------------------------

 22                                  February 29, 2000 (Unaudited)
                      INTERNATIONAL VALUE FUND - CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           UTILITIES - COMMUNICATION - 11.66%
    2,000  Deutsche Telekom AG...................................   $   168,152
        5  NTT Corp. ............................................        69,182
      256  Swisscom AG...........................................        83,472
    1,800  Telecom Italia, SpA...................................        31,713
   11,900  Telecom Italia, SpA - Risp............................        94,409
    4,804  Telefonica, S.A. .....................................       138,739
    3,200  Telefonos de Mexico - ADR.............................       210,400
    9,000  TIM, SpA - Risp.......................................        46,846
   96,761  Vodafone Group, Plc. .................................       542,285
                                                                    -----------
                                                                      1,385,198
                                                                    -----------
           WATER SERVICES - 0.50%
      500  Vivendi (Ex-Gen Des Eaux).............................        59,018
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $7,090,660).....................................    11,437,308
                                                                    -----------
    PAR
   VALUE
 ---------
           CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT - 4.11%
           BANKS - OTHER - 4.11%
 $488,000  State Street Bank Repurchase Agreement, 5.65%, dated
           02/29/00, to be repurchased at $488,077 on 03/01/00,
           collateralized by U.S. Treasury Note, 6.63%, 04/30/02,
           with a par value of $490,000 (Cost $488,000)..........       488,000
                                                                    -----------
           TOTAL CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT
           (Cost $488,000).......................................       488,000
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $7,578,660) - 100.42%...........................   $11,925,308
                                                                    -----------
           *Non-income producing

----------
(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2000, the aggregate value of these securities was $65,818, representing 0.55% of net assets.

FORWARD CURRENCY CONTRACTS

-------------------------------------------------------------------------
                                                             Unrealized
                              Settlement   Face    Market   Appreciation
         Long/Short              Date     Value    Value   (Depreciation)
-------------------------------------------------------------------------
 26,389 EUR / 34,048,000 KRW  03/31/2000 $ 27,839 $ 23,303    $ (4,536)
 32,023 EUR /  1,092,080 TWD  03/31/2000   33,782   29,243      (4,539)
204,304 EUR / 21,695,770 JPY  04/18/2000  207,028  206,225        (803)
 16,894 EUR /     24,380 CND  04/28/2000   16,901   16,490        (411)
 28,790 EUR /     17,723 GBP  04/28/2000   28,801   28,801           -
 53,800 EUR /  5,695,760 JPY  05/26/2000   54,752   54,493        (259)
 46,099 EUR /     71,054 AUD  07/19/2000   46,693   48,062       1,369
 55,000 USD /  5,919,650 JPY  08/28/2000   55,000   54,336        (664)
 48,638 EUR /  5,273,670 JPY  08/28/2000   48,400   46,455      (1,945)
109,750 EUR / 11,401,920 JPY  02/20/2001  108,224  106,484      (1,740)
 19,829 CND /     29,500 EUR  03/07/2000   19,853   18,716      (1,137)
 31,009 EUR /     48,517 CND  03/23/2000   32,448   29,048      (3,400)
                                         --------------------------------
                                         $679,721 $661,656    $(18,065)
                                         --------------------------------

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $7,578,660)........................... $11,925,308
Receivable for:
 Investments sold..................................................      36,965
 Fund shares sold..................................................      24,286
 Dividends and interest............................................       2,612
Other assets.......................................................   1,175,356
                                                                    -----------
TOTAL ASSETS.......................................................  13,164,527
                                                                    -----------
LIABILITIES:
Payable for investments purchased..................................      92,746
Payable to affiliates:
 Advisory fees.....................................................       1,686
 Administrative fees...............................................       2,248
 Accounting services...............................................         269
 Other.............................................................       6,369
Accrued expenses and other liabilities.............................   1,185,503
                                                                    -----------
TOTAL LIABILITIES..................................................   1,288,821
                                                                    -----------
NET ASSETS......................................................... $11,875,706
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
647,677 shares outstanding..........................................  $     6,477
Additional paid in capital..........................................    7,253,554
Undistributed net realized gain on securities.......................      370,697
Accumulated net investment loss.....................................      (83,613)
Unrealized appreciation/depreciation of:
 Investments............................................ $ 4,346,648
 Foreign currency translation...........................           8
 Forward currency contracts translation.................     (18,065)   4,328,591
                                                         -----------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING...............................................  $11,875,706
                                                                      -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                INTERNATIONAL VALUE FUND (Unaudited) - CONTINUED     23
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,431).............  $   23,726
Interest...........................................................       8,776
                                                                     ----------
 Total investment income...........................................      32,502
                                                                     ----------
EXPENSES:
Advisory fees......................................................      49,480
Custodian fees.....................................................      13,301
Administrative service fee.........................................      12,328
Report to shareholders.............................................       6,911
Audit fees and tax services........................................       5,855
Legal fees.........................................................       3,120
Trustees' fees and expenses........................................       1,780
Accounting services................................................       1,479
Pricing services...................................................         675
Registration and filing fees.......................................         632
Miscellaneous......................................................       1,128
                                                                     ----------
  Total expenses...................................................      96,689
  Expense reimbursement (see Note 3)...............................     (45,304)
                                                                     ----------
  Net expenses.....................................................      51,385
                                                                     ----------
NET INVESTMENT LOSS................................................     (18,883)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FORWARD
CURRENCY CONTRACTS:
Net realized gain (loss) on:
 Investments............................................ $  560,501
 Foreign currency transactions..........................     (6,790)    553,711
                                                         ----------
Net unrealized appreciation (depreciation) during the period:
 Investments............................................  2,194,567
 Foreign currency translation...........................        493
 Forward currency contracts translation.................     (7,951)  2,187,109
                                                         ----------  ----------
  Net realized and unrealized gain on securities and
  foreign currencies during the period.............................   2,740,820
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $2,721,937
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six    For the Fiscal
                                                 Months Ended      Year Ended
                                               February 29, 2000 August 31, 1999
                                              ----------------------------------
                                                                    (audited)
OPERATIONS:
Net investment income (loss).................     $   (18,883)     $   44,133
Net realized gain on securities and foreign
currency transactions........................         553,711         314,836
Net unrealized appreciation of securities,
foreign currencies
and forward currency contracts during the
period.......................................       2,187,109       2,141,482
                                              ----------------------------------
 Increase in net assets resulting from
 operations..................................       2,721,937       2,500,451
                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................        (100,863)         (8,000)
Net realized gain on securities..............        (497,850)              -
                                              ----------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...............        (598,713)         (8,000)
                                              ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold....................       1,670,910       6,221,423
Proceeds from shares issued for distributions
reinvested...................................         598,713           8,000
                                              ----------------------------------
                                                    2,269,623       6,229,423
Cost of shares repurchased...................        (665,757)       (578,058)
                                              ----------------------------------
 Increase in net assets resulting
 from share transactions.....................       1,603,866       5,651,365
                                              ----------------------------------
TOTAL INCREASE IN NET ASSETS.................       3,727,090       8,143,816
NET ASSETS:
Beginning of year............................       8,148,616           4,800
                                              ----------------------------------
End of period (including undistributed net
investment income of ($83,613) and $36,133)..     $11,875,706      $8,148,616
                                              ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..................................          98,890         593,951
Shares issued for distributions reinvested...          32,844             704
Shares repurchased...........................         (37,813)        (41,379)
                                              ----------------------------------
 Increase in shares outstanding..............          93,921         553,276
Shares outstanding:
 Beginning of year...........................         553,756             480
                                              ----------------------------------
 End of period...............................         647,677         553,756
                                              ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 24                                  February 29, 2000 (Unaudited)
                              LARGE CAP VALUE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 95.17%
            AEROSPACE/DEFENSE - 4.01%
    3,300   Boeing Co. ...........................................   $   121,688
      400   Honeywell International, Inc. ........................        19,250
    1,800   Northrop Grumman Corp. ...............................        81,788
    2,000 * SCI Systems, Inc. ....................................        80,500
    1,000   United Technologies Corp. ............................        50,938
                                                                     -----------
                                                                         354,164
                                                                     -----------
            AUTO - CARS - 2.12%
    3,000   Ford Motor Co. .......................................       124,870
      600   General Motors Corp. .................................        45,638
    1,200   Meritor Automotive, Inc. .............................        16,800
                                                                     -----------
                                                                         187,308
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 0.46%
    3,000   FEDERAL-Mogul Corp. ..................................        40,875
                                                                     -----------
            BANKS - NEW YORK CITY - 3.89%
    6,650   Citigroup, Inc. ......................................       343,722
                                                                     -----------
            BANKS - OTHER - 4.37%
    2,200   Bank of America Corp. ................................       101,338
      400   First Union Corp. ....................................        11,800
    4,400   FleetBoston Financial Corp. ..........................       119,900
      800   Hudson United Bancorp.................................        16,149
    2,500   Unionbancal Corp. ....................................        80,310
    1,700   Wells Fargo Co. ......................................        56,206
                                                                     -----------
                                                                         385,703
                                                                     -----------
            BANKS - REGIONAL - 4.30%
      544   BankOne Corp. ........................................        14,042
    2,500   Chase Manhattan Corp. ................................       199,063
      700   Comerica, Inc. .......................................        25,856
    1,400   Pacific Century Financial Corp. ......................        21,263
    2,500   PNC Bank Corp. .......................................        96,719
    1,000   SouthTrust Corp. .....................................        22,938
                                                                     -----------
                                                                         379,881
                                                                     -----------
            BROADCASTING - 1.04%
      800 * Media One Group, Inc. ................................        62,800
      400   U.S. WEST, Inc. ......................................        29,050
                                                                     -----------
                                                                          91,850
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MAJOR - 0.97%
      400   Dow Chemical Co. .....................................   $    43,400
      833   E.I. du Pont de Nemours and Co. ......................        42,066
                                                                     -----------
                                                                          85,466
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 0.38%
      700 * FMC Corp. ............................................        33,819
                                                                     -----------
            CONGLOMERATES - 0.96%
    1,900   Loews Corp. ..........................................        84,550
                                                                     -----------
            CONTAINERS - PAPER - 0.52%
      900   Temple-Inland, Inc. ..................................        46,013
                                                                     -----------
            DRUGS - 1.54%
    1,000   Bristol Myers Squibb Co. .............................        56,813
      900   Merck & Co., Inc. ....................................        55,406
      500   Pharmacia & Upjohn, Inc. .............................        23,813
                                                                     -----------
                                                                         136,032
                                                                     -----------
            ENTERTAINMENT - 1.78%
    4,700   Walt Disney Co. ......................................       157,450
                                                                     -----------
            FOODS - 0.65%
    4,600   IBP, Inc. ............................................        57,500
                                                                     -----------
            GOVERNMENT SPONSORED - 1.45%
      400   Federal Home Loan Mortgage Corp. .....................        16,700
    2,100   Federal National Mortgage Association.................       111,300
                                                                     -----------
                                                                         128,000
                                                                     -----------
            HEALTHCARE - 2.80%
    1,600 * PacifiCare Health Systems, Inc., Class A..............        72,700
    1,600 * Trigon Healthcare, Inc. ..............................        51,100
      700 * United HealthCare Corp. ..............................        35,788
    1,300 * Wellpoint Health Networks, Inc. ......................        87,750
                                                                     -----------
                                                                         247,338
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.45%
    1,200   Cummins Engine Co., Inc. .............................        39,975
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.20%
      200   Minnesota Mining & Manufacturing Co. .................        17,625
                                                                     -----------
            HUMAN RESOURCES - 0.30%
      800   Manpower, Inc. .......................................        26,150
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 1.30%
    1,000 * Apple Computer, Inc. .................................   $   114,625
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 1.49%
      600   Hewlett Packard Co. ..................................        80,700
      500   International Business Machines.......................        51,000
                                                                     -----------
                                                                         131,700
                                                                     -----------
            INSURANCE - LIFE - 0.58%
    1,700   AXA Financial, Inc. ..................................        50,894
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 3.24%
    1,900   Ambac Financial Group, Inc. ..........................        83,481
    1,800   MGIC Investment Corp. ................................        67,275
    2,100   PMI Group, Inc. ......................................        76,256
    1,700   Radian Group, Inc. ...................................        58,969
                                                                     -----------
                                                                         285,981
                                                                     -----------
            INSURANCE - MULTILINE - 2.25%
    1,500   American International Group, Inc. ...................       132,656
      900   CIGNA Corp. ..........................................        66,431
                                                                     -----------
                                                                         199,087
                                                                     -----------
            LEISURE TIME - 1.45%
    5,200   Brunswick Corp. ......................................        91,975
      900   Sabre Holdings Corp. .................................        36,113
                                                                     -----------
                                                                         128,088
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 2.07%
    1,500   Dover Corp. ..........................................        57,844
    1,600   Johnson Controls, Inc. ...............................        85,400
    1,400   Tidewater, Inc. ......................................        39,638
                                                                     -----------
                                                                         182,882
                                                                     -----------
            MERCHANDISE - SPECIALTY - 2.16%
      700   Circuit City Stores, Inc. ............................        28,263
    1,600 * Costco Wholesale Corp. ...............................        79,400
    1,300   Tiffany & Co. ........................................        83,444
                                                                     -----------
                                                                         191,107
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 1.20%
    2,900 * Federated Department Stores, Inc. ....................       106,394
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  25
                        LARGE CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - ALUMINUM - 0.54%
      700   Alcoa, Inc. ..........................................   $    47,950
                                                                     -----------
            METALS - STEEL - 0.50%
    2,000   USX - US Steel Group, Inc. ...........................        43,750
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.35%
    2,200   Questar Corp. ........................................        30,663
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 0.81%
      900   Amerada Hess Corp. ...................................        45,506
    3,000   Pennzoil-Quaker State Co. ............................        26,250
                                                                     -----------
                                                                          71,756
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 5.44%
      600   Chevron Corp. ........................................        44,813
    5,720   Exxon Mobil Corp. ....................................       430,787
      100   Texaco, Inc. .........................................         4,744
                                                                     -----------
                                                                         480,344
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 1.22%
    1,000 * BJ Services Co. ......................................        57,062
    4,700 * Ocean Energy, Inc. ...................................        50,231
                                                                     -----------
                                                                         107,293
                                                                     -----------
            OIL - SERVICES - 0.90%
    1,400   Devon Energy Corp. ...................................        52,150
      900   ENSCO International, Inc. ............................        27,225
                                                                     -----------
                                                                          79,375
                                                                     -----------
            OIL/GAS PRODUCERS - 0.79%
      400   Apache Corp. .........................................        14,600
    3,600 * Pioneer Natural Resources Corp. ......................        29,925
    1,000   Valero Energy Corp. ..................................        25,500
                                                                     -----------
                                                                          70,025
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.67%
    1,500   Boise Cascade Corp. ..................................        44,719
    1,500   Georgia-Pacific Corp. ................................        52,031
      400   Weyerhaeuser Co. .....................................        20,525
      900   Willamette Industries, Inc. ..........................        30,544
                                                                     -----------
                                                                         147,819
                                                                     -----------
            PHOTOGRAPHY - 0.39%
      600   Eastman Kodak Co. ....................................        34,388
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING - NEWS - 2.19%
    1,000   Knight-Ridder, Inc. ..................................   $    46,875
    1,300   New York Times Co., Class A...........................        54,925
    1,300   Reader's Digest Association, Inc., Class A............        44,688
    1,200   Tribune Co. ..........................................        46,725
                                                                     -----------
                                                                         193,213
                                                                     -----------
            PUBLISHING/PRINTING - 0.40%
      700   McGraw-Hill, Inc. ....................................        35,613
                                                                     -----------
            RAILROAD - 1.12%
    2,700   Burlington Northern Santa Fe Corp. ...................        53,156
    1,200   Union Pacific Corp. ..................................        45,600
                                                                     -----------
                                                                          98,756
                                                                     -----------
            RESTAURANTS - 1.06%
    3,400 * Tricon Global Restaurants, Inc. ......................        93,188
                                                                     -----------
            SAVINGS & LOAN - 0.86%
    2,965   Charter One Financial, Inc. ..........................        46,699
    2,300 * Golden State Bancorp, Inc. ...........................        29,613
                                                                     -----------
                                                                          76,312
                                                                     -----------
            SECURITIES RELATED - 4.25%
    1,600   A.G. Edwards, Inc. ...................................        50,700
      800   Lehman Brothers Holdings, Inc. .......................        58,000
      700   Merrill Lynch & Co., Inc. ............................        71,750
    2,000   Morgan Stanley Dean Witter & Co. .....................       140,875
    1,400   Paine Webber Group, Inc. .............................        53,550
                                                                     -----------
                                                                         374,875
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 1.07%
    1,600 * Novellus Systems, Inc. ...............................        94,900
                                                                     -----------
            SEMICONDUCTORS - 3.49%
    1,400 * LSI Logic Corp. ......................................        89,687
      800   Motorola, Inc. .......................................       136,400
      200 * SDL, Inc. ............................................        82,000
                                                                     -----------
                                                                         308,087
                                                                     -----------
            TELECOMMUNICATIONS - 4.90%
    6,048   AT&T Corp. ...........................................       298,998
      900 * AT&T Corp. - Liberty Media Group......................        47,025
    1,950 * MCI Worldcom, Inc. ...................................        87,019
                                                                     -----------
                                                                         433,042
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           TEXTILE - PRODUCTS - 0.95%
    6,600  Shaw Industries, Inc. .................................   $    83,738
                                                                     -----------
           TOBACCO - 0.45%
    2,000  Philip Morris Companies, Inc. .........................        40,125
                                                                     -----------
           TRUCKERS - 0.54%
    1,500  CNF Transportation, Inc. ..............................        48,094
                                                                     -----------
           UTILITIES - COMMUNICATION - 8.37%
    3,200  Bell Atlantic Corp. ...................................       156,600
    4,500  BellSouth Corp. .......................................       183,375
    1,500  GTE Corp. .............................................        88,500
    5,763  SBC Communications, Inc. ..............................       218,994
    1,500  Sprint Corp. FON Group.................................        91,500
                                                                     -----------
                                                                         738,969
                                                                     -----------
           UTILITIES - ELECTRIC - 3.94%
    1,000  Ameren Corp. ..........................................        30,000
    1,100  Duke Energy Corp. .....................................        53,350
    2,300  FirstEnergy Corp. .....................................        42,980
    1,300  GPU, Inc. .............................................        32,337
    2,700  PG&E Corp. ............................................        49,500
    2,200  PPL Corp. .............................................        44,274
    1,600  Public Service Enterprise Group, Inc. .................        46,400
    2,400  Reliant Energy, Inc. ..................................        49,350
                                                                     -----------
                                                                         348,191
                                                                     -----------
           UTILITIES - GAS, DISTRIBUTION - 0.56%
    1,800  Tosco Corp. ...........................................        48,150
                                                                     -----------
           UTILITIES - GAS, PIPELINE - 0.48%
      600  Enron Corp. ...........................................        41,400
                                                                     -----------
           TOTAL COMMON STOCK
           (Cost $8,714,495)......................................     8,404,195
                                                                     -----------
           TOTAL INVESTMENTS
           (Cost $8,714,495) - 95.17%.............................   $ 8,404,195
                                                                     -----------
           *Non-income producing

--------------------------------------------------------------------------------

 26                                  February 29, 2000 (Unaudited)
                        LARGE CAP VALUE FUND - CONTINUED

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $8,714,495)..........................  $ 8,404,195
Receivable for:
 Investments sold.................................................      339,957
 Fund shares sold.................................................      366,422
 Dividends and interest...........................................       14,906
Other assets......................................................       92,872
                                                                    -----------
TOTAL ASSETS......................................................    9,218,352
                                                                    -----------
LIABILITIES:
Payable for:
 Investments purchased............................................      349,260
 Fund shares redeemed.............................................          188
Payable to affiliates:
 Advisory fees....................................................        1,185
 Administrative fees..............................................        3,598
 Accounting services..............................................          431
 Other............................................................       10,902
Accrued expenses and other liabilities............................       22,297
                                                                    -----------
TOTAL LIABILITIES.................................................      387,861
                                                                    -----------
NET ASSETS........................................................  $ 8,830,491
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
887,849 shares outstanding........................................  $     8,878
Additional paid in capital........................................    9,439,663
Accumulated net realized loss on securities.......................     (308,737)
Undistributed net investment income...............................          987
Unrealized depreciation of securities.............................     (310,300)
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $ 8,830,491
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                  LARGE CAP VALUE FUND (Unaudited) - CONTINUED  27

STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000



INVESTMENT INCOME:
Dividends....................................................... $  84,722
Interest........................................................     2,274
                                                                 ---------
 Total investment income........................................    86,996
                                                                 ---------
EXPENSES:
Advisory fees...................................................    20,567
Custodian fees..................................................    11,385
Administrative service fee......................................    10,283
Report to shareholders..........................................     6,738
Audit fees and tax services.....................................     4,739
Legal fees......................................................     2,838
Trustees' fees and expenses.....................................     1,520
Accounting services.............................................     1,234
Registration and filing fees....................................     1,045
Pricing services................................................       586
Miscellaneous...................................................       939
                                                                 ---------
 Total expenses.................................................    61,874
 Expense reimbursement (see Note 3).............................   (28,584)
                                                                 ---------
 Net expenses...................................................    33,290
                                                                 ---------
NET INVESTMENT INCOME...........................................    53,706
                                                                 ---------
REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities.................................   (61,749)
Net unrealized depreciation of securities during the
period..........................................................  (740,397)
                                                                 ---------
 Net realized and unrealized loss on securities during the
 period.........................................................  (802,146)
                                                                 ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $(748,440)
                                                                 ---------

STATEMENT OF CHANGE IN NET ASSETS

                                                  For the Six    For the Fiscal
                                                 Months Ended      Year Ended
                                               February 29, 2000 August 31, 1999
                                              ----------------------------------
                                                                    (audited)
OPERATIONS:
Net investment income........................     $   53,706       $   75,213
Net realized gain (loss) on securities.......        (61,749)       1,019,748
Net unrealized appreciation (depreciation) of
securities
during the period............................       (740,397)         430,097
                                              ----------------------------------
 Increase (decrease) in net assets resulting
 from operations.............................       (748,440)       1,525,058
                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................        (53,731)         (74,349)
Net realized gain on securities..............     (1,266,736)               -
                                              ----------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...............     (1,320,467)         (74,349)
                                              ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold....................      1,903,170        7,688,588
Proceeds from shares issued for distributions
reinvested...................................      1,320,467           74,349
                                              ----------------------------------
                                                   3,223,637        7,762,937
Cost of shares repurchased...................       (180,634)      (1,361,118)
                                              ----------------------------------
 Increase in net assets resulting
 from share transactions.....................      3,043,003        6,401,819
                                              ----------------------------------
TOTAL INCREASE IN NET ASSETS.................        974,096        7,852,528
NET ASSETS:
Beginning of year............................      7,856,395            3,867
                                              ----------------------------------
End of period (including undistributed net
investment income of $987 and $1,012)........     $8,830,491       $7,856,395
                                              ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..................................        170,441          705,711
Shares issued for distributions reinvested...        122,113            5,876
Shares repurchased...........................        (16,080)        (100,599)
                                              ----------------------------------
 Increase in shares outstanding..............        276,474          610,988
Shares outstanding:
 Beginning of year...........................        611,375              387
                                              ----------------------------------
 End of period...............................        887,849          611,375
                                              ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 28                                  February 29, 2000 (Unaudited)
                               MID CAP VALUE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 94.48%
            AEROSPACE/DEFENSE - 2.05%
    5,200   General Dynamics Corp. ...............................   $   224,900
                                                                     -----------
            AIRLINES - 0.86%
    3,000 * Continental Airlines, Inc., Class B...................        94,875
                                                                     -----------
            APPLIANCES/FURNISHINGS - 1.30%
    5,400   Maytag Corp. .........................................       142,763
                                                                     -----------
            AUTO - CARS - 2.19%
    2,000 * General Motors Corp., Class H.........................       241,000
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 1.92%
    1,600   Danaher Corp. ........................................        65,300
    6,900 * Lear Corp. ...........................................       145,763
                                                                     -----------
                                                                         211,063
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 1.90%
    2,400 * SPX Corp. ............................................       208,950
                                                                     -----------
            BANKS - NEW YORK CITY - 0.47%
    1,000   Citigroup, Inc. ......................................        51,688
                                                                     -----------
            BANKS - OTHER - 0.87%
    3,500   FleetBoston Financial Corp. ..........................        95,375
                                                                     -----------
            BANKS - REGIONAL - 0.77%
    3,650   Valley National Bancorp...............................        84,633
                                                                     -----------
            BROADCASTING - 1.32%
   11,300   A.H. Belo Corp. ......................................       145,488
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 2.81%
    2,900   Lyondell Chemical Co. ................................        24,831
    5,200   Praxair, Inc. ........................................       175,500
   10,700 * W.R. Grace & Co. .....................................       107,669
                                                                     -----------
                                                                         308,000
                                                                     -----------
            CONTAINERS - PAPER - 0.77%
    1,700 * Sealed Air Corp. .....................................        84,469
                                                                     -----------
            DRUGS - 3.33%
    2,600   Bristol Myers Squibb Co. .............................       147,712
    3,800 * Genzyme Corp. ........................................       218,263
                                                                     -----------
                                                                         365,975
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - 1.44%
    3,000 * ANTEC Corp. ..........................................   $   158,813
                                                                     -----------
            ELECTRONIC EQUIPMENT - 3.32%
    4,900 * Cabletron Systems, Inc. ..............................       240,100
    2,000 * UCAR International, Inc. .............................        30,500
    2,200   W.W. Grainger, Inc. ..................................        94,188
                                                                     -----------
                                                                         364,788
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 2.81%
    1,300 * Metromedia Fiber Network, Inc. .......................        93,458
    2,200 * Waters Corp. .........................................       215,738
                                                                     -----------
                                                                         309,196
                                                                     -----------
            FINANCE COMPANIES - 1.43%
    5,500   Finova Group, Inc. ...................................       157,438
                                                                     -----------
            FINANCIAL SERVICES - 1.09%
    4,800   Countrywide Credit Industries, Inc. ..................       119,700
                                                                     -----------
            GOVERNMENT SPONSORED - 1.08%
    3,800   SLM Holding Corp. ....................................       118,988
                                                                     -----------
            HEALTHCARE - 1.90%
    3,100 * Wellpoint Health Networks, Inc. ......................       209,250
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.68%
    1,000   Eaton Corp. ..........................................        74,938
                                                                     -----------
            HOSPITAL SUPPLIES - 1.55%
    5,500   Becton, Dickinson and Co. ............................       170,844
                                                                     -----------
            INFORMATION PROCESSING - 2.26%
    8,200 * Parametric Technology Corp. ..........................       248,563
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 3.16%
    8,100 * Ceridian Corp. .......................................       160,480
    6,200 * SunGard Data Systems, Inc. ...........................       186,000
                                                                     -----------
                                                                         346,480
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 4.40%
    6,500   Comdisco, Inc. .......................................       249,843
      150 * Network Solutions, Inc. ..............................        48,366
    3,100 * Novell, Inc. .........................................       102,494
    1,800 * PsiNet, Inc. .........................................        83,474
                                                                     -----------
                                                                         484,177
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - MISCELLANEOUS - 2.57%
    9,400   Ace, Ltd. ............................................   $   168,024
    2,600   Ambac Financial Group, Inc. ..........................       114,238
                                                                     -----------
                                                                         282,262
                                                                     -----------
            INSURANCE - MULTILINE - 1.91%
    5,200   Aon Corp. ............................................       108,875
    2,500   XL Capital, Ltd. .....................................       101,093
                                                                     -----------
                                                                         209,968
                                                                     -----------
            LODGING - 1.49%
    7,300   Starwood Hotels & Resorts
            Worldwide, Inc. ......................................       163,794
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 0.76%
    2,400 * American Standard Companies, Inc. ....................        83,700
                                                                     -----------
            MERCHANDISE - SPECIALTY - 1.08%
   10,600 * Consolidated Stores Corp. ............................       119,250
                                                                     -----------
            METALS - ALUMINUM - 1.10%
    1,900   Reynolds Metals Co. ..................................       120,650
                                                                     -----------
            METALS - COPPER - 0.47%
    1,100   Phelps Dodge Corp. ...................................        51,837
                                                                     -----------
            METALS - MISCELLANEOUS - 0.74%
    6,000   Engelhard Corp. ......................................        81,750
                                                                     -----------
            MULTIMEDIA - 1.81%
   10,000 * Cadence Design Systems, Inc. .........................       199,375
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 2.81%
    4,900   Coastal Corp. ........................................       206,106
    3,700   Kinder Morgan, Inc. ..................................       103,138
                                                                     -----------
                                                                         309,244
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 1.46%
    7,400   USX-Marathon Group....................................       160,025
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 3.38%
    4,937   Dynegy, Inc. .........................................       231,422
    3,900 * Noble Drilling Corp. .................................       140,400
                                                                     -----------
                                                                         371,822
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  29
                         MID CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL/GAS PRODUCERS - 4.20%
    4,200   Anadarko Petroleum Corp. .............................   $   129,150
    3,800   Apache Corp. .........................................       138,700
    4,900   Transocean Sedco Forex, Inc. .........................       193,243
                                                                     -----------
                                                                         461,093
                                                                     -----------
            PAPER/FOREST PRODUCTS - 3.47%
    3,400   Bowater, Inc. ........................................       167,238
    6,300   Fort James Corp. .....................................       118,519
    6,900 * Smurfit-Stone Container Corp. ........................        94,012
                                                                     -----------
                                                                         379,769
                                                                     -----------
            PUBLISHING - NEWS - 2.72%
    3,800   News Corp., Ltd. - ADR................................       191,188
    2,500   Scripps Co. ..........................................       107,813
                                                                     -----------
                                                                         299,001
                                                                     -----------
            PUBLISHING/PRINTING - 2.02%
    4,000   Dun & Bradstreet Corp. ...............................       104,750
    3,400   Harcourt General, Inc. ...............................       117,088
                                                                     -----------
                                                                         221,838
                                                                     -----------
            RAILROAD - 0.79%
    1,100   Kansas City Southern Industries, Inc. ................        86,625
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 1.44%
   12,500   Indymac Mortgage Holdings, Inc. ......................       158,594
                                                                     -----------
            SEMICONDUCTORS - 1.78%
    2,600 * National Semiconductor Corp. .........................       195,324
                                                                     -----------
            TELECOMMUNICATIONS - 7.58%
    5,700 * American Tower Corp., Class A.........................       280,724
    2,600 * AT&T Corp. ...........................................       135,850
    1,300 * EchoStar Communications
            Corp., Class A........................................       148,200
    3,600 * Global Crossing, Ltd. ................................       167,850
    1,300 * WinStar Communications, Inc. .........................       100,587
                                                                     -----------
                                                                         833,211
                                                                     -----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - 2.72%
      700 *  AES Corp. ..........................................   $    58,669
    2,500    Cinergy Corp. ......................................        53,438
    2,700 *  Niagara Mohawk Holdings, Inc. ......................        31,725
    4,100    Unicom Corp. .......................................       155,030
                                                                    -----------
                                                                        298,862
                                                                    -----------
             UTILITIES - GAS, DISTRIBUTION - 0.90%
    3,700    Tosco Corp. ........................................        98,975
                                                                    -----------
             UTILITIES - GAS, PIPELINE - 1.60%
    4,200    Williams Companies, Inc. ...........................       175,613
                                                                    -----------
             TOTAL COMMON STOCK
             (Cost $10,129,740)..................................    10,384,936
                                                                    -----------
    PAR
   VALUE
 ---------
             CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT - 6.54%
             BANKS - OTHER - 6.54%
 $719,000    State Street Bank Repurchase Agreement, 5.65%, dated
             02/29/00, to be repurchased at $719,113 on 03/01/00,
             collateralized by U.S. Treasury Note, 6.63%,
             04/30/02, with a par value of $720,000 (Cost
             $719,000)...........................................       719,000
                                                                    -----------
             TOTAL CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT
             (Cost $719,000).....................................       719,000
                                                                    -----------
             TOTAL INVESTMENTS
             (Cost $10,848,740) - 101.02%........................   $11,103,936
                                                                    -----------
             *Non-income producing

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,848,740).......................... $11,103,936
Receivable for:
 Investments sold..................................................     243,361
 Fund shares sold..................................................      24,725
 Dividends and interest............................................       9,577
Other assets.......................................................       1,619
                                                                    -----------
TOTAL ASSETS.......................................................  11,383,218
                                                                    -----------
LIABILITIES:
Payable for:
 Investments purchased.............................................     331,071
 Fund shares redeemed..............................................      16,529
Payable to affiliates:
 Advisory fees.....................................................       2,402
 Administrative fees...............................................       4,585
 Accounting services...............................................         550
 Other.............................................................      13,415
Accrued expenses and other liabilities.............................      23,080
                                                                    -----------
TOTAL LIABILITIES..................................................     391,632
                                                                    -----------
NET ASSETS......................................................... $10,991,586
                                                                    -----------


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
975,576 shares outstanding......................................... $     9,756
Additional paid in capital.........................................  10,667,159
Undistributed net realized gain on securities......................      58,246
Undistributed net investment income................................       1,229
Unrealized appreciation of securities..............................     255,196
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $10,991,586
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 30                MID CAP VALUE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000



INVESTMENT INCOME:
Dividends............................................................. $ 56,627
Interest..............................................................   14,910
                                                                       --------
 Total investment income..............................................   71,537
                                                                       --------
EXPENSES:
Advisory fees.........................................................   36,563
Custodian fees........................................................   13,596
Administrative service fee............................................   12,188
Report to shareholders................................................    7,795
Audit fees and tax services...........................................    5,697
Legal fees............................................................    3,314
Trustees' fees and expenses...........................................    1,766
Accounting services...................................................    1,463
Pricing services......................................................      687
Registration and filing fees..........................................      526
Miscellaneous.........................................................      869
                                                                       --------
 Total expenses.......................................................   84,464
 Expense reimbursement (see Note 3)...................................  (33,428)
                                                                       --------
 Net expenses.........................................................   51,036
                                                                       --------
NET INVESTMENT INCOME.................................................   20,501
                                                                       --------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................................   71,872
Net unrealized appreciation of securities during the period...........  687,562
                                                                       --------
 Net realized and unrealized gain on securities during the period.....  759,434
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $779,935
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $    20,501      $   53,719
Net realized gain on securities.............          71,872       2,554,226
Net unrealized appreciation (depreciation)
of securities
during the period...........................         687,562        (432,366)
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................         779,935       2,175,579
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................         (21,780)        (51,583)
Net realized gain on securities ............      (2,428,048)       (139,804)
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............      (2,449,828)       (191,387)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................       1,779,334       7,528,054
Proceeds from shares issued for
distributions reinvested....................       2,449,828         191,387
                                              ---------------------------------
                                                   4,229,162       7,719,441
Cost of shares repurchased..................        (606,673)       (669,910)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................       3,622,489       7,049,531
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................       1,952,596       9,033,723
NET ASSETS:
Beginning of year...........................       9,038,990           5,267
                                              ---------------------------------
End of period (including undistributed net
investment income of $1,229 and $2,508).....     $10,991,586      $9,038,990
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................         141,857         684,711
Shares issued for distributions reinvested..         225,924          15,395
Shares repurchased..........................         (46,197)        (46,641)
                                              ---------------------------------
 Increase in shares outstanding ............         321,584         653,465
Shares outstanding:
 Beginning of year..........................         653,992             527
                                              ---------------------------------
 End of period..............................         975,576         653,992
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)SMALL CAP VALUE FUND              31

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 83.96%
            ADVERTISING - 0.05%
      100   True North Communications, Inc. ......................   $     3,700
        2 * Zap.com Corp. ........................................            18
                                                                     -----------
                                                                           3,718
                                                                     -----------
            AEROSPACE/DEFENSE - 0.46%
      100 * Aviall, Inc. .........................................           819
       24   B.F. Goodrich Co. ....................................           575
      200 * Fairchild Corp., Class A..............................         1,225
      300   Gencorp, Inc. ........................................         2,344
      100 * Kellstrom Industries, Inc. ...........................           694
      100 * Orbital Sciences Corp. ...............................         1,750
      200   Perkinelmer, Inc. ....................................        12,924
      100   Primex Technologies, Inc. ............................         2,100
      200 * Remec, Inc. ..........................................         7,375
      100 * Sequa Corp., Class A..................................         3,705
                                                                     -----------
                                                                          33,511
                                                                     -----------
            AIRLINES - 0.26%
      100 * Airtran Holdings, Inc. ...............................           409
      200 * Alaska Air Group, Inc. ...............................         5,300
      300 * American West Holdings Corp., Class B.................         4,013
      100   Circle International Group, Inc. .....................         2,444
      100 * Frontier Airlines, Inc. ..............................         1,113
      300 * Mesa Airlines, Inc. ..................................         1,781
      100 * Midwest Express Holdings, Inc. .......................         2,580
      500 * Transport World Airlines, Inc. .......................         1,219
                                                                     -----------
                                                                          18,859
                                                                     -----------
            APPAREL & PRODUCTS - 0.36%
      200   Brown Shoe Co., Inc. .................................         2,100
      100   Cato Corp., Class A...................................         1,000
      100 * Donna Karan International, Inc. ......................           719
      100 * Dress Barn, Inc. .....................................         1,450
      100 * Footstar, Inc. .......................................         2,469
      100 * Goodys Family Clothing, Inc. .........................           700
      200 * Gymboree Corp. .......................................           938
      100 * Jo-ann Stores, Inc. ..................................           900
      200   Kellwood Co. .........................................         3,374
      200 * Nautica Enterprises, Inc. ............................         2,113
      100   Oxford Industries, Inc. ..............................         1,662
      200   Phillips-Van Heusen Corp. ............................         1,388

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            APPAREL & PRODUCTS - Continued
      100   Talbots, Inc. ........................................   $     3,618
      100   UniFirst Corp. .......................................         1,006
      100 * United Retail Group, Inc. ............................         1,256
      100 * Value City Department Stores, Inc. ...................         1,319
                                                                     -----------
                                                                          26,012
                                                                     -----------
            APPLIANCES/FURNISHINGS - 0.48%
      100   Bassett Furniture Industries..........................         1,350
      100 * Furniture Brands International, Inc. .................         1,606
      300 * Griffon Corp. ........................................         2,513
      100   Haverty Furniture Companies, Inc. ....................         1,081
      500   Heilig-Meyers Co. ....................................         1,625
      400   Hussmann International, Inc. .........................         5,774
      300   Kimball International, Inc., Class B..................         4,556
      300   La-Z-Boy Chair Co. ...................................         4,988
      400 * Metromedia International Group, Inc. .................         2,750
      100   National Presto Industries, Inc. .....................         3,163
      700 * Sunbeam Corp. ........................................         2,887
      200 * Windmere Corp. .......................................         3,000
                                                                     -----------
                                                                          35,293
                                                                     -----------
            AUTO - CARS - 0.08%
      200 * Avis Rent A Car, Inc. ................................         2,913
      200 * Budget Group, Inc. ...................................         1,175
      200 * United Auto Group, Inc. ..............................         1,675
                                                                     -----------
                                                                           5,763
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 0.42%
      200 * Allen Telecom, Inc. ..................................         2,750
      200   Arvin Industries, Inc. ...............................         3,675
      200   Donaldson Co., Inc. ..................................         4,550
      400   Mark IV Industries, Inc. .............................         8,000
      200 * Miller Industries, Inc. ..............................           738
      100   Modine Manufacturing Co. .............................         2,280
      200   Superior Industries International, Inc. ..............         4,775
      300 * Tower Automotive, Inc. ...............................         3,563
                                                                     -----------
                                                                          30,331
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 0.30%
      200 * Aftermarket Technology Corp. .........................         2,350
      500 * Collins & Aikman Corp. ...............................         2,531
      100 * Discount Auto Parts, Inc. ............................         1,088
      100 * Dura Automotive Systems, Inc. ........................         1,305
      100   Gentek, Inc. .........................................         1,350

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - REPLACEMENT PARTS - Continued
      100   Kaydon Corp. .........................................   $     2,300
      110   Myers Industries, Inc. ...............................         1,561
      400   Pep Boys-Manny, Moe & Jack............................         2,475
      200   Simpson Industries, Inc. .............................         2,013
      200   Smith A.O. Corp. .....................................         3,450
      100   Standard Motor Products, Inc. ........................         1,356
                                                                     -----------
                                                                          21,779
                                                                     -----------
            BANKS - OTHER - 0.16%
      100   Alabama National Bancorp..............................         1,825
      150   First Merchants Corp. ................................         3,759
       97   Hudson United Bancorp.................................         1,958
      110   Premier National Bancorp, Inc. .......................         1,279
      400   Republic Security Financial Co. ......................         2,950
                                                                     -----------
                                                                          11,771
                                                                     -----------
            BANKS - REGIONAL - 5.89%
      200   AMCORE Financial, Inc. ...............................         4,188
      200   Anchor BanCorp Wisconsin, Inc. .......................         2,688
      100   Area Bancshares Corp. ................................         2,013
      500   BancorpSouth, Inc. ...................................         8,031
      400   BancWest Corp. .......................................         6,075
       60   Bank Atlantic Bancorp, Class A........................           251
      300   Bank Atlantic Bancorp, Class B........................         1,781
      200   Bank United Corp. ....................................         5,238
      200   Banknorth Group, Inc. ................................         3,788
       87   BBT Corp. ............................................         2,045
      103 * BOK Financial Corp. ..................................         1,597
      100   Bsb Bancorp, Inc. ....................................         1,794
      105   BT Financial Corp. ...................................         1,838
      200   Carolina First Corp. .................................         3,175
      100   Cathay Bancorp, Inc. .................................         4,300
      100   Century South Banks, Inc. ............................         2,450
      131   Chemical Financial Corp. .............................         3,472
      200   Citizens Banking Corp. ...............................         3,363
      100   City Holding Co. .....................................         1,250
      105   Commerce Bancorp, Inc. ...............................         3,531
      100   Commonwealth Bancorp, Inc. ...........................         1,569
      100   Community First Bankshares............................         1,400
      110   Community Trust Bancorp...............................         2,076
      100   Corus Bankshares, Inc. ...............................         2,463
      100   CPB, Inc. ............................................         2,250
    2,750   Cullen/Frost Bankers, Inc. ...........................        59,123

--------------------------------------------------------------------------------

 32                                  February 29, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      100   East West Bancorp.....................................   $     1,256
      103   F&M National Corp. ...................................         2,330
      100   FCNB Corp. ...........................................         1,688
      400   First American Financial Corp., Class A...............         4,650
      100   First Busey Corp. ....................................         1,894
      100   First Charter Corp. ..................................         1,363
      400   First Commonwealth Financial Corp. ...................         4,000
      100   First Federal Capital Corp. ..........................         1,075
      110   First Financial Bankshares............................         2,860
      100   First Financial Corp. ................................         3,425
      300   First Midwest Bancorp, Inc. ..........................         7,480
      100 * First Republic Bank...................................         1,525
      200   First United Bancshares, Inc. ........................         2,400
      105   FNB Corp. ............................................         2,283
       85   GBC Bancorp...........................................         2,295
      110   Grand Premier Financial, Inc. ........................         1,210
    1,600   Greater Bay Bancorp...................................        62,800
      100   Harbor Florida Bancshares, Inc. ......................         1,050
      105   Harleysville National Corp. ..........................         3,038
      100   Harris Financial, Inc. ...............................           625
    3,456 * Imperial Bancorp......................................        88,990
      600   Independence Community Bank...........................         6,638
      100   Independent Bank Corp. ...............................         1,050
      100   International Bancshares Corp. .......................         3,869
      100   InterWest Bancorp, Inc. ..............................         1,750
      100   Mid-State Bancshares..................................         2,719
      103   Midamerica Bancorp....................................         2,459
      100   National Bancorp of Alaska, Inc. .....................         2,950
      105   National City Bancshares, Inc. .......................         2,612
      105   National Penn Bancshares, Inc. .......................         2,284
      110   NBT Bancorp, Inc. ....................................         1,430
      100   Niagara Bancorp, Inc. ................................           900
      200   North Fork Bancorporation, Inc. ......................         3,274
      300 * Ocwen Financial Corp. ................................         1,780
      100   Omega Financial Corp. ................................         2,438
      300   One Valley Bancorp, Inc. .............................         8,980
      100   Peoples Holding Co. ..................................         2,625
      100   PFF Bancorp, Inc. ....................................         1,513
      200   Riggs National Corp. .................................         1,994
      100   Second Bancorp, Inc. .................................         1,900
      200 * Silicon Valley Bancshares.............................        15,850
      100   Simmons First National Corp. .........................         2,255

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      300   Susquehanna Bancshares, Inc. .........................   $     4,388
      100   Texas Regional Bancshares, Inc., Class A..............         2,444
      100   U.S. Bancorp, Inc. ...................................           981
      110   UMB Financial Corp. ..................................         3,699
      116   United National Bancorp...............................         1,914
      300   Webster Financial Corp. ..............................         6,338
      121   West Coast Bancorp....................................         1,263
      100   Westcorp..............................................         1,281
      200   Whitney Holding Corp. ................................         6,525
                                                                     -----------
                                                                         430,089
                                                                     -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.12%
      100 * Canandaigua Brands, Inc., Class A.....................         4,900
      100 * Robert Mondavi Corp., Class A.........................         3,663
                                                                     -----------
                                                                           8,563
                                                                     -----------
            BROADCASTING - 0.05%
      100 * On Command Corp. .....................................         1,700
      200 * Sinclair Broadcast Group, Inc. .......................         1,900
                                                                     -----------
                                                                           3,600
                                                                     -----------
            BUILDING MATERIALS - 0.97%
      100 * Comfort Systems USA, Inc. ............................           787
      100 * Dal-Tile International, Inc. .........................           700
      200   Fedders Corp. ........................................         1,050
      100 * Genlyte Group, Inc. ..................................         2,000
      300   Interface, Inc., Class A..............................         1,350
      100 * NCI Building Systems, Inc. ...........................         1,513
      100 * Nortek, Inc. .........................................         2,188
    2,050   Texas Industries, Inc. ...............................        61,500
                                                                     -----------
                                                                          71,088
                                                                     -----------
            CHEMICAL - MAJOR - 0.56%
      160   Albemarle Corp. ......................................         2,410
    1,000   Borg-Warner Automotive, Inc. .........................        32,000
      100   Chemed Corp. .........................................         2,943
      100 * Hexcel Corp. .........................................           488
      200   Polymer Group, Inc. ..................................         2,988
                                                                     -----------
                                                                          40,829
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 2.47%
      200   A. Schulman, Inc. ....................................   $     2,650
      300 * Agribiotech, Inc. ....................................            63
      400 * Airgas, Inc. .........................................         2,775
      100   Arch Chemicals, Inc. .................................         1,906
      200   Cambrex Corp. ........................................         8,024
      200   ChemFirst, Inc. ......................................         3,900
      569   CK Witco Corp. .......................................         6,046
    2,350 * Cytec Industries, Inc. ...............................        56,987
      100   Dexter Corp. .........................................         4,613
      500   Ethyl Corp. ..........................................         1,594
      100   Ferro Corp. ..........................................         1,888
      100 * Fisher Scientific International, Inc. ................         4,350
      200   Geon Co. .............................................         4,175
      100   Georgia Gulf Corp. ...................................         2,275
      100   H.B. Fuller Co. ......................................         6,137
      400   M.A. Hanna Co. .......................................         4,575
      200   Minerals Technologies, Inc. ..........................         8,113
      100   NL Industries, Inc. ..................................         1,444
      100 * Octel Corp. ..........................................           938
    2,950   Olin Corp. ...........................................        45,724
      200   OM Group, Inc. .......................................         7,450
      300   Omnova Solutions......................................         1,969
      300 * W.R. Grace & Co.......................................         3,019
                                                                     -----------
                                                                         180,615
                                                                     -----------
            COAL - 0.09%
      100   Arch Coal, Inc. ......................................           888
      100   Consol Energy, Inc. ..................................         1,163
      100   NACCO Industries, Inc., Class A.......................         4,343
                                                                     -----------
                                                                           6,394
                                                                     -----------
            COMMERCIAL SERVICES - 0.03%
      100 * Integrated Electrical Services, Inc. .................           588
      200 * IT Group, Inc. .......................................         1,525
                                                                     -----------
                                                                           2,113
                                                                     -----------
            CONGLOMERATES - 0.13%
      300   Alexander & Baldwin, Inc. ............................         6,140
      300 * Ogden Corp. ..........................................         3,413
                                                                     -----------
                                                                           9,553
                                                                     -----------
            CONSUMER FINANCE - 1.27%
      300 * Arcadia Financial, Ltd. ..............................         1,444
    1,907   Chittenden Corp. .....................................        48,509
    1,500   Metris Companies, Inc. ...............................        38,813
      200   WesBanco, Inc. .......................................         4,200
                                                                     -----------
                                                                          92,966
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  33
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONTAINERS - METAL/GLASS - 0.24%
      100 * Alltrista Corp. ......................................   $     2,337
      200   AptarGroup, Inc. .....................................         4,788
      200   CLARCOR, Inc. ........................................         3,887
      100 * CSS Industries, Inc. .................................         1,906
      100   Greif Brothers Corp., Class A.........................         3,150
      100 * Silgan Holdings, Inc. ................................         1,263
                                                                     -----------
                                                                          17,331
                                                                     -----------
            CONTAINERS - PAPER - 0.14%
      200   Chesapeake Corp. .....................................         4,437
      200 * Gaylord Container Corp., Class A......................         1,075
      200 * Ivex Packaging Corp. .................................         1,513
      100   Rock-Tenn Co., Class A................................         1,125
      100 * Shorewood Packaging Corp. ............................         2,075
                                                                     -----------
                                                                          10,225
                                                                     -----------
            COSMETICS/TOILETRIES - 0.02%
      100 * Playtex Products, Inc. ...............................         1,369
                                                                     -----------
            DRUGS - 0.69%
      100   Bindley Western Industries............................         1,719
      100   Carter-Wallace, Inc. .................................         1,806
      200 * Dura Pharmaceuticals, Inc. ...........................         2,775
      200 * Guilford Pharmaceuticals, Inc. .......................         6,625
      100   Herbalife International, Inc., Class A................         1,500
      100 * Neurogen Corp. .......................................         4,225
      100 * P-Com, Inc. ..........................................         1,825
      100 * Regeneron Pharmaceuticals, Inc. ......................         5,650
      104 * Shire Pharmaceuticals Group, Plc. - ADR...............         4,992
      500 * Sicor, Inc. ..........................................         4,969
      200 * Vertex Pharmaceuticals, Inc. .........................        14,525
                                                                     -----------
                                                                          50,611
                                                                     -----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.12%
      300   Cmp Group, Inc........................................         8,475
                                                                     -----------
            ELECTRICAL EQUIPMENT - 1.71%
      100 * AMKOR Technologies, Inc. .............................         5,194
    1,100 * ANTEC Corp. ..........................................        58,231
      300   Avista Corp. .........................................         9,019
    2,800 * General Semiconductor, Inc. ..........................        46,724
      400 * Intergraph Corp. .....................................         2,400
      150 * Intertan, Inc. .......................................         1,341
      100 * Stoneridge, Inc. .....................................         1,063

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - Continued
      100 * WESCO International, Inc. ............................   $       844
                                                                     -----------
                                                                         124,816
                                                                     -----------
            ELECTRONIC EQUIPMENT - 2.20%
      200   Belden, Inc. .........................................         4,525
      200 * Cable Design Technologies Corp. ......................         4,625
      100 * Electro Rent Corp. ...................................         1,088
      100 * EMCOR Group, Inc. ....................................         2,250
      100 * Esterline Technologies Corp. .........................         1,113
      100   General Cable Corp. ..................................         1,000
        5 * Juno Lighting, Inc. ..................................            50
      300 * Kemet Corp. ..........................................        18,431
    3,100 * Kent Electronics Corp. ...............................       105,011
      200 * Pinnacle Holdings, Inc. ..............................        11,700
      100   Thomas Industries, Inc. ..............................         1,875
      100 * Triumph Group, Inc. ..................................         2,925
      400 * UCAR International, Inc. .............................         6,100
                                                                     -----------
                                                                         160,693
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 2.21%
      200 * Ampex Corp., Class A..................................           775
      100   Analogic Corp. .......................................         4,850
      200   BMC Industries, Inc. .................................         1,100
      200 * Checkpoint Systems, Inc. .............................         1,700
      100 * Commscope, Inc. ......................................         3,894
      100   Gerber Scientific, Inc. ..............................         1,675
      100 * Hadco Corp. ..........................................         5,538
      100   Harman International Industries, Inc. ................         6,194
      300 * Imation Corp. ........................................         9,280
      100 * ITI Technologies, Inc. ...............................         2,906
      200 * MagnaTek, Inc. .......................................         1,725
      100   Methode Electronics, Inc., Class A....................         5,813
      118 * Metromedia Fiber Network, Inc. .......................         8,447
      100   Park Electrochemical Corp. ...........................         2,275
    2,250 * Performance Food Group Co. ...........................        53,436
      200   Pioneer-Standard Electronics, Inc. ...................         3,675
      396   Pittston Brink's Group................................         7,079
      300 * Read-Rite Corp. ......................................         1,134
      100 * Rogers Corp. .........................................         5,869
      500 * Sensormatic Electronics Corp. ........................         9,500
      300   Tektronix, Inc. ......................................        17,400
      200 * Thermedics, Inc. .....................................         1,775
      100 * ThermoQuest Corp. ....................................         1,650
      100 * Varian, Inc. .........................................         3,988
                                                                     -----------
                                                                         161,678
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ENTERTAINMENT - 0.30%
      300 * Ascent Entertainment Group............................   $     4,556
      300 * Aztar Corp. ..........................................         2,850
      100 * Carmike Cinemas, Inc., Class A........................           781
      300 * Florida Panthers Holdings, Inc. ......................         2,700
      200   Gaylord Entertainment Co. ............................         5,512
      200 * GTECH Holdings Corp. .................................         4,000
      100 * Loews Cineplex Entertainment Corp. ...................           413
      100 * Trans World Entertainment Corp. ......................         1,063
                                                                     -----------
                                                                          21,875
                                                                     -----------
            FERTILIZERS - 0.03%
      200   Mississippi Chemical Corp. ...........................         1,500
      300 * Terra Industries, Inc. ...............................           694
                                                                     -----------
                                                                           2,194
                                                                     -----------
            FINANCE COMPANIES - 0.76%
      300 * Amresco, Inc. ........................................           413
      200   Charter Municipal Mortgage
            Acceptance Co. .......................................         2,387
      100 * Contifinancial Corp. .................................             7
      200 * Credit Acceptance Corp. ..............................         1,100
      100   Doral Financial Corp. ................................           981
      100   Freedom Securities Corp. .............................         1,388
      200 * Imperial Credit Industries, Inc. .....................         1,150
      400   Phoenix Investment Partners, Ltd. ....................         2,875
      200   Resource Bancshares
            Mortgage Group, Inc. .................................           737
      100 * Triad Guaranty, Inc. .................................         2,100
      300   U.S. Trust Corp. .....................................        41,550
      200 * UniCapital Corp. .....................................           500
                                                                     -----------
                                                                          55,188
                                                                     -----------
            FINANCIAL SERVICES - 0.99%
      100   Advanta Corp. ........................................         1,863
      100   Advest Group, Inc. ...................................         1,663
    1,500   Federated Investors, Inc. ............................        34,968
      200   Jefferies Group, Inc. ................................         4,675
      400   Leucadia National Corp. ..............................         8,550
      100 * National Processing, Inc. ............................           881
      100 * New Century Financial Corp. ..........................           900
      200   Resource America, Inc. ...............................         1,413
      850   Richmond Count Financial Corp. .......................        14,183
      200   United Asset Management Corp. ........................         2,988
                                                                     -----------
                                                                          72,084
                                                                     -----------

--------------------------------------------------------------------------------

 34                                  February 29, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOODS - 0.91%
      100 * Agribrands International, Inc. .......................   $     3,656
      100 * Aurora Foods, Inc. ...................................           281
      300   Chiquita Brands International, Inc. ..................         1,331
      300   Corn Products International...........................         7,069
      100 * Del Monte.............................................         1,250
      300   Earthgrains Co. ......................................         4,500
      100 * Grand Union Co. ......................................           500
      300 * Imperial Sugar Co. ...................................           806
      100 * International Home Foods, Inc. .......................         1,694
      100   International Multifoods Corp. .......................         1,094
      100   Interpool, Inc. ......................................           663
      100 * J & J Snack Foods Corp. ..............................         1,843
      200   J.M. Smucker Co., Class A.............................         3,425
      100   Lance, Inc. ..........................................         1,025
      100   Michael Foods, Inc. ..................................         2,188
      500 * NBTY, Inc. ...........................................         7,031
      270 * Ralcorp Holdings, Inc. ...............................         4,033
      300 * Suiza Foods Corp. ....................................        11,736
      300   Trinity Industries, Inc. .............................         6,638
      300   Universal Foods Corp. ................................         5,419
      200 * Vlasic Foods International, Inc. .....................           563
                                                                     -----------
                                                                          66,745
                                                                     -----------
            FOOTWEAR - 0.11%
      100 * Just For Feet, Inc. ..................................             8
      100   Justin Industries, Inc. ..............................         1,806
      300 * Reebok International, Ltd. ...........................         2,400
      100   Stride Rite Corp. ....................................           550
      300   Wolverine World Wide, Inc. ...........................         3,450
                                                                     -----------
                                                                           8,214
                                                                     -----------
            FREIGHT - 0.30%
      400   Airborne Freight Corp. ...............................         7,400
      100   AMCOL International Corp. ............................         1,575
      100   Cascade Natural Gas Corp. ............................         1,443
      200   J.B. Hunt Transport Services, Inc. ...................         2,300
      200   Overseas Shipholding Group............................         4,163
      100 * SEACOR SMIT, Inc. ....................................         4,850
                                                                     -----------
                                                                          21,731
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HARDWARE & TOOLS - 0.05%
      100   Barnes Group, Inc. ...................................   $     1,419
      100   Lawson Products, Inc. ................................         2,250
                                                                     -----------
                                                                           3,669
                                                                     -----------
            HEALTHCARE - 1.56%
      100 * Alterra Healthcare Corp. .............................           600
      100 * AmeriPath, Inc. ......................................           988
      400 * Apria Healthcare Group, Inc. .........................         5,700
      103   Block Drug Co., Inc., Class A.........................         3,386
      100 * First Health Group Corp. .............................         2,413
      400 * Integrated Health Services, Inc. .....................            52
    3,600   Invacare Corp. .......................................        87,748
      500 * Laboratory Corp. of America...........................         2,000
       20 * LTC Healthcare, Inc. .................................            26
      300 * Matria Healthcare, Inc. ..............................         1,838
      100 * NCS HealthCare, Inc., Class A.........................           228
      500 * PhyCor, Inc. .........................................           578
      600 * Quorum Health Group, Inc. ............................         5,343
      200 * Sierra Health Services, Inc. .........................         1,225
      300 * Sun Healthcare Group, Inc. ...........................            20
      200 * Sunrise Medical, Inc. ................................           863
      194 * US Oncology, Inc. ....................................           800
                                                                     -----------
                                                                         113,808
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.71%
      100   Bandag, Inc. .........................................         2,350
      100   Detroit Diesel Corp. .................................         1,675
    1,000 * Terex Corp. ..........................................        11,874
      100   Titan International, Inc. ............................           738
    2,500   Wabash National Corp. ................................        35,000
                                                                     -----------
                                                                          51,637
                                                                     -----------
            HOME BUILDERS - 0.36%
      300   D R Horton, Inc. .....................................         3,374
      100 * Del Webb Corp. .......................................         1,500
      300   Kaufman & Broad Home Corp. ...........................         5,738
      200   M.D.C. Holdings, Inc. ................................         3,037
      200   Pulte Corp. ..........................................         3,363
      100   Ryland Group, Inc. ...................................         1,775
      100   Standard Pacific Corp. ...............................         1,063
      200 * Toll Brothers, Inc. ..................................         3,325
      100 * U.S. Home Corp. ......................................         3,425
                                                                     -----------
                                                                          26,600
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOSPITAL MANAGEMENT - 0.19%
      700 * Beverly Enterprises, Inc. ............................   $     1,838
      400 * Coventry Health Care, Inc. ...........................         3,275
      100 * DVI, Inc. ............................................         1,475
      100 * Lifepoint Hospitals, Inc. ............................         1,506
      300 * Magellan Health Services, Inc. .......................         1,763
      100 * Triad Hospitals, Inc. ................................         1,600
      400 * Ventas, Inc. .........................................         1,350
      100 * Veterinary Centers of America, Inc. ..................         1,106
                                                                     -----------
                                                                          13,913
                                                                     -----------
            HOSPITAL SUPPLIES - 1.69%
      100 * Acuson Corp. .........................................         1,338
      100   Arrow International, Inc. ............................         3,950
    4,550 * Bio-Technology General Corp. .........................        87,443
      200 * Coherent, Inc. .......................................        21,200
      100   Datascope Corp. ......................................         3,988
      100   Diagnostic Products Corp. ............................         2,300
      200   Owens & Minor, Inc. ..................................         2,200
      100 * PSS World Medical, Inc. ..............................           644
                                                                     -----------
                                                                         123,063
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.38%
      100   Bush Industries, Inc. ................................         1,319
    1,100   Church & Dwight Co., Inc. ............................        18,768
      100   Libbey, Inc. .........................................         2,688
      100   Mikasa, Inc. .........................................           913
      100 * Select Comfort Corp. .................................           550
      200   Tupperware Corp. .....................................         3,437
                                                                     -----------
                                                                          27,675
                                                                     -----------
            HUMAN RESOURCES - 1.36%
      290 * Interim Services, Inc. ...............................         7,232
      100   Kelly Services, Inc., Class A.........................         2,406
    2,100 * Korn/Ferry International..............................        78,750
      600 * Olsten Corp. .........................................         7,163
      200 * Personnel Group of America, Inc. .....................         1,525
      200 * Staffmark, Inc. ......................................         2,250
                                                                     -----------
                                                                          99,326
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  35
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING - 1.16%
      100 * Ashton Technology Group, Inc. ........................   $     1,019
      300 * CHS Electronics, Inc. ................................           263
      200 * Fritz Companies, Inc. ................................         1,675
      100 * Learn2.com, Inc. .....................................           609
      200 * Pegasystems, Inc. ....................................         4,700
    1,300 * Quanta Services, Inc. ................................        52,649
      100 * Rare Medium Group, Inc. ..............................         6,000
      600 * Sybase, Inc. .........................................        15,037
      300 * Systemax, Inc. .......................................         2,963
                                                                     -----------
                                                                          84,915
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.06%
      100 * Aspen Technology, Inc. ...............................         4,475
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 0.17%
      100 * Hutchinson Technology, Inc. ..........................         1,806
      500 * Komag, Inc. ..........................................         1,109
      300 * MEMC Electronic Materials, Inc. ......................         5,231
      700 * Merisel, Inc. ........................................         1,554
      100 * OEA, Inc. ............................................           681
      400 * Western Digital Corp. ................................         1,800
                                                                     -----------
                                                                          12,181
                                                                     -----------
            INFORMATION PROCESSING - DATA SERVICES - 2.93%
      200 * Anixter International, Inc. ..........................         3,738
      100 * Applied Graphics Technology, Inc. ....................           425
      100 * Auspex Systems, Inc. .................................         1,294
      100 * Avant! Corp. .........................................         1,481
       42 * Computer Sciences Corp. ..............................         3,310
    1,400 * CSG Systems International, Inc. ......................        71,923
      125 * EMC Corp. ............................................        14,875
      100 * GT Interactive Software Corp. ........................           406
      200 * In Focus Systems, Inc. ...............................         6,700
      200 * Information Resources, Inc. ..........................         1,563
      100   Innovex, Inc. ........................................           944
      100 * JDA Software Group, Inc. .............................         2,025
      100 * Manugistics Group, Inc. ..............................         5,681
      300 * Mentor Graphics Corp. ................................         5,138
      200   MTS Systems Corp......................................         1,538
    1,000   National Computer Systems, Inc. ......................        39,749
      400 * Paxar Corp. ..........................................         3,975

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING - DATA SERVICES - Continued
      100 * Phoenix Technologies, Ltd. ...........................   $     2,856
      200 * Primark Corp. ........................................         4,413
      601 * Radisys Corp. ........................................        29,423
      300 * S3, Inc. .............................................         4,780
      100 * Volt Information Sciences, Inc. ......................         2,650
      100 * Wave Systems Corp. ...................................         4,563
                                                                     -----------
                                                                         213,450
                                                                     -----------
            INFORMATION PROCESSING - NETWORKING - 0.11%
      100 * Hypercom Corp. .......................................         1,731
      300 * Picturetel Corp. .....................................         2,269
      200 * Ziff-Davis, Inc. .....................................         3,800
                                                                     -----------
                                                                           7,800
                                                                     -----------
            INSURANCE - CASUALTY - 0.45%
      100 * Acceptance Insurance Co., Inc. .......................           413
      100   Baldwin & Lyons, Inc., Class B........................         1,813
      200   Commerce Group, Inc. .................................         5,973
      300   Frontier Insurance Group, Inc. .......................           563
      300   HCC Insurance Holdings, Inc. .........................         3,825
      100 * Philadelphia Consolidated Holding Corp. ..............         1,469
      100 * PICO Holdings, Inc. ..................................         1,325
      100   PMA Capital Corp. ....................................         1,850
      500   Reliance Group Holdings, Inc. ........................         2,219
      100 * Risk Capital Holdings, Inc. ..........................         1,525
      100   RLI Corp. ............................................         2,980
      200   Selective Insurance Group, Inc. ......................         3,088
      100   State Auto Financial Corp. ...........................           788
      100   Stewart Information Services Corp. ...................         1,369
      100 * Superior National Insurance Group, Inc. ..............           356
      100   Trenwick Group, Inc. .................................         1,319
      100   United Fire & Casualty Co. ...........................         2,000
                                                                     -----------
                                                                          32,875
                                                                     -----------
            INSURANCE - LIFE - 1.25%
      100   Kansas City Life Insurance Co. .......................         3,200
      400   Mony Group, Inc. .....................................        11,450
      100 * Penn Treaty American Corp. ...........................         1,325
      200   Presidential Life Corp. ..............................         3,125
    2,750   StanCorp Financial Group, Inc. .......................        67,719
      300 * UICI..................................................         2,625
      100   W. R. Berkley Corp. ..................................         1,606
                                                                     -----------
                                                                          91,050
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - MISCELLANEOUS - 1.18%
      130   Ace, Ltd. ............................................   $     2,324
      850   Arthur J. Gallagher & Co. ............................        43,455
      100   Chicago Title Corp. ..................................         4,650
      200   Fidelity National Financial, Inc. ....................         2,513
      100   Foremost Corp. of America.............................         2,906
      100   Harleysville Group, Inc. .............................         1,306
      100   Liberty Corp. ........................................         3,363
      200 * Mid Atlantic Medical Services, Inc. ..................         1,638
      200   MMI Companies, Inc. ..................................         1,888
      500   Ohio Casualty Corp. ..................................         6,188
      300   Radian Group, Inc. ...................................        10,405
      100   SCPIE Holdings, Inc. .................................         3,156
      100   Zenith National Insurance Corp. ......................         2,113
                                                                     -----------
                                                                          85,905
                                                                     -----------
            INSURANCE - MULTILINE - 1.10%
      300   Alfa Corp. ...........................................         4,913
      134   Allstate Corp.........................................         2,613
      100   American Annuity Group, Inc...........................         1,563
      100   AmerUs Life Holdings, Inc.............................         2,030
      100   Argonaut Group, Inc...................................         1,900
      100   CNA Surety Corp.......................................         1,138
      106 * Delphi Financial Group, Inc., Class A ................         2,796
      100   FBL Financial Group, Inc., Class A....................         1,613
    3,450   Horace Mann Educators Corp. ..........................        53,474
      100   LandAmerica Financial Group, Inc. ....................         1,800
      220 * Medical Assurance, Inc. ..............................         4,318
      110 * Professionals Group, Inc. ............................         2,200
                                                                     -----------
                                                                          80,358
                                                                     -----------
            LEISURE TIME - 1.36%
      600 * AMF Bowling, Inc. ....................................         1,950
    2,400 * Bally Total Fitness Holding Corp. ....................        64,500
      300 * Boyd Gaming Corp. ....................................         1,556
      400   Callaway Golf Co......................................         4,800
      200 * Dollar Thrifty Automotive Group, Inc. ................         2,625
      100 * Family Golf Centers, Inc. ............................           125
      200 * Handleman Co. ........................................         2,075
      200 * Pinnacle Entertainment, Inc. .........................         3,450
      200 * Players International, Inc. ..........................         1,644
    5,800 * Sunterra Corp. .......................................        15,225
      100 * Vail Resorts, Inc. ...................................         1,600
                                                                     -----------
                                                                          99,550
                                                                     -----------

--------------------------------------------------------------------------------

 36                                  February 29, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LODGING - 0.26%
      100   Deltic Timber Corp....................................   $     2,225
      300 * Extended Stay America, Inc. ..........................         1,950
      200 * Lodgian, Inc. ........................................           800
      200   Marcus Corp...........................................         2,088
      400   Meristar Hospitality Corp. ...........................         6,375
      400 * Prime Hospitality Corp. ..............................         3,400
    1,000 * Wyndham International, Inc. ..........................         2,375
                                                                     -----------
                                                                          19,213
                                                                     -----------
            MACHINE TOOLS - 0.09%
      100   L.S. Starrett Co. ....................................         2,300
      300   Milacron, Inc. .......................................         4,163
                                                                     -----------
                                                                           6,463
                                                                     -----------
            MACHINERY - AGRICULTURE - 0.12%
      500   AGCO Corp. ...........................................         5,500
      100   Toro Co. .............................................         3,313
                                                                     -----------
                                                                           8,813
                                                                     -----------
            MACHINERY - CONSTRUCTION & CONTRACTS - 0.34%
      100 * CDI Corp. ............................................         1,825
      100   Columbus McKinnon Corp. ..............................         1,500
      300   Foster Wheeler Corp. .................................         1,688
      100   Granite Construction, Inc. ...........................         2,493
      300 * Harnischfeger Industries, Inc. .......................           225
      100 * Jacobs Engineering Group, Inc. .......................         2,806
      200   Kaman Corp., Class A .................................         1,988
      400   Lennar Corp. .........................................         6,600
      300 * Morrison Knudsen Corp. ...............................         2,062
      100 * National Equipment Services, Inc. ....................           600
      200 * Nationsrent, Inc. ....................................         1,113
      100   Sauer, Inc. ..........................................           800
      100 * Stone & Webster, Inc. ................................         1,275
                                                                     -----------
                                                                          24,975
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.83%
      200   AAR Corp. ............................................         4,750
      104 * Albany International Corp., Class A...................         1,508
      200   Applied Industrial Technologies, Inc. ................         3,625
      200   Baldor Electric Co. ..................................         3,238
      103 * Blount International, Inc. ...........................         1,422
      100   Burlington Coat Factory Warehouse Corp. ..............         1,143

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - Continued
      200   Exide Corp. ..........................................   $     2,025
      300   Flowserve Corp. ......................................         3,450
      100 * Gardner Denver, Inc. .................................         1,900
      200   Hughes Supply, Inc. ..................................         3,575
      200   IDEX Corp. ...........................................         4,950
      100 * Ionics, Inc. .........................................         2,850
      100   JLG Industries, Inc. .................................           900
      200 * Kulicke & Soffa Industries, Inc. .....................        15,900
      200   Lilly Industries, Inc., Class A.......................         2,838
      200   Lincoln Electric Holdings, Inc. ......................         3,900
      100   Nordson Corp. ........................................         3,875
      200   Regal-Beloit Corp. ...................................         3,563
      100   Robbins & Myers, Inc. ................................         1,888
       71 * Speedfam-IPEC, Inc. ..................................         2,046
      100 * SPS Technologies, Inc. ...............................         3,268
      200   Stewart & Stevenson Services, Inc. ...................         1,963
    1,400 * Stillwater Mining Co. ................................        51,974
      400   Timken Co. ...........................................         5,725
      100   Watts Industries, Inc., Class A.......................         1,450
                                                                     -----------
                                                                         133,726
                                                                     -----------
            MEDICAL TECHNOLOGY - 2.63%
      100 * Bio-Rad Laboratories, Inc., Class A ..................         3,288
      400 * Celera Genomics ......................................        97,600
      100 * Haemonetics Corp. ....................................         2,381
      100 * Protein Design Labs, Inc. ............................        25,019
      200 * Quest Diagnostics, Inc. ..............................         6,863
      200 * Serologicals Corp. ...................................         2,250
    1,300 * Varian Medical Systems, Inc. .........................        51,918
       89   West Pharmaceutical Services, Inc.....................         2,620
                                                                     -----------
                                                                         191,939
                                                                     -----------
            MERCHANDISE - DRUG - 0.05%
      500 * Perrigo Co. ..........................................         3,672
                                                                     -----------
            MERCHANDISE - SPECIALTY - 1.84%
      100 * Ames Department Stores, Inc. .........................         1,413
      200   Arctic Cat, Inc. .....................................         2,025
      100 * Avid Technology, Inc. ................................         1,756
      100 * Barnesandnoble.com, Inc. .............................           800
      200 * Bombay Co., Inc. .....................................           725
      200 * Boyds Collection, Ltd. ...............................         1,275
      100 * Bush Boake Allen, Inc. ...............................         2,800

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      100   Caseys General Stores, Inc. ..........................   $       837
      200   Cash America International, Inc. .....................         2,250
      100 * Central Garden & Pet Co. .............................           963
      800 * Charming Shoppes, Inc. ...............................         4,800
      400 * Compucom Systems, Inc. ...............................         1,800
      600 * CompUSA, Inc. ........................................         6,000
      100 * Daisytek International Corp. .........................         2,294
      100 * Department 56, Inc. ..................................         1,413
      100 * Earthshell Corp. .....................................           606
      100 * Finish Line, Inc. ....................................           600
      100 * Franklin Covey Co. ...................................           819
      100   Hancock Holding Co. ..................................         3,725
      300 * Homebase, Inc. .......................................           769
      300 * Inacom Corp. .........................................         1,013
      100 * International Specialty Products, Inc. ...............           663
      100   Jostens, Inc. ........................................         2,406
    2,350 * Michaels Stores, Inc. ................................        63,743
      700 * OfficeMax, Inc. ......................................         4,943
      200 * Petco Animal Supplies, Inc. ..........................         2,150
      100   Russ Berrie and Co., Inc. ............................         1,838
      200 * Seitel, Inc. .........................................         1,638
      100 * Sitel Corp. ..........................................           862
      200 * Sola International, Inc. .............................         1,000
      100   South Jersey Industries, Inc. ........................         2,924
      100 * Spiegel, Inc., Class A ...............................           719
      200   Sturm, Ruger & Co., Inc. .............................         1,950
      200 * Twinlab Corp. ........................................         1,238
      300 * United Stationers, Inc. ..............................         8,061
      300 * US Office Products, Co. ..............................           825
      100 * West Marine, Inc. ....................................           863
                                                                     -----------
                                                                         134,506
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.55%
    3,150 * Borders Group, Inc. ..................................        38,784
      100   Pier 1 Imports, Inc. .................................           876
      100 * Stein Mart, Inc. .....................................           431
                                                                     -----------
                                                                          40,091
                                                                     -----------
            MERCHANDISING - FOOD - 0.77%
      300   Fleming Companies, Inc. ..............................         4,631
    1,900   Great Atlantic & Pacific Tea Co., Inc. ...............        44,531
      100   Ingles Markets, Inc., Class A.........................         1,094
      200   Ruddick Corp. ........................................         2,688
      100   Sanderson Farms, Inc. ................................           694

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  37
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - FOOD - Continued
      100 * Smart & Final, Inc. ..................................   $       575
      100 * Smithfield Foods, Inc. ...............................         1,550
        2   Supervalu, Inc. ......................................            34
      100   Zapata Corp. .........................................           500
                                                                     -----------
                                                                          56,297
                                                                     -----------
            MERCHANDISING - MASS - 0.05%
      200 * ShopKo Stores, Inc. ..................................         3,325
                                                                     -----------
            METALS - ALUMINUM - 0.03%
      100   ACX Technologies, Inc. ...............................           319
      100   IMCO Recycling, Inc. .................................           994
      200 * Kaiser Aluminum Corp. ................................         1,137
                                                                     -----------
                                                                           2,450
                                                                     -----------
            METALS - COPPER - 0.11%
       84   Phelps Dodge Corp. ...................................         3,958
      200   Southern Peru Copper Corp. ...........................         3,050
      100 * Wolverine Tube, Inc. .................................         1,294
                                                                     -----------
                                                                           8,302
                                                                     -----------
            METALS - MISCELLANEOUS - 0.87%
      100   Brush Wellman, Inc. ..................................         1,675
      100   Castle A. M. & Co. ...................................         1,275
       50 * CIRCOR International, Inc. ...........................           663
      100   Commercial Metals Co. ................................         2,763
      200   Kennametal, Inc. .....................................         4,650
      200   Precision Castparts Corp. ............................         5,163
      100 * RTI International Metals, Inc. .......................           706
    3,000 * Steel Dynamics, Inc. .................................        46,124
      100 * Titanium Metals Corp. ................................           456
                                                                     -----------
                                                                          63,475
                                                                     -----------
            METALS - STEEL - 1.36%
      229   AK Steel Holding Corp. ...............................         1,904
    1,000 * Bethlehem Steel Corp. ................................         5,688
      100   Carpenter Technology Corp. ...........................         2,225
      100   Cleveland-Cliffs, Inc. ...............................         2,494
      100   Commercial Intertech Corp. ...........................         1,800
    2,650   Gibraltar Steel Corp. ................................        44,719
      300   Harsco Corp. .........................................         7,444
      200   Intermet Corp. .......................................         2,250
      800   LTV Corp. ............................................         2,650
      200 * Metals USA, Inc. .....................................         1,550
      300 * Mueller Industries, Inc. .............................         8,586

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - STEEL - Continued
      100   National Steel Corp., Class B.........................   $       700
      200   Oregon Steel Mills, Inc. .............................           825
      100   Quanex Corp. .........................................         2,130
      150   Reliance Steel & Aluminium Co. .......................         2,905
      100   Rouge Industries, Inc., Class A ......................           769
      100   Ryerson Tull, Inc. ...................................         1,325
      100   Valmont Industries, Inc. .............................         1,513
      600   Worthington Industries, Inc. .........................         7,950
                                                                     -----------
                                                                          99,427
                                                                     -----------
            MISCELLANEOUS - 0.28%
      600 * 7-eleven, Inc. .......................................         1,556
      200 * ABC-Naco, Inc. .......................................         2,513
      100 * AMERCO, Inc. .........................................         1,713
      200 * Brightpoint, Inc. ....................................         2,575
       25 * Coorstek, Inc. .......................................           488
      700   USEC, Inc. ...........................................         2,494
      200 * Veritas DGC, Inc. ....................................         4,000
      266   Westinghouse Air Brake Co. ...........................         2,526
      100   Woodward Governor Co. ................................         2,300
                                                                     -----------
                                                                          20,165
                                                                     -----------
            MOBILE HOMES - 0.11%
      100 * Champion Enterprises, Inc. ...........................           631
      100   Coachmen Industries, Inc. ............................         1,200
      200   Fleetwood Enterprises, Inc. ..........................         3,088
       25 * Monaco Coach Corp. ...................................           450
      300   Oakwood Homes Corp. ..................................           769
      100   Skyline Corp. ........................................         2,150
                                                                     -----------
                                                                           8,288
                                                                     -----------
            MULTIMEDIA - 0.02%
      100   Gray Communications Systems, Inc. ....................         1,606
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.58%
      200   Atmos Energy Corp. ...................................         3,425
      200   Eastern Enterprises ..................................        11,575
      100   Laclede Gas Co. ......................................         2,000
      100   New Jersey Resources Corp. ...........................         3,713
      110 * Southern Union Co. ...................................         1,691
      200   Southwest Gas Corp. ..................................         3,700
      300   UGI Corp. ............................................         5,625
      100   Western Gas Resources, Inc. ..........................         1,375
      300   WICOR, Inc. ..........................................         9,019
                                                                     -----------
                                                                          42,123
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - INTEGRATED DOMESTIC - 0.13%
      100 * Belco Oil and Gas Corp. ..............................   $       713
      100   Cross Timbers Oil Co. ................................           863
      600   Pennzoil-Quaker State Co. ............................         5,250
      300 * Tesoro Petroleum Corp. ...............................         2,774
                                                                     -----------
                                                                           9,600
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 1.86%
      200 * Global Industries, Inc. ..............................         2,050
      100 * IRI International Corp. ..............................           488
    1,950 * Lone Star Technologies, Inc. .........................        73,125
      100 * Maverick Tube Corp. ..................................         2,250
      500 * Parker Drilling Co. ..................................         2,000
      400 * Pride International, Inc. ............................         5,925
      100   RPC, Inc. ............................................           763
    5,600 * Santa Fe Snyder Corp. ................................        42,000
      100   SEMCO Energy, Inc. ...................................         1,200
      100 * TransMontaigne, Inc. .................................           650
      500 * Varco International, Inc. ............................         5,531
                                                                     -----------
                                                                         135,982
                                                                     -----------
            OIL - SERVICES - 1.53%
       34   Devon Energy Corp. ...................................         1,267
       57 * Friede Goldman Halter, Inc. ..........................           299
      600 * Key Energy Services, Inc. ............................         5,963
    3,400 * Marine Drilling Companies, Inc. ......................        77,562
      200   Mascotech, Inc. ......................................         2,800
      100 * McMoRan Exploration Co. ..............................         2,000
      205 * Nabors Industries, Inc. ..............................         7,354
      100 * Oceaneering International, Inc. ......................         1,900
      200 * Offshore Logistics, Inc. .............................         1,987
      200 * Tuboscope, Inc. ......................................         3,338
      100 * U S Liquids, Inc. ....................................           625
      300 * Unova, Inc. ..........................................         3,469
      100 * UTI Energy Corp. .....................................         3,206
                                                                     -----------
                                                                         111,770
                                                                     -----------
            OIL/GAS PRODUCERS - 3.03%
    1,650 * Atwood Oceanics, Inc. ................................        87,656
      200   Cabot Oil & Gas Corp., Class A........................         3,163
      400 * Chesapeake Energy Corp. ..............................         1,175
      300 * EEX Corp. ............................................           731
      300   Equitable Resources, Inc. ............................        11,325
    1,200 * Grey Wolf, Inc. ......................................         4,200
    1,100 * Harken Energy Corp. ..................................           963

--------------------------------------------------------------------------------

 38                                  February 29, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL/GAS PRODUCERS - Continued
      400   Helmerich & Payne, Inc. ..............................   $    10,650
      100 * Houston Exploration Co. ..............................         1,519
      100 * HS Resources, Inc. ...................................         1,650
      400 * Input/Output, Inc. ...................................         2,425
      200 * Louis Dreyfus Natural Gas Corp. ......................         4,125
      200   Mitchell Energy &
            Development Corp., Class A ...........................         4,325
    1,800 * Newfield Exploration Co. .............................        55,800
      100 * Nuevo Energy Co. .....................................         1,775
      300 * Patterson Energy, Inc. ...............................         6,844
      800 * Pioneer Natural Resources Corp. ......................         6,650
      100   St. Mary Land & Exploration Co. ......................         2,781
      100 * Swift Energy Co. .....................................         1,181
      100 * Tom Brown, Inc. ......................................         1,325
      400   Valero Energy Corp. ..................................        10,200
                                                                     -----------
                                                                         220,463
                                                                     -----------
            PAPER/FOREST PRODUCTS - 0.50%
      100 * Boise Cascade Office Products Corp. ..................         1,487
      100 * Buckeye Technologies, Inc. ...........................         1,594
      200   Caraustar Industries, Inc. ...........................         3,324
      400   Longview Fibre Co. ...................................         5,450
      200   P.H. Glatfelter Co. ..................................         2,450
      200   Potlatch Corp. .......................................         7,600
      200   Rayonier, Inc. .......................................         7,950
      100   Schweitzer-Mauduit, Inc. .............................         1,362
      100   Standard Register Co. ................................         1,363
      100   Universal Forest Products, Inc. ......................         1,188
      200   Wausau-Mosinee Paper Corp. ...........................         2,613
                                                                     -----------
                                                                          36,381
                                                                     -----------
            PHOTOGRAPHY - 0.13%
      300   Polaroid Corp. .......................................         7,519
      100 * Ultratech Stepper, Inc. ..............................         1,750
                                                                     -----------
                                                                           9,269
                                                                     -----------
            POLLUTION CONTROL - 0.08%
      100 * Cuno, Inc. ...........................................         2,437
      300   Calgon Carbon Corp. ..................................         2,156
      100 * URS Corp. ............................................         1,363
                                                                     -----------
                                                                           5,956
                                                                     -----------
            PUBLISHING - NEWS - 1.07%
    1,400   Media General, Inc., Class A..........................        72,363
      200 * Network Equipment Technologies, Inc. .................         2,100
      100   Pulitzer, Inc. .......................................         3,881
                                                                     -----------
                                                                          78,344
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING/PRINTING - 1.18%
      200   Banta Corp. ..........................................   $     3,650
      300   Bowne & Co., Inc. ....................................         3,581
      200   John H. Harland Co. ..................................         3,088
      100 * Journal Register Co. .................................         1,375
    1,650   McClatchy Co., Class A ...............................        57,027
      380   Quebecor Printing, Inc. ..............................         7,434
      100 * Scholastic Corp. .....................................         5,181
      100 * Scientific Games Holdings Corp. ......................         1,663
      300   Wallace Computer Services, Inc. ......................         3,131
                                                                     -----------
                                                                          86,130
                                                                     -----------
            RAILROAD - 0.16%
      200   Florida East Coast Industries, Inc. ..................         8,150
      300 * Wisconsin Central Transportation Corp. ...............         3,713
                                                                     -----------
                                                                          11,863
                                                                     -----------
            REAL ESTATE - 0.89%
      100 * Castle & Cooke, Inc. .................................         1,343
      100 * CB Richard Ellis Services, Inc. ......................         1,038
      100 * Insignia Financial Group, Inc. .......................         1,187
      200   LNR Property Corp. ...................................         3,900
      337   Republic Bancorp, Inc. ...............................         2,697
      200   SL Green Realty Corp. ................................         4,650
                                                                     -----------
                                                                          14,815
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 5.42%
      100   Alexandria Real Estate Equities, Inc. ................         3,056
      400   Allied Capital Corp. .................................         6,950
      100   American Industrial Properties........................         1,075
      100   Amli Residential Properties Trust.....................         2,044
      100   Associated Estates Realty Corp. ......................           888
      200   Bedford Property Investors, Inc. .....................         3,350
      100   Boykin Lodging Co. ...................................         1,188
      200   Bradley Real Estate, Inc. ............................         3,488
    2,950   Brandywine Realty Trust...............................        47,200
      400   BRE Properties, Inc., Class A.........................         9,450
      300   Burnham Pacific Properties, Inc. .....................         2,981
      300   Cabot Industrial Trust................................         5,550
      300   Camden Property Trust.................................         8,044
      200   Capital Automotive REIT...............................         2,500
      500   Capstead Mortgage Corp. ..............................         2,094
    2,650   CBL & Associates Properties, Inc. ....................        59,294
      200   CenterPoint Properties Corp. .........................         7,263
      200   Center Trust, Inc. ...................................         1,525

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      100   Chateau Communities, Inc. ............................   $     2,475
      100   Chelsea GCA Realty, Inc. .............................         2,650
      200   Colonial Properties Trust.............................         4,988
      200   Commercial Net Lease Realty...........................         2,038
      300   Cornerstone Realty Income Trust.......................         3,000
      100 * Crestline Capital Corp. ..............................         1,813
      200   Crown American Realty Trust...........................         1,163
      500   Developers Diversified Realty.........................         5,750
       38   Duke-Weeks Realty Corp. ..............................           698
      100   EastGroup Properties, Inc. ...........................         1,969
      100   Entertainment Properties Trust........................         1,387
      300   Equity Inns, Inc. ....................................         1,950
      100   Essex Property Trust, Inc. ...........................         3,525
      200   Federal Realty Investment Trust.......................         3,850
      300   First Industrial Realty Trust ........................         7,800
      100   First Washington Realty Trust ........................         1,969
      200   Gables Residential Trust .............................         4,400
      200   Glenborough Realty Trust, Inc. .......................         2,988
      200   Glimcher Realty Trust ................................         2,475
      100   Golf Trust of America, Inc. ..........................         1,838
      100   Great Lakes REIT, Inc. ...............................         1,513
      256   Health Care Property Investors, Inc. .................         6,368
      200   Health Care REIT, Inc. ...............................         3,113
      270   Healthcare Realty Trust, Inc. ........................         4,388
    1,850   Home Properties of NY, Inc. ..........................        49,487
      400   Hospitality Properties Trust..........................         7,750
      200   Imperial Credit Commercial Mortgage...................         2,288
      600   Indymac Mortgage Holdings, Inc. ......................         7,613
      300   Innkeepers USA Trust..................................         2,363
      300   IRT Property Co. .....................................         2,363
      300   JDN Realty Corp. .....................................         3,225
      100   JP Realty, Inc. ......................................         1,806
      200   Kilroy Realty Corp. ..................................         4,275
      200   Koger Equity, Inc. ...................................         3,538
      200   Konover Property Trust, Inc. .........................         1,125
      100   LaSalle Hotel Properties..............................         1,250
      100   Lexington Corporate Properties Trust..................         1,038
      200   LTC Properties, Inc. .................................         1,175
      200   Macerich Co. .........................................         4,025
      100   Manufactured Home Communities, Inc. ..................         2,288
      100   MGI Properties, Inc. .................................           519
      100   Mid-America Apartment
            Communities, Inc. ....................................         2,288

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  39
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   National Health Investors, Inc. ......................   $     2,663
      300   Nationwide Health Properties, Inc. ...................         3,431
      100   Omega Healthcare Investors, Inc. .....................           600
      100   Pacific Gulf Properties, Inc. ........................         2,019
      100   Pan Pacific Retail Properties, Inc. ..................         1,794
      100   Parkway Properties, Inc. .............................         2,963
      100   Pennsylvania Real Estate Investment Trust.............         1,656
      300   Prentiss Properties Trust.............................         6,169
      100   Prime Group Realty Trust..............................         1,381
      300   Prime Retail, Inc. ...................................           694
      200   PS Business Parks, Inc. ..............................         4,375
      200   Realty Income Corp. ..................................         4,163
      300   Reckson Associates Realty Corp. ......................         5,550
      100   Redwood Trust, Inc. ..................................         1,206
      300   Regency Realty Corp. .................................         5,681
      200   RFS Hotel Investors, Inc. ............................         2,125
      100   Saul Centers, Inc. ...................................         1,431
      300 * Security Capital Group, Inc. .........................         3,881
      200   Shurgard Storage Centers, Inc., Class A...............         4,725
      100   Sovran Self Storage, Inc. ............................         1,894
      230   Starwood Financial, Inc. .............................         3,881
      200   Storage USA, Inc. ....................................         6,288
      200   Summit Properties, Inc. ..............................         3,800
      100   Sun Communities, Inc. ................................         2,950
      300   Taubman Centers, Inc. ................................         3,113
      200   Thornburg Mortgage Asset Corp. .......................         1,613
      100   U.S. Restaurant Properties, Inc. .....................         1,319
      800   United Dominion Realty Trust .........................         8,000
      100   Urban Shopping Centers, Inc. .........................         2,775
      200   Weingarten Realty Investors ..........................         7,500
      200 * Wellsford Real Properties, Inc. ......................         1,525
      100   Western Properties Trust .............................         1,063
      200   Westfield America, Inc. ..............................         2,825
                                                                     -----------
                                                                         445,517
                                                                     -----------
            RESTAURANTS - 1.24%
      300 * Advantica Restaurant Corp. ...........................           516
    2,400   Applebees International, Inc. ........................        67,573
      100   Avado Brands, Inc. ...................................           434
      300   Bob Evans Farms, Inc. ................................         4,069
      400 * Buffets, Inc. ........................................         3,475
      400   CBRL Group, Inc. .....................................         3,700
      100   CKE Restaurants, Inc. ................................           638

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            RESTAURANTS - Continued
      200 * Landry's Seafood Restaurants, Inc. ...................   $     1,413
      300 * Lone Star Steakhouse & Saloon.........................         2,663
      200   Luby's, Inc. .........................................         2,088
      100 * O'Charley's, Inc. ....................................         1,125
      300 * Ryan's Family Steak Houses, Inc. .....................         2,868
                                                                     -----------
                                                                          90,562
                                                                     -----------
            SAVINGS & LOAN - 0.94%
      100   Alliance Bancorp......................................         1,831
      100   Andover Bancorp.......................................         2,675
      154   Bay View Capital Corp. ...............................         1,348
      100   Brookline Bancorp, Inc. ..............................           944
      600   Capitol Federal Financial.............................         5,738
      200   CFS Bancorp, Inc. ....................................         1,763
      297   Charter One Financial, Inc. ..........................         4,677
      100   Dime Community Bancshares ............................         1,481
      100   Downey Financial Corp. ...............................         1,969
      105   F&M Bancorp/Frederick ................................         1,890
      200 * First Federal Financial Corp. ........................         2,550
      100   First Financial Holdings, Inc. .......................         1,525
      100   First Indiana Corp. ..................................         2,025
      300   First Sentinel Bancorp, Inc. .........................         2,475
      100   First Washington Bancorp, Inc. .......................         1,400
      100   Hudson River Bankcorp. ...............................         1,038
      100   JSB Financial, Inc. ..................................         4,830
      200 * Local Financial Corp. ................................         1,600
      200   MAF Bancorp, Inc. ....................................         3,400
      100   Northwest Bancorp, Inc. ..............................           688
      100   OceanFirst Financial Corp. ...........................         1,594
      210   Provident Bankshares Corp. ...........................         3,386
      100   Queens County Bancorp, Inc. ..........................         1,900
      200   Seacoast Financial Services Co. ......................         1,975
      100   St. Francis Capital Corp. ............................         1,456
      300   Staten Island Bancorp, Inc. ..........................         4,987
      200   United Community Financial Co. .......................         1,400
      400   Washington Federal, Inc. .............................         6,125
                                                                     -----------
                                                                          68,670
                                                                     -----------
            SECURITIES RELATED - 1.42%
      100   Dain Rauscher Corp. ..................................         5,638
      200   Enhance Financial Services Group, Inc. ...............         2,350
    1,400   Investors Financial Services Corp. ...................        56,699
      850   Legg Mason, Inc. .....................................        33,362
      100   Liberty Financial Companies, Inc. ....................         1,931
      100   Morgan Keegan, Inc. ..................................         1,425
      100   Raymond James Financial, Inc. ........................         1,975
                                                                     -----------
                                                                         103,380
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 1.12%
      100 * Brooks Automation, Inc. ..............................   $     7,225
      100 * LAM Research Corp. ...................................        15,612
      100 * Varian Semiconductor Equipment Associates, Inc........         5,813
      650 * Veeco Instruments, Inc. ..............................        53,381
                                                                     -----------
                                                                          82,031
                                                                     -----------
            SEMICONDUCTORS - 2.73%
    1,900 * Actel Corp. ..........................................        61,869
      200 * Alliance Semiconductor Corp. .........................         4,994
       33   Avnet, Inc. ..........................................         2,207
      500 * Cirrus Logic, Inc. ...................................        10,406
      200   Cohu, Inc. ...........................................        11,275
      400 * Cypress Semiconductor Corp. ..........................        18,250
      100 * Electroglas, Inc. ....................................         3,875
      200 * ESS Technology, Inc. .................................         3,113
      150 * Exar Corp. ...........................................        10,414
      100 * FSI International, Inc. ..............................         1,956
      600 * Integrated Device Technology, Inc. ...................        22,124
      300 * International Rectifier Corp. ........................        12,563
      200 * MRV Communications, Inc. .............................        31,363
      200 * Silicon Valley Group, Inc. ...........................         5,063
                                                                     -----------
                                                                         199,472
                                                                     -----------
            TELECOMMUNICATIONS - 2.17%
      500 * Andrew Corp. .........................................        12,375
      100 * Anicom, Inc. .........................................           819
      100 * Aspect Communications, Inc. ..........................         6,444
    2,700 * AVT Corp. ............................................        71,380
      100   CT Communications, Inc. ..............................         5,550
      300 * General Communication, Inc. ..........................         1,988
      500 * Glenayre Technologies, Inc. ..........................         9,938
    1,150 * L-3 Communications Holdings, Inc. ....................        48,945
      100 * Paging Network, Inc. .................................           291
      100 * PTEK Holdings, Inc. ..................................         1,056
                                                                     -----------
                                                                         158,786
                                                                     -----------
            TEXTILE - PRODUCTS - 0.25%
      400 * Burlington Industries, Inc. ..........................         1,125
      100 * Dan River, Inc., Class A .............................           550
      100   Guilford Mills, Inc. .................................           925
      100 * Lydall, Inc. .........................................           706
      100   Pillowtex Corp. ......................................           438
      200   Russell Corp. ........................................         2,763
      100   Springs Industries, Inc., Class A.....................         3,544
      500 * Unifi, Inc. ..........................................         4,780
      200   Wellman, Inc. ........................................         3,725
                                                                     -----------
                                                                          18,556
                                                                     -----------

--------------------------------------------------------------------------------

 40                                  February 29, 2000 (Unaudited)
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TOBACCO - 0.09%
      105   Brooke Group, Ltd. ...................................   $     1,391
      300   DIMON, Inc. ..........................................           731
      100 * General Cigar Holdings, Inc. .........................         1,481
      200   Universal Corp. ......................................         3,275
                                                                     -----------
                                                                           6,878
                                                                     -----------
            TRUCKERS - 0.91%
      100 * American Freightways Corp. ...........................         1,088
      200   Arnold Industries, Inc. ..............................         2,363
      200 * Consolidated Freightways Corp. .......................         1,325
      100 * Heartland Express, Inc. ..............................         1,428
      100 * Hub Group, Inc., Class A .............................         1,788
      100 * M.S. Carriers, Inc. ..................................         2,213
      100   Roadway Express, Inc. ................................         2,063
      400   Rollins Truck Leasing Corp. ..........................         3,349
      200   USFreightways Corp. ..................................         6,650
    2,750   Werner Enterprises, Inc. .............................        36,778
      100 * Xtra Corp. ...........................................         3,981
      200 * Yellow Corp. .........................................         3,200
                                                                     -----------
                                                                          66,226
                                                                     -----------
            TRUCKING & LEASING - 0.01%
      100 * US Xpress Enterprises, Inc., Class A .................           700
                                                                     -----------
            UTILITIES - COMMUNICATION - 0.02%
      100   PXRE Group, Ltd. .....................................         1,406
                                                                     -----------
            UTILITIES - ELECTRIC - 2.17%
      100   Black Hills Corp. ....................................         2,200
      200   Cleco Corp. ..........................................         6,400
      200   Eastern Utilities Associates .........................         6,212
      500 * El Paso Electric Co. .................................         4,781
      100   Empire District Electric Co. .........................         2,081
      182   Energy East Corp. ....................................         3,821
      200   Hawaiian Electric Industries, Inc. ...................         5,763
      300   Idacorp, Inc. ........................................         9,563
      233   Indiana Energy, Inc. .................................         3,800
      100   Madison Gas & Electric Co. ...........................         1,738
    2,400   Northwestern Corp. ...................................        54,300
       67   NSTAR ................................................         2,743
      100   Otter Tail Power Co. .................................         3,700
      300   Public Service Co. of New Mexico .....................         4,613
      300   RGS Energy Group, Inc. ...............................         5,906
      242   Scana Corp. ..........................................         5,763

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
      588   Sierra Pacific Resources .............................   $     8,012
      200   SIG Corp, Inc. .......................................         4,325
      100   TNP Enterprises, Inc. ................................         4,319
      300   UniSource Energy Corp. ...............................         4,050
      100   United Illuminating Co. ..............................         4,062
      400   Washington Gas Light Co. .............................         9,550
                                                                     -----------
                                                                         157,702
                                                                     -----------
            UTILITIES - GAS, DISTRIBUTION - 0.55%
      400   AGL Resources, Inc. ..................................         6,825
      100   Connecticut Natural Gas Corp. ........................         3,700
      200   Energen Corp. ........................................         3,250
      400 * National-Oilwell, Inc. ...............................         9,700
      200   Northwest Natural Gas Co. ............................         3,900
      100   NUI Corp. ............................................         2,375
      200   Piedmont Natural Gas Co., Inc. .......................         4,950
      200   Southwestern Energy Co. ..............................         1,400
      100   Yankee Energy Systems, Inc. ..........................         4,400
                                                                     -----------
                                                                          40,500
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 0.06%
      200   ONEOK, Inc. ..........................................         4,538
                                                                     -----------
            UTILITIES - MISCELLANEOUS - 1.13%
      100   CH Energy Group, Inc. ................................         2,856
      151 * Encompass Services Corp. .............................         1,087
    3,700   MDU Resources Group, Inc. ............................        70,531
      400   Walter Industries, Inc. ..............................         3,400
      200   WPS Resources Corp. ..................................         4,713
                                                                     -----------
                                                                          82,587
                                                                     -----------
            WATER SERVICES - 0.33%
      100   American States Water Co. ............................         2,694
      100   California Water Service Group........................         2,688
      100   E'Town Corp. .........................................         6,444
      300   Philadelphia Suburban Corp. ..........................         5,550
      200   United Water Resources, Inc. .........................         6,963
                                                                     -----------
                                                                          24,339
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $5,968,957).....................................     6,129,605
                                                                     -----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
             PREFERRED STOCK - 0.01%
             APPLIANCES/FURNISHINGS - 0.00%
      100 *  O'Sullivan Industry Holdings........................   $        56
                                                                    -----------
             TELECOMMUNICATIONS - 0.01%
       22    Superior Trust I....................................           675
                                                                    -----------
             TOTAL PREFERRED STOCK
             (Cost $727).........................................           731
                                                                    -----------


    PAR
   VALUE
 ---------
             CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT - 13.42%
             BANKS - OTHER - 13.42%
             State Street Bank Repurchase Agreement, 5.65%, dated
             02/29/00, to be repurchased at $980,154 on 03/01/00,
             collateralized by U.S. Treasury Note, 7.25%,
             08/15/04, with a par value of $985,000
 $980,000    (Cost $980,000).....................................       980,000
                                                                    -----------
             TOTAL CORPORATE SHORT-TERM -
             REPURCHASE AGREEMENT
             (Cost $980,000).....................................       980,000
                                                                    -----------
             UNITED STATES GOVERNMENT -
             SHORT-TERM - 0.48%
             U. S. TREASURY BILLS - 0.48%
             United States Treasury Bills:
   25,000    5.61% due 04/20/00 .................................        24,805
   10,000    5.14% due 03/09/00 .................................         9,989
                                                                    -----------
                                                                         34,794
                                                                    -----------
             TOTAL UNITED STATES GOVERNMENT -
             SHORT-TERM
             (Cost $34,794)......................................        34,794
                                                                    -----------
             TOTAL INVESTMENTS
             (Cost $6,984,478) - 97.87%..........................   $ 7,145,130
                                                                    -----------
             *Non-income producing

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  41
                        SMALL CAP VALUE FUND - CONTINUED

                                                                     UNREALIZED
CONTRACTS                                                           APPRECIATION

--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED(/1/)
    (Delivery month/Value at 02/29/00)
2(/2/) Russell)2000 Futures
       (March/$579.75)............................................. $    94,400
                                                                    -----------

----------
(/1/) U.S. Treasury Bills with a market value of approximately $35,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(/2/)  Per 500.



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $6,984,478)............................ $7,145,130
Receivable for:
 Investments sold...................................................    134,380
 Fund shares sold...................................................     30,813
 Dividends and interest.............................................      6,601
Other assets........................................................     22,472
                                                                     ----------
TOTAL ASSETS........................................................  7,339,396
                                                                     ----------
LIABILITIES:
Payable for:
 Investment purchased...............................................     10,525
 Fund shares redeemed...............................................      1,745
Payable to affiliates:
 Advisory fees......................................................      1,216
 Administrative fees................................................      2,387
 Accounting services................................................        289
 Other..............................................................      7,273
Accrued expenses and other liabilities..............................     15,068
                                                                     ----------
TOTAL LIABILITIES...................................................     38,503
                                                                     ----------
NET ASSETS.......................................................... $7,300,893
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
697,768 shares outstanding.......................................... $    6,978
Additional paid in capital..........................................  7,029,865
Undistributed net realized gain on securities.......................      7,885
Undistributed net investment income.................................      1,113
Unrealized appreciation of:
 Investments.............................................. $ 160,652
 Futures contracts........................................    94,400    255,052
                                                           --------- ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................... $7,300,893
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 42               SMALL CAP VALUE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Dividends........................................................... $ 57,820
Interest............................................................   19,451
                                                                     --------
 Total investment income............................................   77,271
                                                                     --------
EXPENSES:
Advisory fees.......................................................   24,603
Custodian fees......................................................    9,091
Administrative service fee..........................................    8,201
Report to shareholders..............................................    5,425
Audit fees and tax services.........................................    3,738
Legal fees..........................................................    2,230
Trustees' fees and expenses.........................................    1,212
Accounting services.................................................      984
Registration and filing fees........................................      713
Pricing services....................................................      473
Miscellaneous.......................................................      918
                                                                     --------
 Total expenses.....................................................   57,588
 Expense reimbursement (see Note 3).................................  (25,406)
                                                                     --------
 Net expenses.......................................................   32,182
                                                                     --------
NET INVESTMENT INCOME...............................................   45,089
                                                                     --------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments............................................... $ 27,504
 Futures contracts.........................................    4,836   32,340
                                                            --------
Net unrealized appreciation during the period:
 Investments...............................................  102,801
 Futures contracts.........................................  111,500  214,301
                                                            -------- --------
  Net realized and unrealized gain on securities during the
  period............................................................  246,641
                                                                     --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $291,730
                                                                     --------


STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $   45,089       $   75,368
Net realized gain on securities.............         32,340          267,470
Net unrealized appreciation of securities
during the period...........................        214,301           40,751
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................        291,730          383,589
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................        (45,981)         (73,535)
Net realized gain on securities.............       (224,838)         (67,087)
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............       (270,819)        (140,622)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................        770,420        6,409,530
Proceeds from shares issued for
distributions reinvested....................        270,819          140,622
                                              ---------------------------------
                                                  1,041,239        6,550,152
Cost of shares repurchased..................       (175,373)        (384,136)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................        865,866        6,166,016
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................        886,777        6,408,983
NET ASSETS:
Beginning of year...........................      6,414,116            5,133
                                              ---------------------------------
End of period (including undistributed net
investment income of $1,113 and $2,005).....     $7,300,893       $6,414,116
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................         75,539          634,189
Shares issued for distributions reinvested..         27,285           12,732
Shares repurchased..........................        (17,008)         (35,482)
                                              ---------------------------------
 Increase in shares outstanding.............         85,816          611,439
Shares outstanding:
 Beginning of year..........................        611,952              513
                                              ---------------------------------
 End of period..............................        697,768          611,952
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  43
                           SOCIALLY RESPONSIBLE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 92.02%
            ADVERTISING - 0.60%
       50 * Catalina Marketing Corp. .............................   $     4,256
      100 * Doubleclick, Inc. ....................................         8,881
      300   Interpublic Group Corp. ..............................        12,056
      200   Omnicom Group, Inc. ..................................        18,838
      200 * TMP Worldwide, Inc. ..................................        27,188
                                                                     -----------
                                                                          71,219
                                                                     -----------
            AEROSPACE/DEFENSE - 0.11%
      700 * Howmet International, Inc. ...........................        12,819
                                                                     -----------
            AIRLINES - 0.06%
      100 * AMR Corp. ............................................         5,288
      100   Southwest Airlines Co. ...............................         1,844
                                                                     -----------
                                                                           7,132
                                                                     -----------
            AUTO - CARS - 0.22%
      450   Delphi Automotive Systems Corp. ......................         7,509
      100 * General Motors Corp., Class H.........................        12,050
      100   Harley-Davidson, Inc. ................................         6,813
                                                                     -----------
                                                                          26,372
                                                                     -----------
            AUTO - REPLACEMENT PARTS - 0.08%
       50   Genuine Parts Co. ....................................         1,128
      350   Goodyear Tire & Rubber Co. ...........................         7,941
                                                                     -----------
                                                                           9,069
                                                                     -----------
            BANKS - NEW YORK CITY - 1.93%
      850   Bank of New York Co., Inc. ...........................        28,316
    3,900   Citigroup, Inc. ......................................       201,581
                                                                     -----------
                                                                         229,897
                                                                     -----------
            BANKS - OTHER - 2.09%
    2,172   Bank of America Corp. ................................       100,048
    1,050   First Union Corp. ....................................        30,975
    1,286   FleetBoston Financial Corp. ..........................        35,044
      300   Mellon Financial Corp. ...............................         9,038
      200   Providian Financial Corp. ............................        12,963
    1,900   Wells Fargo Co. ......................................        62,819
                                                                     -----------
                                                                         250,887
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - 1.98%
      300   AmSouth Bancorporation................................   $     4,350
    1,050   BankOne Corp. ........................................        27,103
    1,050   Chase Manhattan Corp. ................................        83,606
      350   Fifth Third Bancorp...................................        18,222
      950   Firstar Corp. ........................................        16,922
      100   Huntington Bancshares, Inc. ..........................         2,088
      100   Northern Trust Corp. .................................         5,650
      500   PNC Bank Corp. .......................................        19,344
       50   SouthTrust Corp. .....................................         1,147
      150   State Street Corp. ...................................        10,930
      550   SunTrust Banks, Inc. .................................        27,947
      150   U.S. Bancorp, Inc. ...................................         2,747
      300   Wachovia Corp. .......................................        17,155
                                                                     -----------
                                                                         237,211
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 1.78%
      350   Coca Cola Enterprises, Inc. ..........................         8,181
    2,750   Coca-Cola Co. ........................................       133,203
    2,200   PepsiCo, Inc. ........................................        70,950
                                                                     -----------
                                                                         212,334
                                                                     -----------
            BROADCASTING - 1.95%
      750 * CBS Corp. ............................................        44,671
      200 * Clear Channel Communications..........................        13,325
      700 * Comcast Corp., Class A................................        29,750
      125 * Infinity Broadcasting Corp. ..........................         3,992
      700 * Media One Group, Inc. ................................        54,950
      550   U S WEST, Inc. .......................................        39,944
      850 * Viacom, Inc., Class B.................................        47,387
                                                                     -----------
                                                                         234,019
                                                                     -----------
            BUILDING MATERIALS - 0.37%
      400   Lowe's Companies, Inc. ...............................        19,050
      550   Masco Corp. ..........................................         9,831
      300   Sherwin-Williams Co. .................................         5,738
      250   Vulcan Materials Co. .................................        10,000
                                                                     -----------
                                                                          44,619
                                                                     -----------
            CHEMICAL - MAJOR - 0.45%
      600   PPG Industries, Inc. .................................        29,625
      600   Rohm and Haas Co. ....................................        24,225
                                                                     -----------
                                                                          53,850
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 0.34%
       50   A. Schulman, Inc. ....................................   $       663
      450   Ecolab, Inc. .........................................        12,713
       50   Ferro Corp. ..........................................           944
       50   Great Lakes Chemical Corp. ...........................         1,453
      250   Lubrizol Corp. .......................................         6,202
      100   Lyondell Chemical Co. ................................           856
      100   Olin Corp. ...........................................         1,550
      400   Praxair, Inc. ........................................        13,500
       50   Valspar Corp. ........................................         1,641
      150 * W.R. Grace & Co. .....................................         1,509
                                                                     -----------
                                                                          41,031
                                                                     -----------
            CONGLOMERATES - 0.83%
      200   ITT Industries, Inc. .................................         4,850
      400   Textron, Inc. ........................................        24,400
    1,850   Tyco International, Ltd. .............................        70,184
                                                                     -----------
                                                                          99,434
                                                                     -----------
            CONSUMER FINANCE - 0.30%
      200   Capital One Financial Corp. ..........................         7,363
    1,225   MBNA Corp. ...........................................        27,869
                                                                     -----------
                                                                          35,232
                                                                     -----------
            CONTAINERS - METAL/GLASS - 0.80%
      100   Ball Corp. ...........................................         2,694
      450   Corning, Inc. ........................................        84,600
      300   Crown Cork & Seal Co., Inc. ..........................         4,200
      300 * Owens-Illinois, Inc. .................................         4,144
                                                                     -----------
                                                                          95,638
                                                                     -----------
            CONTAINERS - PAPER - 0.06%
      100   Bemis Co., Inc. ......................................         2,975
       50 * Sealed Air Corp. .....................................         2,483
      100   Sonoco Products Co. ..................................         1,844
                                                                     -----------
                                                                           7,302
                                                                     -----------
            COSMETICS/TOILETRIES - 0.40%
      200   Avon Products, Inc. ..................................         5,412
    1,200   Gillette Co. .........................................        42,300
                                                                     -----------
                                                                          47,712
                                                                     -----------

--------------------------------------------------------------------------------

 44                                  February 29, 2000 (Unaudited)
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUGS - 5.07%
      100   Allergan, Inc. .......................................   $     5,031
    1,650   American Home Products Corp. .........................        71,775
    1,150 * Amgen, Inc. ..........................................        78,415
       50   Bausch & Lomb, Inc. ..................................         2,638
    2,550   Bristol Myers Squibb Co. .............................       144,872
    1,300   Eli Lilly and Co. ....................................        77,268
    2,700   Merck & Co., Inc. ....................................       166,219
    1,700   Schering-Plough Corp. ................................        59,288
                                                                     -----------
                                                                         605,506
                                                                     -----------
            ELECTRONIC EQUIPMENT - 0.61%
      150 * Cabletron Systems, Inc. ..............................         7,350
      850   Emerson Electric Co. .................................        38,727
      250   Molex, Inc. ..........................................        13,969
      150 * Teradyne, Inc. .......................................        13,050
                                                                     -----------
                                                                          73,096
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 0.18%
      350 * Imation Corp. ........................................        10,828
      450 * Sensormatic Electronics Corp. ........................         8,550
       50 * Vishay Intertechnology, Inc. .........................         2,150
                                                                     -----------
                                                                          21,528
                                                                     -----------
            ENTERTAINMENT - 1.94%
      800   Carnival Corp., Class A...............................        23,050
       50   Hasbro, Inc. .........................................           787
      450   Mattel, Inc. .........................................         4,331
      100   Metro-Goldwyn-Mayer, Inc. ............................         2,388
    1,500   Time Warner, Inc. ....................................       128,250
    2,150   Walt Disney Co. ......................................        72,025
                                                                     -----------
                                                                         230,831
                                                                     -----------
            FINANCIAL SERVICES - 0.85%
      650   American Express Co. .................................        87,221
      200 * Convergys Corp. ......................................         7,700
      150   H & R Block, Inc. ....................................         6,581
                                                                     -----------
                                                                         101,502
                                                                     -----------
            FINANCE COMPANIES - 0.39%
      700   Associates First Capital Corp. .......................        13,913
      100   Goldman Sachs Group, Inc. ............................         9,250
      750   Household International, Inc. ........................        23,953
                                                                     -----------
                                                                          47,116
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOODS - 1.27%
      450   Best Foods............................................   $    18,872
      650   Campbell Soup Co. ....................................        18,444
    1,200   ConAgra, Inc. ........................................        19,650
      350   General Mills, Inc. ..................................        11,528
      450   H J Heinz Co. ........................................        14,372
      150   Hershey Foods Corp. ..................................         6,591
      600   Kellogg Co. ..........................................        15,188
      200   Quaker Oats Co. ......................................        10,787
      350   Ralston Purina Co. ...................................         9,909
    1,100   Sara Lee Corp. .......................................        16,500
      150   Wm. Wrigley Jr. Co. ..................................        10,144
                                                                     -----------
                                                                         151,985
                                                                     -----------
            FOOTWEAR - 0.08%
      350   NIKE, Inc., Class B...................................         9,953
                                                                     -----------
            FREIGHT - 0.06%
      200 * FDX Corp. ............................................         6,988
                                                                     -----------
            GOLD MINING - 0.24%
      850   Barrick Gold Corp. ...................................        13,865
    1,250   Homestake Mining Co. .................................         8,125
      750 * Placer Dome, Inc. ....................................         6,563
                                                                     -----------
                                                                          28,553
                                                                     -----------
            GOVERNMENT SPONSORED - 1.10%
    1,050   Federal Home Loan Mortgage Corp. .....................        43,838
    1,550   Federal National Mortgage Association.................        82,150
      150   SLM Holding Corp. ....................................         4,696
                                                                     -----------
                                                                         130,684
                                                                     -----------
            HARDWARE & TOOLS - 0.04%
      200   Stanley Works.........................................         4,600
                                                                     -----------
            HEALTHCARE - 0.27%
      200   Cardinal Health, Inc. ................................         8,250
      700   IMS Health, Inc. .....................................        14,087
      111   McKesson HBOC, Inc. ..................................         2,151
      150 * United HealthCare Corp. ..............................         7,669
                                                                     -----------
                                                                          32,157
                                                                     -----------
            HOSPITAL MANAGEMENT - 0.13%
      650   Columbia/HCA Healthcare Corp. ........................        12,552
      200 * Tenet Healthcare Corp. ...............................         3,500
                                                                     -----------
                                                                          16,052
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - 2.46%
    1,950   Abbott Laboratories...................................   $    63,863
      400   Baxter International, Inc. ...........................        21,800
      150   Becton, Dickinson and Co. ............................         4,659
      300 * Boston Scientific Corp. ..............................         5,475
    1,850   Johnson & Johnson.....................................       132,737
    1,350   Medtronic, Inc. ......................................        65,391
                                                                     -----------
                                                                         293,925
                                                                     -----------
            HOUSEHOLD PRODUCTS - 2.08%
      250   Clorox Co. ...........................................        10,109
      750   Colgate-Palmolive Co. ................................        39,140
      328   Newell Rubbermaid, Inc. ..............................         7,585
    1,700   Procter & Gamble Co. .................................       149,600
      914   Unilever NV...........................................        41,587
                                                                     -----------
                                                                         248,021
                                                                     -----------
            INFORMATION PROCESSING - 0.18%
      100 * Infospace.com, Inc. ..................................        21,700
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 5.28%
      100 * BMC Software, Inc. ...................................         4,600
    4,850 * Microsoft Corp. ......................................       433,468
    2,450 * Oracle Corp. .........................................       181,913
      450 * Peoplesoft, Inc. .....................................         9,309
                                                                     -----------
                                                                         629,290
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 2.85%
      100 * Adaptec, Inc. ........................................         4,100
      250 * Apple Computer, Inc. .................................        28,656
    1,700   Compaq Computer Corp. ................................        42,287
    1,800 * Dell Computer Corp. ..................................        73,463
      300 * Gateway, Inc. ........................................        20,625
      150 * Lexmark International Group, Inc. ....................        17,888
    1,600 * Sun Microsystems, Inc. ...............................       152,400
                                                                     -----------
                                                                         339,419
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  45
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 2.69%
    2,050 * America Online, Inc. .................................   $   120,950
      750   Automatic Data Processing, Inc. ......................        32,672
      200 * CMGI, Inc. ...........................................        25,913
      100 * C-Net, Inc. ..........................................         6,688
      150 * Critical Path, Inc. ..................................        12,919
      483 * Earthlink, Inc. ......................................        12,015
      650   Electronic Data Systems Corp. ........................        42,088
    1,000   First Data Corp. .....................................        45,000
      300   Paychex, Inc. ........................................        15,019
      100 * Scient Corp. .........................................         7,075
                                                                     -----------
                                                                         320,339
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 5.60%
       50   Adobe Systems, Inc. ..................................         5,100
       50 * At Home Corp. ........................................         1,716
      150   Autodesk, Inc. .......................................         6,703
      550 * Cendant Corp. ........................................         9,797
      600   Computer Associates International.....................        38,587
      250 * Compuware Corp. ......................................         5,531
      150 * CSG Systems International, Inc. ......................         7,706
      850 * EMC Corp. ............................................       101,150
       50   Galileo International, Inc. ..........................           850
    1,050   Hewlett Packard Co. ..................................       141,225
    1,750   International Business Machines.......................       178,500
      200 * Network Appliance, Inc. ..............................        37,750
       50 * Novell, Inc. .........................................         1,653
      500   Pitney Bowes, Inc. ...................................        24,750
      100 * PsiNet, Inc. .........................................         4,638
      450 * Seagate Technology, Inc. .............................        22,444
      250 * Solectron Corp. ......................................        16,375
      250 * Unisys Corp. .........................................         7,484
      350   Xerox Corp. ..........................................         7,591
      300 * Yahoo!, Inc. .........................................        47,905
                                                                     -----------
                                                                         667,455
                                                                     -----------
            INFORMATION PROCESSING - NETWORKING - 3.67%
      250 * 3Com Corp. ...........................................        24,500
    3,100 * Cisco Systems, Inc. ..................................       409,780
       50 * Verio, Inc. ..........................................         3,753
                                                                     -----------
                                                                         438,033
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - CASUALTY - 0.12%
      200   Chubb Corp. ..........................................   $     9,838
       50   Progressive Corp. ....................................         2,975
       50   St. Paul Companies, Inc. .............................         1,119
                                                                     -----------
                                                                          13,932
                                                                     -----------
            INSURANCE - LIFE - 0.13%
      150   Aetna, Inc. ..........................................         6,169
      100   AXA Financial, Inc. ..................................         2,994
       50   Conseco, Inc. ........................................           731
      200   Lincoln National Corp. ...............................         5,563
                                                                     -----------
                                                                          15,457
                                                                     -----------
            INSURANCE - MULTILINE - 2.08%
      143 * Aegon NV - ADR........................................         9,956
      300   AFLAC, Inc. ..........................................        10,968
      400   Allstate Corp. .......................................         7,800
    1,813   American International Group, Inc. ...................       160,337
      275   Aon Corp. ............................................         5,758
      250   CIGNA Corp. ..........................................        18,453
       50   Cincinnati Financial Corp. ...........................         1,494
      150   Hartford Financial Services Group, Inc. ..............         4,687
      350   Marsh & McLennan Companies, Inc. .....................        27,081
      100   UnumProvident Corp. ..................................         1,338
                                                                     -----------
                                                                         247,872
                                                                     -----------
            LODGING - 0.01%
       50   Marriott International, Inc. .........................         1,378
                                                                     -----------
            MACHINERY - AGRICULTURE - 0.12%
      400   Deere & Co. ..........................................        14,300
                                                                     -----------
            MACHINERY - CONSTRUCTION & CONTRACTS - 0.17%
      550   Caterpillar, Inc. ....................................        19,284
       50   Fluor Corp. ..........................................         1,422
                                                                     -----------
                                                                          20,706
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.05%
       50   Cooper Industries, Inc. ..............................         1,513
    1,350   Dover Corp. ..........................................        52,058
      450   Illinois Tool Works, Inc. ............................        23,258
      150   Ingersoll-Rand Co. ...................................         5,747
      300   Pall Corp. ...........................................         5,925
      200   Parker Hannifin Corp. ................................         7,250
      950   Tidewater, Inc. ......................................        26,897
      150   Timken Co. ...........................................         2,147
                                                                     -----------
                                                                         124,795
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - 0.32%
      250 * Guidant Corp. ........................................   $    16,844
      200   PE Corp - PE Biosystems Group.........................        21,100
                                                                     -----------
                                                                          37,944
                                                                     -----------
            MERCHANDISE - DRUG - 0.30%
      300   CVS Corp. ............................................        10,500
    1,000   Walgreen Co. .........................................        25,813
                                                                     -----------
                                                                          36,313
                                                                     -----------
            MERCHANDISE - SPECIALTY - 2.11%
      200 * Best Buy Co., Inc. ...................................        10,875
      150 * Circuit City Stores, Inc. ............................         6,056
      400   Costco Wholesale Corp. ...............................        19,850
      862   Gap, Inc. ............................................        41,645
    2,475   Home Depot, Inc. .....................................       143,085
       50 * Kohl's Corp. .........................................         3,791
      100   Limited, Inc. ........................................         3,400
      150 * Office Depot, Inc. ...................................         1,828
      350 * Staples, Inc. ........................................         9,450
      200   Tandy Corp. ..........................................         7,613
      150   TJX Companies, Inc. ..................................         2,391
      150 * Toys "R" Us, Inc. ....................................         1,855
                                                                     -----------
                                                                         251,839
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.24%
       50 * Federated Department Stores, Inc. ....................         1,834
      450   Target Corp. .........................................        26,550
                                                                     -----------
                                                                          28,384
                                                                     -----------
            MERCHANDISING - FOOD - 0.39%
      276   Albertsons, Inc. .....................................         6,762
      750 * Kroger Co. ...........................................        11,156
      400 * Safeway, Inc. ........................................        15,425
      400   SYSCO Corp. ..........................................        13,125
                                                                     -----------
                                                                          46,468
                                                                     -----------
            MERCHANDISING - MASS - 2.03%
      100   J.C. Penney Co., Inc. ................................         1,575
       50 * Priceline.com, Inc. ..................................         2,797
      400   Sears Roebuck and Co. ................................        11,025
    4,650   Wal-Mart Stores, Inc. ................................       226,396
                                                                     -----------
                                                                         241,793
                                                                     -----------

--------------------------------------------------------------------------------

 46                                  February 29, 2000 (Unaudited)
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - ALUMINUM - 0.24%
      850   Alcan Aluminium, Ltd. ................................   $    28,050
                                                                     -----------
            METALS - COPPER - 0.06%
      300   Newmont Mining Corp. .................................         6,638
                                                                     -----------
            METALS - MISCELLANEOUS - 0.08%
      100   Engelhard Corp. ......................................         1,363
      200 * Freeport-McMoRan Copper & Gold, Inc., Class B.........         2,750
      300 * Inco, Ltd. ...........................................         5,250
                                                                     -----------
                                                                           9,363
                                                                     -----------
            METALS - STEEL - 0.09%
       50   AK Steel Holding Corp. ...............................           416
      100 * Bethlehem Steel Corp. ................................           569
      100   Carpenter Technology Corp. ...........................         2,225
       50   Cleveland-Cliffs, Inc. ...............................         1,247
       50   Harsco Corp. .........................................         1,241
      100   USX-US Steel Group, Inc. .............................         2,188
      250   Worthington Industries, Inc. .........................         3,313
                                                                     -----------
                                                                          11,199
                                                                     -----------
            MISCELLANEOUS - 0.09%
       50   Avx Corp. ............................................         3,175
       50 * Ebay, Inc. ...........................................         7,169
       50   Valhi, Inc. ..........................................           556
                                                                     -----------
                                                                          10,900
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.53%
      100   Eastern Enterprises...................................         5,788
      950   El Paso Energy Corp. .................................        35,208
      800   Kinder Morgan, Inc. ..................................        22,300
                                                                     -----------
                                                                          63,296
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 0.13%
      500   Ashland Oil, Inc. ....................................        15,563
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.25%
      200 * Cooper Cameron Corp. .................................        11,050
      450 * Noble Drilling Corp. .................................        16,200
      200 * Varco International, Inc. ............................         2,213
                                                                     -----------
                                                                          29,463
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICES - 0.96%
      700   Baker Hughes, Inc. ...................................   $    18,113
      350   ENSCO International, Inc. ............................        10,588
      950   Halliburton Co. ......................................        36,277
      200 * Nabors Industries, Inc. ..............................         7,175
      500 * Rowan Companies, Inc. ................................        12,563
      400   Schlumberger, Ltd. ...................................        29,550
                                                                     -----------
                                                                         114,266
                                                                     -----------
            OIL/GAS PRODUCERS - 0.58%
      200   Diamond Offshore Drilling, Inc. ......................         6,350
    1,600   Helmerich & Payne, Inc. ..............................        42,600
      525   Transocean Sedco Forex, Inc. .........................        20,705
                                                                     -----------
                                                                          69,655
                                                                     -----------
            PAPER/FOREST PRODUCTS - 0.68%
      300   Avery Dennison Corp. .................................        18,206
      300   Fort James Corp. .....................................         5,644
       50   Georgia-Pacific Corp. (Timber Group)..................         1,103
      900   Kimberly-Clark Corp. .................................        46,518
      100   Rayonier, Inc. .......................................         3,975
      150   Willamette Industries, Inc. ..........................         5,091
                                                                     -----------
                                                                          80,537
                                                                     -----------
            POLLUTION CONTROL - 0.02%
      150   Waste Management, Inc. ...............................         2,250
                                                                     -----------
            PUBLISHING - NEWS - 0.42%
      150   Dow Jones & Co., Inc. ................................         9,356
      400   Gannett Co., Inc. ....................................        26,075
      200   New York Times Co., Class A...........................         8,450
      150   Tribune Co. ..........................................         5,841
                                                                     -----------
                                                                          49,722
                                                                     -----------
            PUBLISHING/PRINTING - 0.46%
    1,500   Dun & Bradstreet Corp. ...............................        39,281
      300   McGraw-Hill, Inc. ....................................        15,263
                                                                     -----------
                                                                          54,544
                                                                     -----------
            RAILROAD - 0.56%
    1,100   Burlington Northern Santa Fe Corp. ...................        21,656
      450   CSX Corp. ............................................         9,984
      100   Kansas City Southern Industries, Inc. ................         7,875
      300   Norfolk Southern Corp. ...............................         4,069
      600   Union Pacific Corp. ..................................        22,800
                                                                     -----------
                                                                          66,384
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - 0.05%
      100   Equity Residential Properties Trust...................   $     3,994
      100   Public Storage, Inc. .................................         2,206
                                                                     -----------
                                                                           6,200
                                                                     -----------
            RESTAURANTS - 0.49%
    1,800   McDonald's Corp. .....................................        56,813
       50 * Tricon Global Restaurants, Inc. ......................         1,331
                                                                     -----------
                                                                          58,144
                                                                     -----------
            SAVINGS & LOAN - 0.09%
      500   Washington Mutual, Inc. ..............................        11,063
                                                                     -----------
            SECURITIES RELATED - 2.44%
      750   Charles Schwab Corp. .................................        31,359
      150   Franklin Resources, Inc. .............................         4,078
      250   J. P. Morgan & Co., Inc. .............................        27,750
      100   Lehman Brothers Holdings, Inc. .......................         7,250
      450   Merrill Lynch & Co., Inc. ............................        46,125
    1,400   Morgan Stanley Dean Witter & Co. .....................        98,612
      550   Standard & Poor's Depositary Receipts.................        75,436
                                                                     -----------
                                                                         290,610
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 0.82%
      450 * Applied Materials, Inc. ..............................        82,322
      200 * KLA-Tencor Corp. .....................................        15,588
                                                                     -----------
                                                                          97,910
                                                                     -----------
            SEMICONDUCTORS - 7.16%
      200 * Advanced Micro Devices, Inc. .........................         7,825
      200 * Analog Devices, Inc. .................................        31,400
      250 * Cirrus Logic, Inc. ...................................         5,203
    2,900   Intel Corp. ..........................................       327,700
      200 * LSI Logic Corp. ......................................        12,813
      500 * Micron Technology, Inc. ..............................        49,031
      993   Motorola, Inc. .......................................       169,307
      250 * National Semiconductor Corp. .........................        18,781
      350   Rockwell International Corp. .........................        15,838
    1,250   Texas Instruments, Inc. ..............................       208,125
      100 * Xilinx, Inc. .........................................         7,975
                                                                     -----------
                                                                         853,998
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  47
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - 6.93%
      100 * ADC Communications, Inc. .............................   $     4,488
      250   ALLTEL Corp. .........................................        14,500
    3,350   AT&T Corp. ...........................................       165,616
      655 * Global Crossing, Ltd. ................................        30,539
      100 * Level 3 Communications, Inc. .........................        11,388
    2,930   Lucent Technologies, Inc. ............................       174,335
    2,625 * MCI Worldcom, Inc. ...................................       117,141
      300 * Nextel Communications, Inc., Class A..................        40,894
    1,300   Nortel Networks Corp. ................................       144,950
      600 * QUALCOMM, Inc. .......................................        85,463
      200   Scientific-Atlanta, Inc. .............................        20,538
      350 * Tellabs, Inc. ........................................        16,800
                                                                     -----------
                                                                         826,652
                                                                     -----------
            TEXTILE - PRODUCTS - 0.55%
    2,650   V. F. Corp. ..........................................        65,422
                                                                     -----------
            UTILITIES - COMMUNICATION - 3.75%
    1,500   Bell Atlantic Corp. ..................................        73,406
    2,250   BellSouth Corp. ......................................        91,688
    1,100   GTE Corp. ............................................        64,900
    3,576   SBC Communications, Inc. .............................       135,888
    1,000   Sprint Corp. FON Group................................        61,000
      400 * Sprint Corp. PCS Group................................        20,700
                                                                     -----------
                                                                         447,582
                                                                     -----------
            UTILITIES - ELECTRIC - 2.07%
      850   Alliant Energy Corp. .................................        23,906
    1,400   Central & South West Corp. ...........................        23,538
    2,050   Constellation Energy Group, Inc. .....................        60,988
      700   DPL, Inc. ............................................        15,050
      250   Idacorp, Inc. ........................................         7,969
    1,900   Indiana Energy, Inc. .................................        30,994
      750   New Century Energies, Inc. ...........................        20,297
      500   Northern States Power Co. ............................         8,781
      900   OGE Energy Corp. .....................................        15,469
      750   Potomac Electric Power Co. ...........................        15,234
      600   Puget Sound Energy, Inc. .............................        12,188
      406   Scottish Power, Plc. - ADR............................        12,205
       50   Sierra Pacific Resources..............................           681
                                                                     -----------
                                                                         247,300
                                                                     -----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           UTILITIES - GAS, DISTRIBUTION - 1.20%
    4,500  AGL Resources, Inc. ..................................   $    76,781
      400  MCN Energy Group, Inc. ...............................         9,625
    1,350  National Fuel Gas Co. ................................        55,266
       50  NICOR, Inc. ..........................................         1,519
                                                                    -----------
                                                                        143,191
                                                                    -----------
           UTILITIES - GAS, PIPELINE - 0.86%
    1,950  ONEOK, Inc. ..........................................        44,241
    2,000  Peoples Energy Corp. .................................        57,875
                                                                    -----------
                                                                        102,116
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $9,553,530).....................................    10,977,709
                                                                    -----------
    PAR
   VALUE
 ---------
           CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT - 7.36%
           BANKS - OTHER - 7.36%
 $878,000  State Street Bank Repurchase Agreement, 5.65%, dated
           02/29/00, to be repurchased at $878,138 on 03/01/00,
           collateralized by U.S. Treasury Note, 7.25%, 08/15/04,
           with a par value of $875,000 (Cost $878,000)..........       878,000
                                                                    -----------
           TOTAL CORPORATE SHORT-TERM -
           REPURCHASE AGREEMENT
           (Cost $878,000).......................................       878,000
                                                                    -----------
           UNITED STATES GOVERNMENT -
           SHORT-TERM - 0.63%
           U. S. TREASURY BILLS - 0.63%
           United States Treasury Bills:
   25,000  5.61% due 04/20/00....................................        24,805
   25,000  5.20% due 03/30/00....................................        24,895
   25,000  5.15% due 03/02/00....................................        24,996
                                                                    -----------
                                                                         74,696
                                                                    -----------
           TOTAL UNITED STATES GOVERNMENT -
           SHORT-TERM
           (Cost $74,696)........................................        74,696
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $10,506,226) - 100.01%..........................   $11,930,405
                                                                    -----------
           *Non-income producing

                                                                  UNREALIZED
CONTRACTS                                                        DEPRECIATION

-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED(/1/)
    (Delivery month/Value at 02/29/00)
 3(/2/) S&P 500 Futures
        (March/$1,372).......................................... $     (24,062)
                                                                 -------------

(/1/) U.S. Treasury Bills with a market value of approximately $75,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(/2/)  Per 250.

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,506,226)....................... $  11,930,405
Receivable for:
 Fund shares sold...............................................        13,427
 Dividends and interest.........................................        10,064
Other assets....................................................        20,094
                                                                 -------------
TOTAL ASSETS....................................................    11,973,990
                                                                 -------------
LIABILITIES:
Payable to affiliates:
 Advisory fees..................................................           794
 Administrative fees............................................         4,717
 Accounting services............................................           567
 Other..........................................................        13,761
Accrued expenses and other liabilities..........................        25,442
                                                                 -------------
TOTAL LIABILITIES...............................................        45,281
                                                                 -------------
NET ASSETS...................................................... $  11,928,709
                                                                 -------------


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
922,044 shares outstanding..........................................  $     9,220
Additional paid in capital..........................................   10,423,820
Undistributed net realized gain on securities.......................       94,631
Undistributed net investment income.................................          921
Unrealized appreciation (depreciation) of:
 Investments............................................ $ 1,424,179
 Futures contracts......................................     (24,062)   1,400,117
                                                         -----------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING...............................................  $11,928,709
                                                                      -----------

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

 48            SOCIALLY RESPONSIBLE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Dividends.......................................................  $ 66,189
Interest........................................................    11,896
                                                                  --------
 Total investment income........................................    78,085
                                                                  --------
EXPENSES:
Custodian fees..................................................    15,994
Advisory fees...................................................    14,016
Administrative service fee......................................    14,016
Report to shareholders..........................................     8,727
Audit fees and tax services.....................................     6,628
Legal fees......................................................     3,810
Trustees' fees and expenses.....................................     2,055
Accounting services.............................................     1,682
Pricing services................................................       815
Registration and filing fees....................................       135
Miscellaneous...................................................     1,130
                                                                  --------
 Total expenses.................................................    69,008
 Expense reimbursement (see Note 3).............................   (37,587)
                                                                  --------
 Net expenses...................................................    31,421
                                                                  --------
NET INVESTMENT INCOME...........................................    46,664
                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
 Investments........................................... $ 85,859
 Future contracts......................................   11,402    97,261
                                                        --------
Net unrealized appreciation (depreciation) of securities during the period:
 Investments...........................................  329,038
 Futures contracts.....................................  (26,762)  302,276
                                                        --------  --------
  Net realized and unrealized gain on securities during the
   period.......................................................   399,537
                                                                  --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $446,201
                                                                  --------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the  Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $    46,664      $    86,901
Net realized gain on securities.............          97,261          675,026
Net unrealized appreciation of securities
 during the period..........................         302,276        1,097,841
                                              ---------------------------------
 Increase in net assets resulting from
  operations................................         446,201        1,859,768
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................         (47,079)         (85,565)
Net realized gain on securities.............        (391,923)        (285,733)
                                              ---------------------------------
 Decrease in net assets resulting from
  distributions to shareholders.............        (439,002)        (371,298)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................       1,358,178        8,600,154
Proceeds from shares issued for
 distributions reinvested...................         439,002          371,298
                                              ---------------------------------
                                                   1,797,180        8,971,452
Cost of shares repurchased..................        (179,609)        (162,650)
                                              ---------------------------------
 Increase in net assets resulting
  from share transactions...................       1,617,571        8,808,802
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................       1,624,770       10,297,272
NET ASSETS:
Beginning of year...........................      10,303,939            6,667
                                              ---------------------------------
End of period (including undistributed net
 investment income of $921 and $1,336)......     $11,928,709      $10,303,939
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................         102,605          781,747
Shares issued for distributions reinvested..          32,673           30,223
Shares repurchased..........................         (13,521)         (12,350)
                                              ---------------------------------
 Increase in shares outstanding.............         121,757          799,620
Shares outstanding:
 Beginning of year..........................         800,287              667
                                              ---------------------------------
 End of period..............................         922,044          800,287
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)   BALANCED FUND                  49

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 64.81%
            AEROSPACE/DEFENSE - 1.52%
    2,500   Lockheed Martin Corp. ................................   $    43,594
    1,200   Raytheon Co., Class B.................................        22,200
    1,900   United Technologies Corp. ............................        96,781
                                                                     -----------
                                                                         162,575
                                                                     -----------
            AIRLINES - 0.21%
      700 * Continental Airlines, Inc., Class B...................        22,138
                                                                     -----------
            APPAREL & PRODUCTS - 0.26%
    2,400 * Tommy Hilfiger Corp. .................................        27,900
                                                                     -----------
            AUTO - CARS - 0.39%
    4,900 * Autonation, Inc. .....................................        37,056
      300   Delphi Automotive Systems Corp. ......................         5,006
                                                                     -----------
                                                                          42,062
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 0.29%
    2,300   Federal-Mogul Corp. ..................................        31,338
                                                                     -----------
            BANKS - NEW YORK CITY - 0.57%
    1,175   Citigroup, Inc. ......................................        60,733
                                                                     -----------
            BANKS - OTHER - 1.39%
    2,378   Bank of America Corp. ................................       109,537
    1,200   Wells Fargo Co. ......................................        39,675
                                                                     -----------
                                                                         149,212
                                                                     -----------
            BANKS - REGIONAL - 0.75%
    3,100   BankOne Corp. ........................................        80,019
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 0.42%
    1,400   PepsiCo, Inc. ........................................        45,150
                                                                     -----------
            BROADCASTING - 2.82%
      900 * Adelphia Communications Corp.,
            Class A...............................................        49,444
    1,600 * Cablevision Systems Corp., Class A....................       102,700
    1,000 * Charter Communications, Inc., Class A.................        17,563
    2,400 * Viacom, Inc., Class B.................................       133,800
                                                                     -----------
                                                                         303,507
                                                                     -----------
            BUILDING MATERIALS - 0.71%
    1,600   Lowe's Companies, Inc. ...............................        76,200
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 0.85%
    2,500   Ecolab, Inc. .........................................   $    70,625
    1,500   IMC Global, Inc. .....................................        20,250
                                                                     -----------
                                                                          90,875
                                                                     -----------
            CONGLOMERATES - 1.20%
      800   Textron, Inc. ........................................        48,800
    2,100   Tyco International, Ltd. .............................        79,669
                                                                     -----------
                                                                         128,469
                                                                     -----------
            COSMETICS/TOILETRIES - 0.63%
    2,500   Avon Products, Inc. ..................................        67,656
                                                                     -----------
            DRUGS - 3.21%
    4,360   Astrazeneca, Plc. - ADR...............................       144,425
    1,100 * Forest Laboratories, Inc. ............................        75,144
    3,900   Pfizer, Inc. .........................................       125,288
                                                                     -----------
                                                                         344,857
                                                                     -----------
            ELECTRICAL EQUIPMENT - 1.72%
      800   Emerson Electric Co. .................................        36,450
      200   General Electric Co. .................................        26,438
    1,400 * Teradyne, Inc. .......................................       121,800
                                                                     -----------
                                                                         184,688
                                                                     -----------
            ELECTRONIC EQUIPMENT - 1.17%
      400   Sony Corp. - ADR......................................       125,350
                                                                     -----------
            ENTERTAINMENT - 3.14%
    2,600   Carnival Corp., Class A...............................        74,913
    2,800 * Fox Entertainment Group, Inc. ........................        73,675
    2,700   Hasbro, Inc. .........................................        42,525
    1,700   Time Warner, Inc. ....................................       145,350
                                                                     -----------
                                                                         336,463
                                                                     -----------
            FINANCE COMPANIES - 1.17%
    2,800   Associates First Capital Corp. .......................        55,650
    2,200   Household International, Inc. ........................        70,263
                                                                     -----------
                                                                         125,913
                                                                     -----------
            FOODS - 2.10%
    1,900   Campbell Soup Co. ....................................        53,913
    1,900   General Mills, Inc. ..................................        62,581
    4,300   Kellogg Co. ..........................................       108,844
                                                                     -----------
                                                                         225,338
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOOTWEAR - 0.08%
      300   NIKE, Inc., Class B...................................   $     8,531
                                                                     -----------
            FUNERAL SERVICES - 0.14%
    4,000   Service Corp. International...........................        14,750
                                                                     -----------
            GOVERNMENT SPONSORED - 0.79%
    2,700   SLM Holding Corp. ....................................        84,544
                                                                     -----------
            HARDWARE & TOOLS - 0.15%
      500   Black & Decker Corp. .................................        16,469
                                                                     -----------
            HEALTHCARE - 1.20%
      500 * PacifiCare Health Systems, Inc., Class A..............        22,719
    2,700 * Quintiles Transnational Corp. ........................        80,156
      500 * United HealthCare Corp. ..............................        25,563
                                                                     -----------
                                                                         128,438
                                                                     -----------
            HOSPITAL SUPPLIES - 1.16%
    1,500   Becton, Dickinson and Co. ............................        46,594
    1,600   Medtronic, Inc. ......................................        77,500
                                                                     -----------
                                                                         124,094
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.72%
    1,900   Clorox Co. ...........................................        76,831
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.66%
    3,400 * Peoplesoft, Inc. .....................................        70,338
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE - 1.30%
    2,800   Compaq Computer Corp. ................................        69,650
    1,700 * Dell Computer Corp. ..................................        69,381
                                                                     -----------
                                                                         139,031
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 2.59%
    1,100   Autodesk, Inc. .......................................        49,155
    1,500   Galileo International, Inc. ..........................        25,500
      900   Hewlett Packard Co. ..................................       121,050
      600   International Business Machines.......................        61,200
      600 * Policy Management Systems Corp. ......................         5,325
    1,200 * Storage Technology Corp. .............................        15,300
                                                                     -----------
                                                                         277,530
                                                                     -----------

--------------------------------------------------------------------------------

 50                                  February 29, 2000 (Unaudited)
                           BALANCED FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING - NETWORKING - 0.73%
      300 * Cisco Systems, Inc. ..................................   $    39,655
      200 * PMC-Sierra, Inc. .....................................        38,613
                                                                     -----------
                                                                          78,268
                                                                     -----------
            INSURANCE - LIFE - 0.25%
      200   Jefferson-Pilot Corp. ................................        10,412
      600   Lincoln National Corp. ...............................        16,688
                                                                     -----------
                                                                          27,100
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 1.18%
        2 * Berkshire Hathaway, Inc., Class A.....................        88,000
    1,050   PMI Group, Inc. ......................................        38,127
                                                                     -----------
                                                                         126,127
                                                                     -----------
            INSURANCE - MULTILINE - 1.40%
    1,000   Allstate Corp. .......................................        19,499
    1,400   Cincinnati Financial Corp. ...........................        41,825
    1,300   Hartford Financial Services Group, Inc. ..............        40,625
    1,200   XL Capital, Ltd. .....................................        48,525
                                                                     -----------
                                                                         150,474
                                                                     -----------
            LEISURE TIME - 0.18%
    1,200 * Mirage Resorts, Inc. .................................        19,050
                                                                     -----------
            MACHINERY -
            INDUSTRIAL/SPECIALTY - 1.13%
    1,800   Dover Corp. ..........................................        69,412
    1,000   Illinois Tool Works, Inc. ............................        51,688
                                                                     -----------
                                                                         121,100
                                                                     -----------
            MEDICAL TECHNOLOGY - 3.06%
    2,700 * Guidant Corp. ........................................       181,912
    1,400   PE Corp - PE Biosystems Group.........................       147,700
                                                                     -----------
                                                                         329,612
                                                                     -----------
            MERCHANDISE - SPECIALTY - 0.75%
    1,100   American Greetings Corp., Class A.....................        18,974
    1,000   Blockbuster, Inc. ....................................        13,688
      500   Circuit City Stores, Inc. ............................        20,188
      900 * Williams-Sonoma, Inc. ................................        27,844
                                                                     -----------
                                                                          80,694
                                                                     -----------
            MERCHANDISING - FOOD - 0.41%
    1,800   Albertsons, Inc. .....................................        44,100
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - MASS - 0.23%
      500   Wal-Mart Stores, Inc. ................................   $    24,344
                                                                     -----------
            METALS - MISCELLANEOUS - 0.56%
      300   Alcoa, Inc. ..........................................        20,550
      800 * Sealed Air Corp. .....................................        39,750
                                                                     -----------
                                                                          60,300
                                                                     -----------
            MISCELLANEOUS - 0.68%
      700 * Agilent Technologies, Inc. ...........................        72,581
                                                                     -----------
            MULTIMEDIA - 0.61%
    3,300 * Cadence Design Systems, Inc. .........................        65,794
                                                                     -----------
            OIL - SERVICES - 0.87%
    2,400   Baker Hughes, Inc. ...................................        62,100
      800   Transocean Sedco Forex, Inc. .........................        31,550
                                                                     -----------
                                                                          93,650
                                                                     -----------
            OIL/GAS PRODUCERS - 2.22%
      300   Chevron Corp. ........................................        22,405
    1,728   Exxon Mobil Corp. ....................................       130,140
    1,600   Shell Transport & Trading
            Company - ADR.........................................        66,500
      400   Texaco, Inc. .........................................        18,975
                                                                     -----------
                                                                         238,020
                                                                     -----------
            PAPER/FOREST PRODUCTS - 0.56%
    1,800   Fort James Corp. .....................................        33,862
      500   Kimberly-Clark Corp. .................................        25,844
                                                                     -----------
                                                                          59,706
                                                                     -----------
            RAILROAD - 0.39%
      800   Canadian National Railway Co. ........................        18,849
      600   Union Pacific Corp. ..................................        22,800
                                                                     -----------
                                                                          41,649
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.38%
    3,200   Indymac Mortgage Holdings, Inc. ......................        40,600
                                                                     -----------
            RESTAURANTS - 0.26%
      800 * Starbucks Corp. ......................................        28,100
                                                                     -----------
            SAVINGS & LOAN - 0.35%
    1,708   Washington Mutual, Inc. ..............................        37,790
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 3.31%
      500 * Applied Materials, Inc. ..............................   $    91,468
    2,400 * KLA-Tencor Corp. .....................................       187,050
      500 * LAM Research Corp. ...................................        78,063
                                                                     -----------
                                                                         356,581
                                                                     -----------
            SEMICONDUCTORS - 3.78%
      900 * Advanced Micro Devices, Inc. .........................        35,212
      400 * Altera Corp. .........................................        31,900
      300 * Applied Micro Circuits Corp. .........................        82,519
      100   Burr-Brown Corp. .....................................         5,870
      800   Intel Corp. ..........................................        90,400
    1,400 * Maxim Integrated Products, Inc. ......................        93,538
      400   Texas Instruments, Inc. ..............................        66,600
                                                                     -----------
                                                                         406,039
                                                                     -----------
            TELECOMMUNICATIONS - 3.47%
    1,150   AT&T Corp. ...........................................        56,852
    3,000 * AT&T Corp. - Liberty Media Group......................       156,750
    1,342 * MCI Worldcom, Inc. ...................................        59,887
      500 * Nokia Corp. - ADR, Class A............................        99,156
                                                                     -----------
                                                                         372,645
                                                                     -----------
            TEXTILE - PRODUCTS - 0.18%
      800   V. F. Corp. ..........................................        19,750
                                                                     -----------
            TOBACCO - 0.28%
    1,500   Philip Morris Companies, Inc. ........................        30,094
                                                                     -----------
            UTILITIES - COMMUNICATION - 1.25%
    2,200   Sprint Corp. FON Group................................       134,200
                                                                     -----------
            UTILITIES - ELECTRIC - 2.02%
    1,600 * AES Corp. ............................................       134,099
    1,100   American Electric Power, Inc. ........................        30,938
    1,000   Cinergy Corp. ........................................        21,375
    1,600   Northeast Utilities...................................        30,100
                                                                     -----------
                                                                         216,512
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 1.01%
    2,600   Williams Companies, Inc. .............................       108,713
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $6,087,884).....................................     6,954,592
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  51
                           BALANCED FUND - CONTINUED

   PAR                                                              MARKET
  VALUE                                                              VALUE

-----------------------------------------------------------------------------
               CORPORATE BONDS - LONG-TERM - 10.61%
               AIRLINES - 0.90%
 $100,000      Delta Air Lines, Inc.,
               7.70% due 12/05/05..............................   $    96,300
                                                                  -----------
               BROADCASTING - 0.75%
  100,000(/1/) Fox/Liberty Networks, LLC,
               zero coupon due 08/15/07........................        80,250
                                                                  -----------
               ELECTRICAL EQUIPMENT - 0.89%
  100,000      Philips Electronics N.V.,
               7.20% due 06/01/26..............................        95,217
                                                                  -----------
               FINANCE COMPANIES - 1.62%
   80,000      Discover Card Master Trust I,
               5.60% due 05/15/06..............................        75,624
  100,000      Green Tree Financial Corp., Class A7,
               7.14% due 01/15/29..............................        98,000
                                                                  -----------
                                                                      173,624
                                                                  -----------
               FINANCIAL SERVICES - 2.51%
  100,000      Charter Communications Holding,
               8.25% due 04/01/07..............................        91,750
  100,000      Ford Motor Credit Co.,
               5.80% due 01/12/09..............................        86,936
  100,000      Household Finance Corp.,
               6.40% due 06/17/08..............................        90,526
                                                                  -----------
                                                                      269,212
                                                                  -----------
               FOODS - 0.88%
  100,000      Nabisco, Inc.,
               7.55% due 06/15/15..............................        93,979
                                                                  -----------
               METALS - ALUMINUM - 0.80%
  100,000      Scotia Pacific Co., LLC, Series B,
               7.11% due 01/20/14..............................        86,128
                                                                  -----------
               POLLUTION CONTROL - 0.87%
  100,000      WMX Technologies, Inc.,
               7.10% due 08/01/26..............................        93,786
                                                                  -----------
               TELECOMMUNICATIONS - 0.50%
   50,000(/1/) Omnipoint Corp.,
               11.50% due 09/15/09.............................        54,000
                                                                  -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               UTILITIES - COMMUNICATION - 0.89%
 $100,000      GTE Corp.,
               7.90% due 02/01/27................................   $    95,730
                                                                    -----------
               TOTAL CORPORATE BONDS -
               LONG-TERM
               (Cost $1,222,816).................................     1,138,226
                                                                    -----------
               UNITED STATES GOVERNMENT -
               LONG-TERM - 21.14%
               FEDERAL AGENCIES - 6.98%
  100,000      Federal Home Loan Bank,
               5.13% due 09/15/03................................        94,047
               Government National Mortgage Association:
  202,975      7.00% due 09/15/28................................       194,539
  240,434      7.00% due 11/25/28................................       230,442
  246,654      6.50% due 06/15/29................................       229,773
                                                                    -----------
                                                                        748,801
                                                                    -----------
               GOVERNMENT SPONSORED - 4.34%
  400,000      Federal National Mortgage Association,
               6.00% due 05/15/08................................       370,124
  100,000(/1/) Government Lease Trust, Class A2,
               6.18% due 05/18/05................................        95,847
                                                                    -----------
                                                                        465,971
                                                                    -----------
               UNITED STATES NOTES - 9.82%
               United States Treasury Notes:
  650,000      6.88% due 05/15/06................................       655,889
  300,000      6.38% due 08/15/02................................       298,686
  100,000      6.25% due 02/15/03................................        99,031
                                                                    -----------
                                                                      1,053,606
                                                                    -----------
               TOTAL UNITED STATES GOVERNMENT -
               LONG-TERM
               (Cost $2,333,297).................................     2,268,378
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT - 6.76%
          BANKS - OTHER - 6.76%
 $725,000 State Street Bank Repurchase Agreement, 5.65%, dated
          02/29/00, to be repurchased at $725,114 on 03/01/00,
          collateralized by U.S. Treasury Notes, 7.25%, 08/15/04,
          with a par value of $725,000 (Cost $725,000)...........   $   725,000
                                                                    -----------
          TOTAL CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT
          (Cost $725,000)........................................       725,000
                                                                    -----------
          TOTAL INVESTMENTS
          (Cost $10,368,997) - 103.32%...........................   $11,086,196
                                                                    -----------
          *Non-income producing

---------
(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2000, the aggregate value of these securities was $230,097 representing 2.14% of net assets.
--------------------------------------------------------------------------------

 52                                  February 29, 2000 (Unaudited)
                           BALANCED FUND - CONTINUED

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,368,997).......................... $11,086,196
Receivable for:
 Investment sold...................................................      17,933
 Fund shares sold..................................................      75,131
 Dividends and interest............................................      50,918
Other assets.......................................................       1,864
                                                                    -----------
TOTAL ASSETS.......................................................  11,232,042
                                                                    -----------
LIABILITIES:
Payable for investments purchased..................................     491,688
Payable to affiliates:
 Advisory fees.....................................................         842
 Administrative fees...............................................       1,509
 Accounting services...............................................         181
 Other.............................................................       4,356
Accrued expenses and other liabilities.............................       3,484
                                                                    -----------
TOTAL LIABILITIES..................................................     502,060
                                                                    -----------
NET ASSETS......................................................... $10,729,982
                                                                    -----------


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
880,728 shares outstanding......................................... $     8,807
Additional paid in capital.........................................   9,657,108
Undistributed realized gain on securities..........................     345,065
Undistributed net investment income................................       1,803
Unrealized appreciation of securities..............................     717,199
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $10,729,982
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                     BALANCED FUND (Unaudited) - CONTINUED      53
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Dividends............................................................ $ 33,716
Interest.............................................................  118,580
                                                                      --------
 Total investment income.............................................  152,296
                                                                      --------
EXPENSES:
Advisory fees........................................................   37,512
Custodian fees.......................................................   12,950
Administration service fee...........................................   11,723
Report to shareholders...............................................    7,254
Audit fees and tax services..........................................    5,498
Legal fees...........................................................    3,158
Trustees' fees and expenses..........................................    1,725
Accounting services..................................................    1,407
Pricing services.....................................................      667
Registration and filing fees.........................................       68
Miscellaneous........................................................    1,078
                                                                      --------
 Total expenses......................................................   83,040
 Expense reimbursement (see Note 3)..................................  (44,522)
                                                                      --------
 Net expenses........................................................   38,518
                                                                      --------
NET INVESTMENT INCOME................................................  113,778
                                                                      --------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities......................................  345,172
Net unrealized depreciation of securities during the period..........   (6,423)
                                                                      --------
Net realized and unrealized gain on securities during the period.....  338,749
                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $452,527
                                                                      --------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $   113,778      $  150,185
Net realized gain on securities.............         345,172         466,887
Net unrealized appreciation (depreciation)
of
securities during the period................          (6,423)        723,622
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................         452,527       1,340,694
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................        (113,561)       (148,979)
Net realized gain on securities.............        (432,943)        (34,051)
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............        (546,504)       (183,030)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................       1,912,473       7,231,067
Proceeds from shares issued for
distributions reinvested....................         546,504         183,030
                                              ---------------------------------
                                                   2,458,977       7,414,097
Cost of shares repurchased..................        (172,353)        (41,093)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................       2,286,624       7,373,004
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................       2,192,647       8,530,668
NET ASSETS:
Beginning of year...........................       8,537,335           6,667
                                              ---------------------------------
End of period (including undistributed net
investment income of $1,803 and $1,586).....     $10,729,982      $8,537,335
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................         156,335         680,625
Shares issued for distributions reinvested..          45,202          15,285
Shares repurchased..........................         (14,043)         (3,343)
                                              ---------------------------------
 Increase in shares outstanding.............         187,494         692,567
Shares outstanding:
 Beginning of year..........................         693,234             667
                                              ---------------------------------
 End of period..............................         880,728         693,234
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 54                                  February 29, 2000 (Unaudited)
                              HIGH YIELD BOND FUND

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               CORPORATE BONDS - 92.32%
               ADVERTISING - 0.83%
 $ 50,000      Interep National Radio Sales, Series B,
               10.00% due 07/01/08...............................   $    46,250
                                                                    -----------
               APPAREL & PRODUCTS - 3.34%
   87,000      Anvil Knitwear, Inc., Series B,
               10.88% due 03/15/07...............................        72,428
  100,000      Bell Sports, Inc.,
               11.00% due 08/15/08...............................        98,500
   50,000(/1/) Galey & Lord, Inc.,
               9.13% due 03/01/08................................        15,250
                                                                    -----------
                                                                        186,178
                                                                    -----------
               AUTO - REPLACEMENT PARTS - 3.62%
  200,000      Hayes Wheels International, Inc.,
               11.00% due 07/15/06...............................       202,000
                                                                    -----------
               BROADCASTING - 4.72%
   25,000      Coaxial Communication, Inc.,
               10.00% due 08/15/06...............................        23,906
   50,000      Cumulus Media, Inc.,
               10.38% due 07/01/08...............................        51,000
   75,000      Echostar DBS Corp.,
               9.38% due 02/01/09................................        73,313
  100,000      Golden Sky DBS, Inc.,
               zero coupon due 03/01/07..........................        66,250
   50,000      Spanish Broadcasting Systems, Inc.,
               9.63% due 11/01/09................................        49,125
                                                                    -----------
                                                                        263,594
                                                                    -----------
               BUILDING MATERIALS - 0.40%
   50,000(/1/) Uniforet, Inc.,
               11.13% due 10/15/06...............................        22,500
                                                                    -----------
               CHEMICAL - MAJOR - 2.90%
   25,000      Koppers Industries, Inc.,
               9.88% due 12/01/07................................        23,250
  100,000      Polymer Group, Inc.,
               9.00% due 07/01/07................................        94,000
   50,000      Royster-Clark, Inc.,
               10.25% due 04/01/09...............................        44,500
                                                                    -----------
                                                                        161,750
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - 2.39%
 $100,000      Lyondell Chemical Co.,
               9.63% due 05/01/07................................   $    95,375
   40,000      Lyondell Chemical Co., Series B,
               9.88% due 05/01/07................................        38,200
                                                                    -----------
                                                                        133,575
                                                                    -----------
               CONSUMER FINANCE - 1.78%
  100,000      AmeriCredit Corp.,
               9.25% due 02/01/04................................        99,250
                                                                    -----------
               CONTAINERS - PAPER - 0.80%
   50,000      Packaged Ice, Inc., Series B,
               9.75% due 02/01/05................................        44,500
                                                                    -----------
               DRUGS - 1.77%
   50,000      ICN Pharmaceuticals, Inc.,
               8.75% due 11/15/08................................        46,750
   50,000      King Pharmaceuticals, Inc.,
               10.75% due 02/15/09...............................        52,000
                                                                    -----------
                                                                         98,750
                                                                    -----------
               ELECTRONIC INSTRUMENTS - 1.71%
  100,000(/1/) Flextronics International, Ltd.,
               8.75% due 10/15/07................................        95,500
                                                                    -----------
               ENTERTAINMENT - 6.03%
  100,000      Aztar Corp.,
               8.88% due 05/15/07................................        92,250
  200,000(/1/) Cinemark USA, Inc.,
               9.63% due 08/01/08................................       168,250
   50,000(/1/) Hollywood Casino Shreveport,
               13.00% due 08/01/06...............................        53,750
   50,000      MTS, Inc.,
               9.38% due 05/01/05................................        22,125
                                                                    -----------
                                                                        336,375
                                                                    -----------
               FINANCE COMPANIES - 1.98%
   32,000      ITT Corp.,
               6.25% due 11/15/00................................        31,445
  100,000      Meditrust Companies,
               7.51% due 09/26/03................................        79,233
                                                                    -----------
                                                                        110,678
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               FINANCIAL SERVICES - 4.58%
 $ 50,000(/1/) Charter Communications Holding,
               10.25% due 01/15/10...............................   $    49,500
  200,000      Ono Finance Co., Plc.,
               13.00% due 05/01/09...............................       206,000
                                                                    -----------
                                                                        255,500
                                                                    -----------
               FOODS - 0.88%
   50,000      Agrilink Foods, Inc.,
               11.88% due 11/01/08...............................        49,000
                                                                    -----------
               HEALTHCARE - 2.13%
   50,000      Unilab Finance Corp.,
               12.75% due 10/01/09...............................        50,750
  100,000      Universal Hospital Services,
               10.25% due 03/01/08...............................        68,000
                                                                    -----------
                                                                        118,750
                                                                    -----------
               HOME BUILDERS - 0.79%
   50,000      Beazer Homes USA, Inc.,
               8.88% due 04/01/08................................        44,000
                                                                    -----------
               HOSPITAL MANAGEMENT - 0.92%
   50,000      Lifepoint Hospitals Holdings, Series B,
               10.75% due 05/15/09...............................        51,250
                                                                    -----------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 1.32%
   75,000(/1/) Northpoint Communication, Inc.,
               12.88% due 02/15/10...............................        73,875
                                                                    -----------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 0.45%
   25,000(/1/) Globix Corp.,
               12.50% due 02/01/10...............................        24,875
                                                                    -----------
               INFORMATION PROCESSING - NETWORKING - 1.08%
  125,000(/1/) Condor Systems, Inc.,
               11.88% due 05/01/09...............................        60,000
                                                                    -----------
               LEISURE TIME - 0.87%
   50,000      Hollywood Park, Inc., Series B,
               9.25% due 02/15/07................................        48,375
                                                                    -----------
               LODGING - 1.46%
   85,000      Prime Hospitality Corp.,
               9.75% due 04/01/07................................        81,600
                                                                    -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  55
                        HIGH YIELD BOND FUND - CONTINUED

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.86%
 $ 50,000      National Equipment Services, Inc., Series D,
               10.00% due 11/30/04...............................   $    48,250
                                                                    -----------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.93%
  100,000      General Binding Corp.,
               9.38% due 06/01/08................................        52,000
                                                                    -----------
               MERCHANDISE - DRUG - 0.89%
   50,000      Express Scripts Co., Inc.,
               9.63% due 06/15/09................................        49,750
                                                                    -----------
               MERCHANDISE - SPECIALTY - 1.60%
  100,000      Finlay Enterprises, Inc.,
               8.38% due 05/01/08................................        89,000
                                                                    -----------
               MERCHANDISING - FOOD - 1.68%
   50,000      Disco S.A.,
               9.88% due 05/15/08................................        43,750
   50,000      Fleming Companies, Inc.,
               10.63% due 12/15/01...............................        49,813
                                                                    -----------
                                                                         93,563
                                                                    -----------
               METALS - STEEL - 4.15%
  100,000      Metals USA, Inc.,
               8.63% due 02/15/08................................        93,000
  100,000      Renco Steel Holdings, Series B,
               10.88% due 02/01/05...............................        89,000
   50,000(/1/) WCI Steel, Inc.,
               10.00% due 12/01/04...............................        49,500
                                                                    -----------
                                                                        231,500
                                                                    -----------
               MISCELLANEOUS - 1.88%
  200,000(/1/) United Pan-Europe Communications NV,
               zero coupon due 02/01/05..........................       105,000
                                                                    -----------
               NATURAL GAS - DIVERSIFIED - 1.84%
  100,000      Leviathan Gas Pipeline Partner Co., Series B,
               10.38% due 06/01/09...............................       102,500
                                                                    -----------
               OIL - SERVICE - PRODUCTS - 1.31%
   50,000      Parker Drilling Co.,
               9.75% due 11/15/06................................        48,125
   25,000      Triton Energy, Ltd.,
               9.25% due 04/15/05................................        24,781
                                                                    -----------
                                                                         72,906
                                                                    -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          OIL/GAS PRODUCERS - 1.73%
 $100,000 HS Resources, Inc.,
          9.25% due 11/15/06......................................   $    96,500
                                                                     -----------
          PAPER/FOREST PRODUCTS - 1.77%
  100,000 Bear Island LLC, Series B,
          10.00% due 12/01/07.....................................        98,875
                                                                     -----------
          POLLUTION CONTROL - 1.25%
   75,000 Marsulex, Inc.,
          9.63% due 07/01/08......................................        69,750
                                                                     -----------
          PUBLISHING/PRINTING - 0.87%
   25,000 Transwestern Publishing Co.,
          9.63% due 11/15/07......................................        24,000
   25,000 TV Guide, Inc.,
          8.13% due 03/01/09......................................        24,688
                                                                     -----------
                                                                          48,688
                                                                     -----------
          RESTAURANTS - 2.61%
   50,000 Apple South, Inc.,
          9.75% due 06/01/06......................................        45,250
   50,000 Perkins Family Restaurants, L.P.,
          10.13% due 12/15/07.....................................        50,250
   50,000 Southern Foods,
          9.88% due 09/01/07......................................        50,250
                                                                     -----------
                                                                         145,750
                                                                     -----------
          SAVINGS & LOAN - 0.97%
   60,000 Western Financial Bank,
          8.88% due 08/01/07......................................        54,000
                                                                     -----------
          SCHOOLS - 1.68%
  100,000 KinderCare Learning Centers, Inc.,
          9.50% due 02/15/09......................................        93,749
                                                                     -----------
          TELECOMMUNICATIONS - 16.05%
   30,000 Amphenol Corp.,
          9.88% due 05/15/07......................................        30,750
   25,000 Cadmus Communications Corp.,
          9.75% due 06/01/09......................................        24,250
  170,000 Energis, Plc.,
          9.75% due 06/15/09......................................       172,550
   50,000 Esat Telecom Group, Plc.,
          zero coupon due 02/01/07................................        45,000
  100,000 Global Crossing, Ltd.,
          9.63% due 05/15/08......................................        97,500

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
 $200,000(/1/) GT Group Telecom,
               zero coupon due 02/01/10..........................   $   120,000
   50,000      Intermedia Communications, Inc.,
               8.50% due 01/15/08................................        45,625
  100,000(/1/) Level 3 Communications, Inc.,
               zero coupon due 03/15/10..........................        53,250
  105,000      Microcell Telecommunications, Inc.,
               zero coupon due 06/01/09..........................        68,512
  100,000      NEXTLINK Communications, Inc.,
               10.75% due 06/01/09...............................       100,500
  150,000      Orbcomm Global, Series B,
               14.00% due 08/15/04...............................       138,375
                                                                    -----------
                                                                        896,312
                                                                    -----------
               TOBACCO - 1.33%
  100,000      Standard Commercial Corp.,
               8.88% due 08/01/05................................        74,000
                                                                    -----------
               UTILITIES - ELECTRIC - 2.17%
  125,000      Caithness Coso Fund Corp.,
               9.05% due 12/15/09................................       121,250
                                                                    -----------
               TOTAL CORPORATE BONDS
               (Cost $5,408,700).................................     5,151,468
                                                                    -----------
               CORPORATE SHORT-TERM -
               REPURCHASE AGREEMENT - 5.99%
  334,000      BANKS - OTHER - 5.99%
               State Street Bank Repurchase Agreement, 5.65%,
               dated 02/29/00, to be repurchased at $334,052 on
               03/01/00, collateralized by U.S. Treasury Note,
               7.25%, 08/15/04, with a par value of $335,000
               (Cost $334,000)...................................       334,000
                                                                    -----------
               TOTAL CORPORATE SHORT-TERM -
               REPURCHASE AGREEMENT
               (Cost $334,000)...................................       334,000
                                                                    -----------
               TOTAL INVESTMENTS
               (Cost $5,742,700) - 98.31%........................   $ 5,485,468
                                                                    -----------

---------
(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2000, the aggregate value of these securities was $891,250, representing 15.97% of net assets.

--------------------------------------------------------------------------------

 56                                  February 29, 2000 (Unaudited)
                        HIGH YIELD BOND FUND - CONTINUED

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $5,742,700)........................... $5,485,468
Receivable for dividends and interest..............................    121,080
Other assets.......................................................      1,114
                                                                    ----------
TOTAL ASSETS.......................................................  5,607,662
                                                                    ----------
LIABILITIES:
Payable to affiliates:
 Advisory fees.....................................................      1,006
 Administrative fees...............................................      2,216
 Accounting services...............................................        266
 Other.............................................................      6,506
Accrued expenses and other liabilities.............................     17,747
                                                                    ----------
TOTAL LIABILITIES..................................................     27,741
                                                                    ----------
NET ASSETS......................................................... $5,579,921
                                                                    ----------


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
588,061 shares outstanding......................................... $    5,881
Additional paid in capital.........................................  5,868,149
Accumulated net realized loss on securities........................    (42,663)
Undistributed net investment income................................      5,786
Unrealized depreciation of securities..............................   (257,232)
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $5,579,921
                                                                    ----------


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                  HIGH YIELD BOND FUND (Unaudited) - CONTINUED 57 STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Interest............................................................. $ 291,990
                                                                      ---------
 Total investment income.............................................   291,990
                                                                      ---------
EXPENSES:
Advisory fees........................................................    19,039
Custodian fees.......................................................     7,199
Administrative service fee...........................................     6,800
Report to shareholders...............................................     4,382
Audit fees and tax services..........................................     3,041
Legal fees...........................................................     1,834
Trustees' fees and expenses..........................................     1,024
Accounting services..................................................       816
Pricing services.....................................................       390
Registration and filing fees.........................................       160
Miscellaneous........................................................     1,375
                                                                      ---------
 Total expenses......................................................    46,060
 Expense reimbursement (see Note 3)..................................   (18,589)
                                                                      ---------
 Net expenses........................................................    27,471
                                                                      ---------
NET INVESTMENT INCOME................................................   264,519
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
 Net realized gain on securities.....................................     5,648
 Net unrealized depreciation of securities during the period.........  (121,599)
                                                                      ---------
  Net realized and unrealized loss on securities during the period...  (115,951)
                                                                      ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $ 148,568
                                                                      ---------


STATEMENT OF CHANGES IN NET ASSETS

                                                   For the      For the Fiscal
                                              Six Months Ended    Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $  264,519       $  454,722
Net realized gain (loss) on securities......          5,648          (48,311)
Net unrealized depreciation of securities
during the period...........................       (121,599)        (135,633)
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................        148,568          270,778
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................       (262,080)        (453,039)
Net realized gain on securities.............              -                -
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............       (262,080)        (453,039)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................         51,567        5,137,206
Proceeds from shares issued for
distributions reinvested....................        262,080          453,039
                                              ---------------------------------
                                                    313,647        5,590,245
Cost of shares repurchased..................        (17,241)         (17,624)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................        296,406        5,572,621
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................        182,894        5,390,360
NET ASSETS:
Beginning of year...........................      5,397,027            6,667
                                              ---------------------------------
End of period (including undistributed net
investment income of $5,786 and $3,347).....     $5,579,921       $5,397,027
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................          5,341          513,223
Shares issued for distributions reinvested..         27,437           44,931
Shares repurchased..........................         (1,796)          (1,742)
                                              ---------------------------------
 Increase in shares outstanding.............         30,982          556,412
Shares outstanding:
 Beginning of year..........................        557,079              667
                                              ---------------------------------
 End of period..............................        588,061          557,079
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 58                                  February 29, 2000 (Unaudited)
                              STRATEGIC BOND FUND

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               CORPORATE BONDS - 46.90%
               AIRLINES - 0.39%
 $ 25,000      Aircraft Service International Group,
               11.00% due 08/15/05...............................   $    21,750
                                                                    -----------
               APPAREL & PRODUCTS - 0.66%
   44,000      Anvil Knitwear, Inc.,
               10.88% due 03/15/07...............................        36,630
                                                                    -----------
               BROADCASTING - 3.18%
   25,000      Coaxial Communication, Inc.,
               10.00% due 08/15/06...............................        23,906
  100,000      Cumulus Media, Inc.,
               10.38% due 07/01/08...............................       102,000
   50,000      Spanish Broadcasting Systems, Inc.,
               9.63% due 11/01/09................................        49,125
                                                                    -----------
                                                                        175,031
                                                                    -----------
               CHEMICAL - MAJOR - 2.12%
   50,000      Koppers Industries, Inc.,
               9.88% due 12/01/07................................        46,500
   75,000      Polymer Group, Inc.,
               9.00% due 07/01/07................................        70,500
                                                                    -----------
                                                                        117,000
                                                                    -----------
               CHEMICAL - MISCELLANEOUS - 1.73%
  100,000      Lyondell Chemical Co.,
               9.63% due 05/01/07................................        95,375
                                                                    -----------
               CONSUMER FINANCE - 0.90%
   50,000      AmeriCredit Corp.,
               9.25% due 02/01/04................................        49,625
                                                                    -----------
               DRUGS - 1.70%
  100,000      ICN Pharmaceuticals, Inc.,
               8.75% due 11/15/08................................        93,500
                                                                    -----------
               ELECTRONIC INSTRUMENTS - 0.87%
   50,000(/1/) Flextronics International, Ltd.,
               8.75% due 10/15/07................................        47,750
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
              ENTERTAINMENT - 2.22%
 $50,000      Aztar Corp.,
              8.88% due 05/15/07.................................   $    46,125
  50,000(/1/) Hollywood Casino Shreveport,
              13.00% due 08/01/06................................        53,750
  50,000      MTS, Inc.,
              9.38% due 05/01/05.................................        22,125
                                                                    -----------
                                                                        122,000
                                                                    -----------
              FINANCIAL SERVICES - 1.88%
 100,000      Ono Finance, Plc.,
              13.00% due 05/01/09................................       103,000
                                                                    -----------
              FOODS - 0.89%
  50,000      Agrilink Foods, Inc.,
              11.88% due 11/01/08................................        49,000
                                                                    -----------
              HEALTHCARE - 0.83%
  30,000      Universal Hospital Services,
              10.25% due 03/01/08................................        20,400
                                                                    -----------
              HOME BUILDERS - 0.43%
              Beazer Homes USA, Inc.:
  25,000       9.00% due 03/01/04................................        23,813
  25,000       8.88% due 04/01/08................................        22,000
                                                                    -----------
                                                                         45,813
                                                                    -----------
              HOSPITAL MANAGEMENT - 1.40%
  75,000      Lifepoint Hospitals Holdings, Series B,
              10.75% due 05/15/09................................        76,875
                                                                    -----------
              INFORMATION PROCESSING -
              BUSINESS SOFTWARE - 0.90%
  50,000(/1/) Northpoint Communication Group, Inc.,
              12.88% due 02/15/10................................        49,250
                                                                    -----------
              INFORMATION PROCESSING -
              COMPUTER SERVICES - 0.45%
  25,000(/1/) Globix Corp.,
              12.50% due 02/01/10................................        24,875
                                                                    -----------
              INFORMATION PROCESSING - NETWORKING - 0.22%
  25,000(/1/) Condor Systems, Inc.,
              11.88% due 05/01/09................................        12,000
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               LODGING - 0.87%
 $ 50,000      Prime Hospitality Corp.,
               9.75% due 04/01/07................................   $    48,000
                                                                    -----------
               MACHINERY CONSTRUCTION &
               CONTRACTS - 0.86%
   50,000      Calpine Corp.,
               7.75% due 04/15/09................................        47,125
                                                                    -----------
               MERCHANDISE - SPECIALTY - 0.81%
   50,000      Finlay Enterprises, Inc.,
               8.38% due 05/01/08................................        44,500
                                                                    -----------
               MERCHANDISING - DEPARTMENT - 1.30%
   75,000      True Temper Sports, Inc.,
               10.88% due 12/01/08...............................        71,250
                                                                    -----------
               MERCHANDISING - FOOD - 0.80%
   50,000      Disco S.A.,
               9.88% due 05/15/08................................        43,750
                                                                    -----------
               METALS - STEEL - 2.15%
  100,000      Metals USA, Inc.,
               8.63% due 02/15/08................................        93,000
   25,000(/1/) WCI Steel, Inc.,
               10.00% due 12/01/04...............................        24,750
                                                                    -----------
                                                                        117,750
                                                                    -----------
               NATURAL GAS - DIVERSIFIED - 0.93%
   50,000      Leviathan Gas Pipeline Partner,
               10.38% due 06/01/09...............................        51,250
                                                                    -----------
               OIL/GAS PRODUCERS - 1.29%
   25,000      Grey Wolf, Inc.,
               8.88% due 07/01/07................................        22,375
   50,000      HS Resources, Inc.,
               9.25% due 11/15/06................................        48,250
                                                                    -----------
                                                                         70,625
                                                                    -----------
               PAPER/FOREST PRODUCTS - 1.17%
   65,000      Bear Island LLC,
               10.00% due 12/01/07...............................        64,269
                                                                    -----------
               PUBLISHING/PRINTING - 0.44%
   25,000      Transwestern Publishing Co.,
               9.63% due 11/15/07................................        24,000
                                                                    -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  59
                        STRATEGIC BOND FUND - CONTINUED

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               RESTAURANTS - 2.20%
 $ 50,000      Apple South, Inc.,
               9.75% due 06/01/06................................   $    45,250
   25,000      Perkins Family Restaurants,
               10.13% due 12/15/07...............................        25,125
   50,000      Southern Foods,
               9.88% due 09/01/07................................        50,250
                                                                    -----------
                                                                        120,625
                                                                    -----------
               SAVINGS & LOAN - 0.49%
   30,000      Western Financial Bank,
               8.88% due 08/01/07................................        27,000
                                                                    -----------
               TELECOMMUNICATIONS - 8.42%
   30,000      Amphenol Corp.,
               9.88% due 05/15/07................................        30,750
   50,000      Global Crossing, Ltd.,
               9.63% due 05/15/08................................        48,750
   50,000(/1/) GT Group Telecom,
               13.25% due 02/01/10...............................        30,000
               Intermedia Communications, Inc.:
   75,000       9.50% due 03/01/09...............................        71,812
   50,000       8.50% due 01/15/08...............................        45,625
   50,000(/1/) Level 3 Communications, Inc.,
               12.88% due 03/15/10...............................        26,625
  100,000      National Communications Corp.,
               11.50% due 10/01/08...............................       105,500
  165,000(/1/) Voicestream Wire,
               zero coupon due 11/15/09..........................       103,125
                                                                    -----------
                                                                        462,187
                                                                    -----------
               UTILITIES - COMMUNICATION - 3.44%
  200,000      Southwestern Bell Telephone,
               6.55% due 10/07/08................................       188,816
                                                                    -----------
               UTILITIES - MISCELLANEOUS - 0.96%
   60,000      ESI Tractebel Acquisition Corp.,
               7.99% due 12/30/11................................        52,959
                                                                    -----------
               TOTAL CORPORATE BONDS
               (Cost $2,636,957).................................     2,573,980
                                                                    -----------
               CORPORATE BONDS - FOREIGN - 3.56%
               TELECOMMUNICATIONS - 3.56%
  200,000      Cable & Wireless Communication, Plc.,
               6.38% due 03/06/03................................       195,188
                                                                    -----------
               TOTAL CORPORATE BONDS - FOREIGN
               (Cost $200,813)...................................       195,188
                                                                    -----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            UNITED STATES GOVERNMENT -
            LONG-TERM - 21.38%
            GOVERNMENT SPONSORED - 21.38%
            Federal Home Loan Mortgage Corp.:
 $  198,870  7.00% due 06/01/29...................................   $   190,728
    144,137  6.50% due 07/01/29...................................       134,768
            Federal National Mortgage Association:
    422,307  8.00% due 08/01/29...................................       422,966
    376,504  5.50% due 01/01/29...................................       331,203
    106,651  5.50% due 05/01/29...................................        93,819
                                                                     -----------
                                                                       1,173,484
                                                                     -----------
            TOTAL UNITED STATES GOVERNMENT -
            LONG-TERM
            (Cost $1,221,786).....................................     1,173,484
                                                                     -----------
            FOREIGN GOVERNMENT BONDS -
            LONG-TERM - 20.46%
    121,321 Brazil C Bond,
             8.00% due 04/15/14...................................        87,812
    150,000 Canada,
             5.25% due 09/01/03...................................       100,300
    128,000 Export-Import Bank of Korea,
             6.38% due 02/15/06...................................       117,165
 50,000,000 Hellenic Republic,
             8.80% due 06/19/07...................................       163,727
    176,000 Republic of Argentina,
             6.81% due 03/31/05...................................       162,800
    125,000 Republic of Lithuania,
             8.00% due 03/29/04...................................       123,054
    100,000 Republic of Poland,
             5.00% due 10/27/14...................................        89,080
    500,000 Republic of South Africa,
             13.00% due 08/31/10..................................        76,054
    250,000 United Mexico States Series W-B,
             6.25% due 12/31/19...................................       203,125
                                                                     -----------
                                                                       1,123,117
                                                                     -----------
            TOTAL FOREIGN GOVERNMENT BONDS -
            LONG-TERM
            (Cost $1,078,062).....................................     1,123,117
                                                                     -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT - 5.99%
          BANKS - OTHER - 5.99%
 $329,000 State Street Bank Repurchase Agreement, 5.65%, dated
          02/29/00, to be repurchased at $329,052 on 03/01/00,
          collateralized by U.S. Treasury Notes, 7.25%, 08/15/04,
          with a par value of $330,000 (Cost $329,000)...........   $   329,000
                                                                    -----------
          TOTAL CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT -
          (Cost $329,000)........................................       329,000
                                                                    -----------
          TOTAL INVESTMENTS
          (Cost $5,466,618) - 98.29%.............................   $ 5,394,769
                                                                    -----------

----------
(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2000, the aggregate value of these securities was $372,125, representing 6.78% of net assets.

--------------------------------------------------------------------------------

 60                                  February 29, 2000 (Unaudited)
                        STRATEGIC BOND FUND - CONTINUED

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $5,466,618)..........................  $ 5,394,769
Receivable for:
 Fund shares sold.................................................          384
 Dividends and interest...........................................      119,251
Other assets......................................................          678
                                                                    -----------
TOTAL ASSETS......................................................    5,515,082
                                                                    -----------
LIABILITIES:
Payable to affiliates:
 Advisory fees....................................................          817
 Administrative fee...............................................        2,120
 Accounting services..............................................          254
 Other............................................................        6,211
Accrued expenses and other liabilities............................       17,307
                                                                    -----------
TOTAL LIABILITIES.................................................       26,709
                                                                    -----------
NET ASSETS........................................................  $ 5,488,373
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
561,972 shares outstanding........................................  $     5,620
Additional paid in capital........................................    5,614,139
Accumulated net realized loss on securities.......................      (60,676)
Undistributed net investment income...............................        1,139
Unrealized depreciation of securities.............................      (71,849)
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $ 5,488,373
                                                                    -----------


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                  STRATEGIC BOND FUND (Unaudited) - CONTINUED   61
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Interest...........................................................  $235,462
                                                                     --------
 Total investment income...........................................   235,462
                                                                     --------
EXPENSES:
Advisory fees......................................................    16,172
Custodian fees.....................................................     7,147
Administrative service fee.........................................     6,738
Report to shareholders.............................................     4,292
Audit fees and tax services........................................     3,015
Legal fees.........................................................     1,828
Trustees' fees and expenses........................................     1,019
Accounting services................................................       809
Pricing services...................................................       388
Registration and filing fees.......................................       123
Miscellaneous......................................................       830
                                                                     --------
 Total expenses....................................................    42,361
 Expense reimbursement (see Note 3)................................   (18,369)
                                                                     --------
 Net expenses......................................................    23,992
                                                                     --------
NET INVESTMENT INCOME..............................................   211,470
                                                                     --------
REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized gain (loss) on:
 Investments.............................................. $(21,675)
 Foreign currency transactions............................      632   (21,043)
                                                           --------
Net unrealized depreciation during the period:
 Investments..............................................   (8,100)
 Foreign currency translation.............................   (4,408)  (12,508)
                                                           --------  --------
 Net realized and unrealized loss on securities during the period..   (33,551)
                                                                     --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................  $177,919
                                                                     --------


STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six    For the Fiscal
                                                 Months Ending     Year Ended
                                               February 29, 2000 August 31, 1999
                                              ----------------------------------
                                                                    (audited)
OPERATIONS:
Net investment income........................     $  211,470       $  356,601
Net realized loss on securities   and foreign
currency transactions...                             (21,043)         (28,569)
Net unrealized depreciation of securities and
translation of foreign currencies during the
period.......................................        (12,508)         (59,341)
                                              ----------------------------------
 Increase in net assets resulting from
 operations..................................        177,919          268,691
                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................       (233,262)        (335,000)
Net realized gain on securities..............              -          (11,064)
                                              ----------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...............       (233,262)        (346,064)
                                              ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold....................         19,951        5,021,496
Proceeds from shares issued for distributions
reinvested...................................        233,262          346,064
                                              ----------------------------------
                                                     253,213        5,367,560
Cost of shares repurchased...................         (5,727)            (624)
                                              ----------------------------------
 Increase in net assets resulting
 from share transactions.....................        247,486        5,366,936
                                              ----------------------------------
TOTAL INCREASE IN NET ASSETS.................        192,143        5,289,563
                                              ----------------------------------
NET ASSETS:
Beginning of year............................      5,296,230            6,667
                                              ----------------------------------
End of period (including undistributed net
investment income of $1,139 and $22,931).....     $5,488,373       $5,296,230
                                              ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..................................          2,012          502,059
Shares issued for distributions reinvested...         23,644           34,237
Shares repurchased...........................           (585)             (62)
                                              ----------------------------------
 Increase in shares outstanding..............         25,071          536,234
Shares outstanding:
 Beginning of year...........................        536,901              667
                                              ----------------------------------
 End of period...............................        561,972          536,901
                                              ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 62                                  February 29, 2000 (Unaudited)
                               DOMESTIC BOND FUND

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               CORPORATE BONDS - 27.05%
               AIRLINES - 5.15%
 $239,522      Airplanes Pass-Thru Trust,
                8.15% due 03/15/11...............................   $   220,456
  149,980      Continental Airlines,
                7.08% due 11/01/04...............................       145,794
  150,000      Delta Air Lines, Inc.,
                7.70% due 12/05/05...............................       144,450
                                                                    -----------
                                                                        510,700
                                                                    -----------
               BROADCASTING - 1.21%
  150,000(/1/) Fox/Liberty Networks, LLC,
                zero coupon due 08/15/07.........................       120,375
                                                                    -----------
               DRUGS - 1.25%
  150,000      McKesson Corp.,
                6.40% due 03/01/08...............................       124,227
                                                                    -----------
               ELECTRICAL EQUIPMENT - 1.44%
  150,000      Philips Electronics NV,
                7.20% due 06/01/26...............................       142,826
                                                                    -----------
               FINANCE COMPANIES - 2.20%
  100,000      Discover Card Master Trust I,
                5.60% due 05/15/06...............................        94,530
  129,693      DLJ Commercial Mortgage Corp.,
                6.14% due 10/15/06...............................       123,889
                                                                    -----------
                                                                        218,419
                                                                    -----------
               FINANCIAL SERVICES - 5.65%
  150,000      Charter Communications Holding,
                8.25% due 04/01/07...............................       137,624
  150,000      Green Tree Financial Corp., Class A7,
                7.14% due 01/15/29...............................       147,000
  150,000      Household Finance Corp.,
                6.40% due 06/17/08...............................       135,789
  150,000      Sears Credit Account Master Trust, Class A2,
                5.25% due 10/16/08...............................       139,500
                                                                    -----------
                                                                        559,913
                                                                    -----------
               FOODS - 1.42%
  150,000      Nabisco, Inc.,
                7.55% due 06/15/15...............................       140,969
                                                                    -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               LODGING - 1.52%
 $250,000      Crown Castle International Holding,
                zero coupon due 05/15/11.........................   $   151,250
                                                                    -----------
               METALS - ALUMINUM - 1.30%
  150,000      Scotia Pacific Co., LLC, Series B,
                7.11% due 01/20/14...............................       129,192
                                                                    -----------
               POLLUTION CONTROL - 1.42%
  150,000      WMX Technologies, Inc.,
                7.10% due 08/01/26...............................       140,679
                                                                    -----------
               TELECOMMUNICATIONS - 1.63%
  150,000(/1/) Omnipoint Corp.,
                11.50% due 09/15/09..............................       162,000
                                                                    -----------
               UTILITIES - COMMUNICATION - 1.45%
  150,000      GTE Corp.,
                7.90% due 02/01/27...............................       143,595
                                                                    -----------
               UTILITIES - GAS, PIPELINE - 1.41%
  150,000      Williams Companies, Inc.,
                6.50% due 08/01/06...............................       139,901
                                                                    -----------
               TOTAL CORPORATE BONDS
               (Cost $2,863,035).................................     2,684,046
                                                                    -----------
               UNITED STATES GOVERNMENT -
               LONG-TERM - 67.79%
               FEDERAL AGENCIES - 14.31%
  400,000      Federal Home Loan Bank,
                5.13% due 09/15/03...............................       376,188
               Government National Mortgage Association:
  608,925       7.00% due 09/15/28...............................       583,618
  493,308       6.50% due 06/15/29...............................       459,545
                                                                    -----------
                                                                      1,419,351
                                                                    -----------
               GOVERNMENT SPONSORED - 17.44%
               Federal National Mortgage Association:
  955,460       6.50% due 04/01/29...............................       893,059
  750,000       6.00% due 05/15/08...............................       693,983
  150,000(/1/) Government Lease Trust, Class A2,
                6.18% due 05/18/05...............................       143,770
                                                                    -----------
                                                                      1,730,812
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
            U. S. TREASURY NOTES - 36.04%
            United States Treasury Notes:
 $3,050,000  6.88% due 05/15/06..................................   $ 3,077,633
    500,000  6.38% due 08/15/02..................................       497,810
                                                                    -----------
                                                                      3,575,443
                                                                    -----------
            TOTAL UNITED STATES GOVERNMENT -
            LONG-TERM
            (Cost $6,955,530)....................................     6,725,606
                                                                    -----------
            CORPORATE SHORT-TERM -
            REPURCHASE AGREEMENT - 2.20%
            BANKS - OTHER - 2.20%
    218,000 State Street Bank Repurchase Agreement, 5.65%, dated
            02/29/00, to be repurchased at $218,034 on 03/01/00,
            collateralized by U.S. Treasury Note, 6.63%,
            04/30/02, with a par value of $220,000 (Cost
            $218,000)............................................       218,000
                                                                    -----------
            TOTAL CORPORATE SHORT-TERM -
            REPURCHASE AGREEMENT
            (Cost $218,000)......................................       218,000
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $10,036,565) - 97.04%..........................   $ 9,627,652
                                                                    -----------

----
(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2000, the aggregate value of these securities was $426,145 representing 4.30% of net assets.

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  63
                         DOMESTIC BOND FUND - CONTINUED

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,036,565).......................... $ 9,627,652
Receivable for:
 Fund shares sold..................................................     181,317
 Dividends and interest............................................     136,397
Other assets.......................................................       1,825
                                                                    -----------
TOTAL ASSETS.......................................................   9,947,191
                                                                    -----------
LIABILITIES:
Payable for fund shares redeemed...................................         158
Payable to affiliates:
 Advisory fees.....................................................       1,055
 Administrative fees...............................................       2,570
 Accounting services...............................................         309
 Other.............................................................       8,070
Accrued expenses and other liabilities.............................      13,547
                                                                    -----------
TOTAL LIABILITIES..................................................      25,709
                                                                    -----------
NET ASSETS......................................................... $ 9,921,482
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
1,070,691 shares outstanding......................................  $    10,707
Additional paid in capital........................................   10,535,944
Accumulated net realized loss on securities.......................     (220,675)
Undistributed net investment income...............................        4,419
Unrealized depreciation of securities.............................     (408,913)
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $ 9,921,482
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 64                DOMESTIC BOND FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Interest............................................................. $ 298,242
                                                                      ---------
 Total investment income.............................................   298,242
                                                                      ---------
EXPENSES:
Advisory fees........................................................    26,601
Custodian fees.......................................................    12,476
Administrative service fee...........................................    11,084
Report to shareholders...............................................     7,044
Audit fees and tax services..........................................     5,206
Legal fees...........................................................     2,908
Registration and filing fees.........................................     2,418
Trustees' fees and expenses..........................................     1,651
Accounting services..................................................     1,330
Pricing services.....................................................       639
Miscellaneous........................................................     1,038
                                                                      ---------
 Total expenses......................................................    72,395
 Expense reimbursement (see Note 3)..................................   (37,777)
                                                                      ---------
 Net expenses........................................................    34,618
                                                                      ---------
NET INVESTMENT INCOME................................................   263,624
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on investments.....................................  (174,186)
Net unrealized appreciation of investments during the period.........     4,426
                                                                      ---------
 Net realized and unrealized loss on securities during the period....  (169,760)
                                                                      ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $  93,864
                                                                      ---------


STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six    For the  Fiscal
                                                 Months Ended      Year Ended
                                               February 29, 2000 August 31, 1999
                                              ----------------------------------
                                                                    (audited)
OPERATIONS:
Net investment income........................     $  263,624       $  354,252
Net realized gain (loss) on securities.......       (174,186)          17,325
Net unrealized appreciation (depreciation) of
 securities during the period................          4,426         (413,339)
                                              ----------------------------------
 Increase (decrease) in net assets resulting
  from operations............................         93,864          (41,762)
                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................       (262,466)        (352,037)
Net realized gain on securities..............           (179)         (63,635)
                                              ----------------------------------
 Decrease in net assets resulting from
  distributions to shareholders..............       (262,645)        (415,672)
                                              ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold....................      1,575,815       10,859,615
Proceeds from shares issued for distributions
 reinvested..................................        262,645          415,672
                                              ----------------------------------
                                                   1,838,460       11,275,287
Cost of shares repurchased...................              -       (2,567,717)
                                              ----------------------------------
 Increase in net assets resulting
  from share transactions....................      1,838,460        8,707,570
                                              ----------------------------------
TOTAL INCREASE IN NET ASSETS.................      1,669,679        8,250,136
NET ASSETS:
Beginning of year............................      8,251,803            1,667
                                              ----------------------------------
End of period (including undistributed net
 investment income of $4,419 and $3,261).....     $9,921,482       $8,251,803
                                              ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..................................        167,768        1,097,349
Shares issued for distributions reinvested...         28,083           42,275
Shares repurchased...........................              -         (264,951)
                                              ----------------------------------
 Increase in shares outstanding..............        195,851          874,673
Shares outstanding:
 Beginning of year...........................        874,840              167
                                              ----------------------------------
 End of period...............................      1,070,691          874,840
                                              ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)   CORE BOND FUND                 65

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               CORPORATE BONDS - 48.66%
               AUTO - CARS - 2.86%
 $ 95,000      Daimler Chrysler NA Holding,
                7.40% due 01/20/05...............................   $    94,552
   55,000      General Motors Acceptance Corp.,
                7.75% due 01/19/10...............................        54,501
                                                                    -----------
                                                                        149,053
                                                                    -----------
               BANKS - OTHER - 2.64%
   85,000      Bank of America Corp.,
                7.80% due 02/15/10...............................        84,025
   55,000      First Union Corp.,
                6.95% due 11/01/04...............................        53,506
                                                                    -----------
                                                                        137,531
                                                                    -----------
               BANKS - REGIONAL - 1.05%
   55,000      First Union National Bank,
                7.88% due 02/15/10...............................        54,549
                                                                    -----------
               CHEMICAL - MAJOR - 1.01%
   55,000      Dow Chemical Co.,
                7.38% due 11/01/29...............................        52,683
                                                                    -----------
               CONGLOMERATES - 1.89%
  100,000(/1/) Tyco International Group SA,
                6.88% due 09/05/02...............................        98,275
                                                                    -----------
               CONSUMER FINANCE - 1.64%
   95,000      Associates Corp. of North America,
                6.95% due 11/01/18...............................        85,534
                                                                    -----------
               CONTAINERS - METAL/GLASS - 1.15%
   65,000      Owens Corning,
                7.70% due 05/01/08...............................        59,937
                                                                    -----------
               FINANCE COMPANIES - 8.56%
   20,000      Capital One Bank,
                6.40% due 05/08/03...............................        19,096
               Goldman Sachs Group, Inc.:
   95,000       7.80% due 01/28/10...............................        93,749
   55,000       7.50% due 01/28/05...............................        54,604
  200,000      KFW International Finance,
                7.13% due 02/15/05...............................       199,320
   80,000      Newcourt Credit Group, Inc.,
                7.13% due 12/17/03...............................        78,663
                                                                    -----------
                                                                        445,432
                                                                    -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          FINANCIAL SERVICES - 6.10%
 $ 30,000 Beneficial Corp.,
           6.47% due 11/17/08.....................................   $    27,298
   75,000 Countrywide Home,
           6.25% due 04/15/09.....................................        66,309
   95,000 General Electric Capital Corp.,
           7.25% due 02/01/05.....................................        94,226
   45,000 Household Finance Corp.,
           7.88% due 03/01/07.....................................        44,933
   85,000 Potomac Capital Investment Corp.,
           7.55% due 11/19/01.....................................        84,914
                                                                     -----------
                                                                         317,680
                                                                     -----------
          FOODS - 1.06%
   55,000 IBP, Inc.,
           7.95% due 02/01/10.....................................        55,115
                                                                     -----------
          MACHINERY - AGRICULTURE - 1.02%
   55,000 Deere & Co.,
           6.55% due 07/15/04.....................................        52,960
                                                                     -----------
          MERCHANDISE - DRUG - 1.01%
          Rite Aid Corp.:
   10,000  7.13% due 01/15/07.....................................         6,200
   75,000  6.50% due 12/15/05.....................................        46,500
                                                                     -----------
                                                                          52,700
                                                                     -----------
          SECURITIES RELATED - 3.60%
   95,000 Lehman Brothers Holdings, Inc.,
           7.75% due 01/15/05.....................................        94,108
  100,000 Morgan Stanley Dean Witter,
           5.63% due 01/20/04.....................................        93,563
                                                                     -----------
                                                                         187,671
                                                                     -----------
          TELECOMMUNICATIONS - 6.20%
   85,000 AT&T Corp.,
           6.50% due 03/15/29.....................................        72,383
  120,000 Bell Atlantic Pennsylvania, Inc.,
           6.00% due 12/01/28.....................................        97,255
          Bellsouth Capital Funding Corp.:
   60,000  7.88% due 02/15/30.....................................        62,714
   60,000  7.75% due 02/15/10.....................................        60,762
   30,000 Northwestern Bell Telephone,
           7.75% due 05/01/30.....................................        29,520
                                                                     -----------
                                                                         322,634
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          UTILITIES - ELECTRIC - 5.97%
 $ 50,000 Appalachian Power Co.,
           8.00% due 06/01/25.....................................   $    51,522
   60,000 Arizona Public Service,
           5.88% due 02/15/04.....................................        56,462
   45,000 Cinergy Corp.,
           6.13% due 04/15/04.....................................        42,125
   45,000 Edison International, Inc.,
           6.88% due 09/15/04.....................................        43,884
          National Rural Utilities:
   45,000  7.38% due 02/10/03.....................................        45,240
   25,000  5.70% due 01/15/10.....................................        21,996
   55,000 Pennsylvania Electric Co.,
           6.63% due 04/01/19.....................................        49,704
                                                                     -----------
                                                                         310,933
                                                                     -----------
          UTILITIES - GAS, PIPELINE - 2.90%
   55,000 Enron Corp.,
           6.75% due 09/01/04.....................................        52,983
   55,000 Peco Energy Transition Trust,
           6.13% due 03/01/09.....................................        50,136
   50,000 Williams Companies, Inc.,
           7.63% due 07/15/19.....................................        47,841
                                                                     -----------
                                                                         150,960
                                                                     -----------
          TOTAL CORPORATE BONDS
          (Cost $2,617,689).......................................     2,533,647
                                                                     -----------
          CORPORATE BONDS - FOREIGN - 7.79%
          BANKS - OTHER - 5.17%
   70,000 Asian Development Bank,
           6.50% due 10/21/02.....................................        68,928
  200,000 Inter-American Development Bank,
           7.38% due 01/15/10.....................................       200,062
                                                                     -----------
                                                                         268,990
                                                                     -----------
          INSURANCE - MULTILINE - 1.71%
          Fairfax Financial Holdings, Ltd.:
   45,000  8.25% due 10/01/15.....................................        39,747
   55,000  7.38% due 03/15/06.....................................        49,169
                                                                     -----------
                                                                          88,916
                                                                     -----------
          TELECOMMUNICATIONS - 0.91%
   60,000 MetroNet Communications Corp.,
           9.95% due 06/15/08.....................................        47,554
                                                                     -----------

--------------------------------------------------------------------------------

 66                                  February 29, 2000 (Unaudited)
                           CORE BOND FUND - CONTINUED

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          TOTAL CORPORATE BONDS - FOREIGN
          (Cost $416,719).........................................   $   405,460
                                                                     -----------
          UNITED STATES GOVERNMENT -
          LONG-TERM - 36.34%
          FEDERAL AGENCIES - 4.29%
          Federal Home Loan Bank:
 $ 60,000  7.22% due 02/25/03.....................................        59,719
   55,000  5.81% due 03/23/09.....................................        49,517
   75,000  5.32% due 12/23/08.....................................        65,262
   50,000 Government National Mortgage Association,
           7.50% due 03/01/30.....................................        49,086
                                                                     -----------
                                                                         223,584
                                                                     -----------
          GOVERNMENT SPONSORED - 23.82%
   85,000 Federal Farm Credit Bank,
           6.75% due 07/07/09.....................................        81,706
          Federal Home Loan Mortgage Corp.:
   25,000  8.00% due 03/01/30.....................................        25,070
   60,000  6.88% due 01/15/05.....................................        59,372
  220,000  6.63% due 09/15/09.....................................       210,786
          Federal National Mortgage Association:
   50,000  7.50% due 03/01/15.....................................        50,176
   55,000  7.13% due 02/15/05.....................................        55,026
  100,000  7.00% due 03/01/30.....................................        95,828
   75,000  6.65% due 11/07/07.....................................        71,765
  205,000  6.63% due 09/15/09.....................................       196,462
   50,000  6.50% due 03/01/15.....................................        48,063
  250,000  6.50% due 03/01/30.....................................       233,478
   65,000  6.37% due 01/30/08.....................................        61,212
   55,000  6.28% due 02/12/08.....................................        51,528
                                                                     -----------
                                                                       1,240,472
                                                                     -----------
          U.S. TREASURY NOTES - 8.23%
          United States Treasury Notes:
   30,000  6.50% due 10/15/06.....................................        29,700
   80,000  6.25% due 08/31/02.....................................        79,400
  120,000  6.00% due 08/15/04.....................................       117,150
   55,000  5.88% due 11/15/05.....................................        52,929
  170,000  4.75% due 11/15/08.....................................       149,388
                                                                     -----------
                                                                         428,567
                                                                     -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          TOTAL UNITED STATES GOVERNMENT -
          LONG-TERM
          (Cost $1,915,298)......................................   $ 1,892,623
                                                                    -----------
          FOREIGN GOVERNMENT BONDS -
          LONG-TERM - 1.72%
          GOVERNMENT BOND - CANADA - 1.72%
 $ 90,000 Canada Mortgage & Housing,
           7.20% due 02/01/05....................................        89,805
                                                                    -----------
          TOTAL FOREIGN GOVERNMENT BONDS -
          LONG-TERM
          (Cost $89,991).........................................        89,805
                                                                    -----------
          CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT - 17.55%
          BANKS - OTHER - 17.55%
  914,000 State Street Bank Repurchase Agreement, 5.65%, dated
          02/29/00, to be repurchased at $914,143 on 03/01/00,
          collateralized by U.S. Treasury Notes, 7.25%, 08/15/04,
          with a par value of $915,000 (Cost $914,000)...........       914,000
                                                                    -----------
          TOTAL CORPORATE SHORT-TERM -
          REPURCHASE AGREEMENT
          (Cost $914,000)........................................       914,000
                                                                    -----------
          TOTAL INVESTMENTS
          (Cost $5,953,697) - 112.06%............................   $ 5,835,535
                                                                    -----------

---------
(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2000, the aggregate value of these securities was $98,275 representing 1.89% of net assets.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $5,953,697)........................... $5,835,535
Receivable for:
 Investments sold..................................................    105,269
 Dividends and interest............................................     70,241
Other assets.......................................................      1,132
                                                                    ----------
TOTAL ASSETS.......................................................  6,012,177
                                                                    ----------
LIABILITIES:
Payable for investments purchased..................................    778,645
Payable to affiliates:
 Advisory fees.....................................................        717
 Administrative fees...............................................      2,244
 Accounting services...............................................        269
 Other.............................................................      6,090
Accrued expenses and other liabilities.............................     16,917
                                                                    ----------
TOTAL LIABILITIES..................................................    804,882
                                                                    ----------
NET ASSETS......................................................... $5,207,295
                                                                    ----------


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
552,062 shares outstanding......................................... $    5,521
Additional paid in capital.........................................  5,501,735
Accumulated net realized loss on securities........................   (184,361)
Undistributed net investment income................................      2,562
Unrealized depreciation of securities..............................   (118,162)
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $5,207,295
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                     CORE BOND FUND (Unaudited) - CONTINUED     67

STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Interest............................................................. $ 181,297
                                                                      ---------
 Total investment income.............................................   181,297
                                                                      ---------
EXPENSES:
Advisory fees........................................................    12,849
Custodian fees.......................................................     6,836
Administrative service fee...........................................     6,424
Report to shareholders...............................................     4,163
Audit fees and tax services..........................................     2,862
Legal fees...........................................................     1,756
Trustees' fees and expenses..........................................       973
Accounting services..................................................       771
Pricing services.....................................................       372
Registration and filing fees.........................................        99
Miscellaneous........................................................       819
                                                                      ---------
 Total expenses......................................................    37,924
 Expense reimbursement (see Note 3)..................................   (17,368)
                                                                      ---------
 Net expenses........................................................    20,556
                                                                      ---------
NET INVESTMENT INCOME................................................   160,741
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on securities......................................  (143,674)
Net unrealized appreciation of securities during the period..........    65,874
                                                                      ---------
 Net realized and unrealized loss on securities during the period....   (77,800)
                                                                      ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $  82,941
                                                                      ---------


STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six    For the Fiscal
                                                 Months Ended      Year Ended
                                               February 29, 2000 August 31, 1999

                                              ----------------------------------
                                                                    (audited)
OPERATIONS:
Net investment income........................     $  160,741       $  260,813
Net realized loss on securities..............       (143,674)         (24,396)
Net unrealized appreciation (depreciation) of
securities
during the period............................         65,874         (184,036)
                                              ----------------------------------
 Increase in net assets resulting from
 operations..................................         82,941           52,381
                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................       (160,231)        (259,674)
Net realized gain on securities..............              -          (16,291)
                                              ----------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...............       (160,231)        (275,965)
                                              ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold....................         14,538        5,060,442
Proceeds from shares issued for distributions
reinvested...................................        160,231          275,965
                                              ----------------------------------
                                                     174,769        5,336,407
Cost of shares repurchased...................         (8,756)            (918)
                                              ----------------------------------
 Increase in net assets resulting
 from share transactions.....................        166,013        5,335,489
                                              ----------------------------------
TOTAL INCREASE IN NET ASSETS ................         88,723        5,111,905
NET ASSETS:
Beginning of year............................      5,118,572            6,667
                                              ----------------------------------
End of period (including undistributed net
investment income of $2,562 and $2,052)......     $5,207,295       $5,118,572
                                              ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..................................          1,527          506,020
Shares issued for distributions reinvested...         16,886           27,974
Shares repurchased...........................           (919)             (93)
                                              ----------------------------------
 Increase in shares outstanding..............         17,494          533,901
Shares outstanding:
 Beginning of year...........................        534,568              667
                                              ----------------------------------
 End of period...............................        552,062          534,568
                                              ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 68                                  February 29, 2000 (Unaudited)
                               MONEY MARKET FUND

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS
          COMMERCIAL PAPER - 87.36%
          BANKS - NEW YORK CITY - 3.98%
 $440,000 CitiCorp.,
           5.72% due 03/01/00.....................................   $   440,000
                                                                     -----------
          BANKS - REGIONAL - 4.05%
  450,000 BancOne Corp.,
           5.73% due 03/24/00.....................................       448,340
                                                                     -----------
          BEVERAGE - SOFT DRINKS - 1.78%
  199,000 Coca Cola Co.,
           5.86% due 05/15/00.....................................       196,566
                                                                     -----------
          CHEMICAL - MAJOR - 7.90%
  440,000 DuPont (E.I.) de Nemours & Co.,
           5.82% due 04/13/00.....................................       436,939
  439,000 PPG Industries, Inc.,
           5.76% due 03/29/00.....................................       437,028
                                                                     -----------
                                                                         873,967
                                                                     -----------
          CONGLOMERATES - 3.94%
  440,000 Fortune Brands,
           5.82% due 04/27/00.....................................       435,938
                                                                     -----------
          CONSUMER FINANCE - 2.21%
  245,000 Sears Roebuck Acceptance Corp.,
           5.85% due 03/06/00.....................................       244,800
                                                                     -----------
          FINANCE COMPANIES - 16.64%
  300,000 Bell Atlantic Financial Services, Inc.,
           5.80% due 04/05/00.....................................       298,305
  223,000 Caterpillar Financial Services Corp.,
           5.97% due 07/18/00.....................................       217,849
  350,000 Ciesco L.P.,
           5.85% due 04/26/00.....................................       346,814
  250,000 Ford Motor Credit Co.,
           5.63% due 04/10/00.....................................       248,422
  253,000 General Electric Capital Corp.,
           5.77% due 03/08/00.....................................       252,715
  136,000 General Electric Capital Services, Inc.,
           5.90% due 04/20/00.....................................       134,881
  344,000 General Motors Acceptance Corp.,
           5.84% due 04/05/00.....................................       342,045
                                                                     -----------
                                                                       1,841,031
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          FINANCIAL SERVICES - 3.61%
 $400,000 Household Finance Corp.,
           5.40% due 03/13/00.....................................   $   399,267
                                                                     -----------
          FOODS - 9.75%
  360,000 Albertson's, Inc.,
           5.87% due 07/14/00.....................................       359,810
  425,000 Archer Daniels Midland Co.,
           5.90% due 04/17/00.....................................       421,680
  298,000 Kellogg Co.,
           5.75% due 03/07/00.....................................       296,867
                                                                     -----------
                                                                       1,078,357
                                                                     -----------
          HEALTHCARE - 4.07%
  450,000 Baxter International, Inc.,
           5.83% due 03/02/00.....................................       449,927
                                                                     -----------
          HOUSEHOLD PRODUCTS - 3.60%
  400,000 Colgate-Palmolive Co.,
           5.74% due 03/22/00.....................................       398,659
                                                                     -----------
          MACHINERY -
          INDUSTRIAL/SPECIALTY - 3.62%
  400,000 Dover Corp.,
           6.13% due 02/28/01.....................................       400,000
                                                                     -----------
          PHOTOGRAPHY - 3.49%
  390,000 Eastman Kodak Co.,
           5.82% due 04/25/00.....................................       386,524
                                                                     -----------
          SECURITIES RELATED - 3.63%
  407,000 Morgan Stanley Dean Witter & Co.,
           5.93% due 05/26/00.....................................       401,227
                                                                     -----------
          TELECOMMUNICATIONS - 1.26%
  140,000 Bell Atlantic Network Funding,
           5.80% due 03/13/00.....................................       139,728
                                                                     -----------
          UTILITIES - COMMUNICATION - 8.31%
  477,000 BellSouth Telecommunications, Inc.,
           5.72% due 03/03/00.....................................       475,572
  445,000 GTE Corp.,
           5.83% due 03/15/00.....................................       443,987
                                                                     -----------
                                                                         919,559
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          UTILITIES - ELECTRIC - 5.52%
 $313,000 Conectiv, Inc.,
           5.97% due 03/28/00.....................................   $   311,596
  300,000 Pacific Gas & Electric Co.,
           5.78% due 03/20/00.....................................       299,084
                                                                     -----------
                                                                         610,680
                                                                     -----------
          TOTAL COMMERCIAL PAPER
          (Cost $9,664,570).......................................     9,664,570
                                                                     -----------
          UNITED STATES GOVERNMENT - 11.06%
          FEDERAL AGENCIES - 0.90%
  100,000 Federal Home Loan Bank,
           5.60% due 03/15/00.....................................        99,780
                                                                     -----------
          GOVERNMENT SPONSORED - 10.16%
  626,000 Federal Home Loan Mortgage Corp.,
           5.60% due 03/07/00.....................................       625,509
  500,000 Federal National Mortgage Association,
           5.75% due 03/15/00.....................................       498,871
                                                                     -----------
                                                                       1,124,380
                                                                     -----------
          TOTAL UNITED STATES GOVERNMENT
          (Cost $1,224,160).......................................     1,224,160
                                                                     -----------
          FOREIGN GOVERNMENT - 1.92%
  214,000 Province of British Columbia,
           5.80% due 04/11/00.....................................       212,580
                                                                     -----------
          TOTAL FOREIGN GOVERNMENT
          (Cost $212,580).........................................       212,580
                                                                     -----------
          TOTAL INVESTMENTS
          (Cost $11,101,310) - 100.34%............................   $11,101,310
                                                                     -----------

--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  69
                         MONEY MARKET FUND - CONTINUED

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $11,101,310).......................... $11,101,310
Receivable for:
 Fund shares sold..................................................         493
 Dividends and interest............................................       1,082
Other assets.......................................................       1,997
                                                                    -----------
TOTAL ASSETS.......................................................  11,104,882
                                                                    -----------
LIABILITIES:
Payable to affiliates:
 Advisory fees.....................................................         753
 Administrative fees...............................................       4,498
 Accounting services...............................................         538
 Other.............................................................      12,857
Accrued expenses and other liabilities.............................      22,846
                                                                    -----------
TOTAL LIABILITIES..................................................      41,492
                                                                    -----------
NET ASSETS......................................................... $11,063,390
                                                                    -----------


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
11,063,390 shares outstanding...................................... $   110,634
Additional paid in capital.........................................  10,952,756
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $11,063,390
                                                                    -----------


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 70                MONEY MARKET FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Interest.............................................................. $301,838
                                                                       --------
 Total investment income..............................................  301,838
                                                                       --------
EXPENSES:
Custodian fees........................................................   13,940
Advisory fees.........................................................   13,118
Administrative service fee............................................   13,118
Report to shareholders................................................    8,428
Audit fees and tax services...........................................    6,245
Legal fees............................................................    3,355
Trustees' fees and expenses...........................................    1,973
Accounting services...................................................    1,574
Pricing services......................................................      744
Registration and filing fees..........................................      115
Miscellaneous.........................................................    1,074
                                                                       --------
 Total expenses.......................................................   63,684
 Expense reimbursement (see Note 3)...................................  (34,298)
                                                                       --------
 Net expense..........................................................   29,386
                                                                       --------
NET INVESTMENT INCOME.................................................  272,452
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $272,452
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $   272,452      $   316,040
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................         272,452          316,040
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................        (272,452)        (316,041)
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............        (272,452)        (316,041)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................       3,330,435       10,673,613
Proceeds from shares issued for
distributions reinvested....................         272,452          316,041
                                              ---------------------------------
                                                   3,602,887       10,989,654
Cost of shares repurchased..................      (2,323,964)      (1,211,854)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................       1,278,923        9,777,800
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................       1,278,923        9,777,800
NET ASSETS:
Beginning of year...........................       9,784,467            6,667
                                              ---------------------------------
End of period...............................     $11,063,390      $ 9,784,467
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................       3,330,435       10,673,613
Shares issued for distributions reinvested..         272,452          316,041
Shares repurchased..........................      (2,323,964)      (1,211,854)
                                              ---------------------------------
 Increase in shares outstanding.............       1,278,923        9,777,800
Shares outstanding:
 Beginning of year..........................       9,784,467            6,667
                                              ---------------------------------
 End of period..............................      11,063,390        9,784,467
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  71
                             GROWTH LIFESTYLE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           SCHEDULE OF INVESTMENTS
           INVESTMENT COMPANIES -
           AFFILIATED - 100.02%
           BOND FUNDS - 9.92%
  120,001  AGSPC 3 Domestic Bond Fund.............................   $ 1,112,410
                                                                     -----------
           INTERNATIONAL FUNDS - 29.61%
  106,734  AGSPC 3 International Growth Fund......................     1,657,572
   90,683  AGSPC 3 International Value Fund.......................     1,663,125
                                                                     -----------
                                                                       3,320,697
                                                                     -----------
           LARGE CAP FUNDS - 25.04%
   89,776  AGSPC 3 Large Cap Growth Fund..........................     1,457,063
  135,780  AGSPC 3 Large Cap Value Fund...........................     1,351,012
                                                                     -----------
                                                                       2,808,075
                                                                     -----------
           MID CAP FUNDS - 15.05%
   61,243  AGSPC 3 Mid Cap Growth Fund............................       787,585
   79,997  AGSPC 3 Mid Cap Value Fund.............................       900,770
                                                                     -----------
                                                                       1,688,355
                                                                     -----------
           SMALL CAP FUNDS - 20.40%
   41,515  AGSPC 3 Small Cap Growth Fund..........................     1,149,962
  108,741  AGSPC 3 Small Cap Value Fund...........................     1,137,427
                                                                     -----------
                                                                       2,287,389
                                                                     -----------
           TOTAL INVESTMENT COMPANIES -
           AFFILIATED
           (Cost $9,209,623)......................................    11,216,926
                                                                     -----------
           TOTAL INVESTMENTS
           (Cost $9,209,623) - 100.02%............................   $11,216,926
                                                                     -----------



--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $9,209,623)..........................  $11,216,926
Receivable for:
 Investments sold.................................................      193,242
 Dividends and interest...........................................       16,778
Other assets......................................................        5,772
                                                                    -----------
TOTAL ASSETS......................................................   11,432,718
                                                                    -----------
LIABILITIES:
Payable for:
 Investments purchased............................................      215,542
 Fund shares redeemed.............................................        1,569
Payable to affiliates - advisory fees.............................          854
                                                                    -----------
TOTAL LIABILITIES.................................................      217,965
                                                                    -----------
NET ASSETS........................................................  $11,214,753
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
792,538 shares outstanding........................................  $     7,925
Additional paid in capital........................................    8,801,915
Undistributed net realized gain on securities.....................    1,046,794
Accumulated net investment loss...................................     (649,184)
Unrealized appreciation of securities.............................    2,007,303
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $11,214,753
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 72              GROWTH LIFESTYLE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Dividends...................................................... $   80,066
                                                                ----------
 Total investment income.......................................     80,066
                                                                ----------
EXPENSES:
Advisory fees..................................................      4,806
                                                                ----------
 Total expenses................................................      4,806
                                                                ----------
NET INVESTMENT INCOME..........................................     75,260
                                                                ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities................................    472,100
Capital gain distributions.....................................    711,550
Net unrealized appreciation of securities during the period....    755,892
                                                                ----------
 Net realized and  unrealized gain on securities during the
 period........................................................  1,939,542
                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $2,014,802
                                                                ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $    75,260      $   51,675
Net realized gain on securities.............         472,100         160,055
Capital gain distributions..................         711,550          26,657
Net unrealized appreciation of securities
during the period...........................         755,892       1,251,411
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................       2,014,802       1,489,798
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................        (743,904)        (32,215)
Net realized gain on securities.............        (323,568)              -
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............      (1,067,472)        (32,215)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................         853,204       7,135,612
Proceeds from shares issued for
distributions reinvested....................       1,067,472          32,215
                                              ---------------------------------
                                                   1,920,676       7,167,827
Cost of shares repurchased..................        (133,428)       (151,902)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................       1,787,248       7,015,925
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................       2,734,578       8,473,508
NET ASSETS:
Beginning of year...........................       8,480,175           6,667
                                              ---------------------------------
End of period (including undistributed net
investment income of ($649,184) and
$19,460)....................................     $11,214,753      $8,480,175
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................          62,255         672,676
Shares issued for distributions reinvested..          75,924           2,639
Shares repurchased..........................          (9,819)        (11,804)
                                              ---------------------------------
 Increase in shares outstanding.............         128,360         663,511
Shares outstanding:
 Beginning of year..........................         664,178             667
                                              ---------------------------------
 End of period..............................         792,538         664,178
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  73
                         MODERATE GROWTH LIFESTYLE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           SCHEDULE OF INVESTMENTS
           INVESTMENT COMPANIES-
           AFFILIATED - 100.02%
           BOND FUNDS - 24.81%
  344,360  AGSPC 3 Domestic Bond Fund.............................   $ 3,192,220
                                                                     -----------
           INTERNATIONAL FUNDS - 14.81%
   57,172  AGSPC 3 International Growth Fund......................       887,880
   55,512  AGSPC 3 International Value Fund.......................     1,018,089
                                                                     -----------
                                                                       1,905,969
                                                                     -----------
           LARGE CAP FUNDS - 30.05%
  118,885  AGSPC 3 Large Cap Growth Fund..........................     1,929,496
  194,789  AGSPC 3 Large Cap Value Fund...........................     1,938,155
                                                                     -----------
                                                                       3,867,651
                                                                     -----------
           MID CAP FUNDS - 15.06%
   70,285  AGSPC 3 Mid Cap Growth Fund............................       903,860
   91,808  AGSPC 3 Mid Cap Value Fund.............................     1,033,755
                                                                     -----------
                                                                       1,937,615
                                                                     -----------
           SMALL CAP FUNDS - 15.29%
   33,343  AGSPC 3 Small Cap Growth Fund..........................       923,608
   99,829  AGSPC 3 Small Cap Value Fund...........................     1,044,213
                                                                     -----------
                                                                       1,967,821
                                                                     -----------
           TOTAL INVESTMENT COMPANIES -
           AFFILIATED
           (Cost $11,765,099).....................................    12,871,276
                                                                     -----------
           TOTAL INVESTMENTS
           (Cost $11,765,099) - 100.02%...........................   $12,871,276
                                                                     -----------



--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $11,765,099).........................  $12,871,276
Receivable for:
 Investments sold.................................................      200,879
 Fund shares sold.................................................       56,567
 Dividends and interest...........................................       36,362
Other assets......................................................        8,797
                                                                    -----------
TOTAL ASSETS......................................................   13,173,881
                                                                    -----------
LIABILITIES:
Payable for investments purchased.................................      304,228
Payable to affiliates - advisory fees.............................          995
                                                                    -----------
TOTAL LIABILITIES.................................................      305,223
                                                                    -----------
NET ASSETS........................................................  $12,868,658
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
1,019,146 shares outstanding......................................  $    10,191
Additional paid in capital........................................   11,323,900
Undistributed net realized gain on securities.....................    1,171,229
Accumulated net investment loss...................................     (742,839)
Unrealized appreciation of securities.............................    1,106,177
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $12,868,658
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 74          MODERATE GROWTH LIFESTYLE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Dividends...................................................... $  125,669
                                                                ----------
 Total investment income.......................................    125,669
                                                                ----------
EXPENSES:
Advisory fees..................................................      5,716
                                                                ----------
 Total expenses................................................      5,716
                                                                ----------
NET INVESTMENT INCOME..........................................    119,953
                                                                ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities................................    497,904
Capital gain distributions.....................................    810,493
Net unrealized appreciation of investments during the period...    180,269
                                                                ----------
Net realized and unrealized gain on securities during the
period.........................................................  1,488,666
                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $1,608,619
                                                                ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $   119,953      $   124,085
Net realized gain on securities.............         497,904          218,301
Capital gain distributions..................         810,493           34,120
Net unrealized appreciation of securities
during the period...........................         180,269          925,908
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................       1,608,619        1,302,414
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................        (910,341)         (76,536)
Net realized gain on securities.............        (389,589)               -
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............      (1,299,930)         (76,536)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................       1,176,640        9,333,933
Proceeds from shares issued for
distributions reinvested....................       1,299,930           76,536
                                              ---------------------------------
                                                   2,476,570        9,410,469
Cost of shares repurchased..................        (265,211)        (294,404)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................       2,211,359        9,116,065
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................       2,520,048       10,341,943
NET ASSETS:
Beginning of year...........................      10,348,610            6,667
                                              ---------------------------------
End of period (including undistributed net
investment income of ($742,839) and
$47,549)....................................     $12,868,658      $10,348,610
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................          93,059          862,163
Shares issued for distributions reinvested..         102,059            6,384
Shares repurchased..........................         (21,249)         (23,937)
                                              ---------------------------------
 Increase in shares outstanding.............         173,869          844,610
Shares outstanding:
 Beginning of year..........................         845,277              667
                                              ---------------------------------
 End of period..............................       1,019,146          845,277
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 29, 2000 (Unaudited)                                  75
                       CONSERVATIVE GROWTH LIFESTYLE FUND

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           SCHEDULE OF INVESTMENTS
           INVESTMENT COMPANIES -
           AFFILIATED - 100.02%
           BOND FUNDS - 39.76%
  407,862  AGSPC 3 Domestic Bond Fund.............................   $ 3,780,882
                                                                     -----------
           INTERNATIONAL FUNDS - 9.89%
   30,227  AGSPC 3 International Growth Fund......................       469,427
   25,681  AGSPC 3 International Value Fund.......................       470,990
                                                                     -----------
                                                                         940,417
                                                                     -----------
           LARGE CAP FUNDS - 30.10%
   88,001  AGSPC 3 Large Cap Growth Fund..........................     1,428,261
  144,190  AGSPC 3 Large Cap Value Fund...........................     1,434,694
                                                                     -----------
                                                                       2,862,955
                                                                     -----------
           MID CAP FUNDS - 10.05%
   37,162  AGSPC 3 Mid Cap Growth Fund............................       477,905
   42,475  AGSPC 3 Mid Cap Value Fund.............................       478,263
                                                                     -----------
                                                                         956,168
                                                                     -----------
           SMALL CAP FUNDS - 10.22%
   17,632  AGSPC 3 Small Cap Growth Fund..........................       488,395
   46,188  AGSPC 3 Small Cap Value Fund...........................       483,125
                                                                     -----------
                                                                         971,520
                                                                     -----------
           TOTAL INVESTMENT COMPANIES -
           AFFILIATED
           (Cost $9,325,152)......................................     9,511,942
                                                                     -----------
           TOTAL INVESTMENTS
           (Cost $9,325,152) - 100.02%............................   $ 9,511,942
                                                                     -----------



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $9,325,152)........................... $9,511,942
Receivable for:
 Investments sold..................................................    134,814
 Fund shares sold..................................................     25,986
 Dividends and interest............................................     38,754
Other assets.......................................................      4,752
                                                                    ----------
TOTAL ASSETS.......................................................  9,716,248
                                                                    ----------
LIABILITIES:
Payable for investments purchased..................................    205,583
Payable to affiliates - advisory fees..............................        733
                                                                    ----------
TOTAL LIABILITIES..................................................    206,316
                                                                    ----------
NET ASSETS......................................................... $9,509,932
                                                                    ----------


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized,
889,516 shares outstanding......................................... $    8,895
Additional paid in capital.........................................  9,255,863
Undistributed net realized gain on securities......................    469,618
Accumulated net investment loss....................................   (411,234)
Unrealized appreciation of investments.............................    186,790
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $9,509,932
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 76        CONSERVATIVE GROWTH LIFESTYLE FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
Dividends.............................................................. $119,352
                                                                        --------
 Total investment income...............................................  119,352
                                                                        --------
EXPENSES:
Advisory fees..........................................................    4,074
                                                                        --------
 Total expenses........................................................    4,074
                                                                        --------
NET INVESTMENT INCOME..................................................  115,278
                                                                        --------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities........................................  202,786
Capital gain distributions.............................................  451,478
Net unrealized appreciation of investments during the period...........   79,913
                                                                        --------
 Net realized and unrealized gain on securities during the period......  734,177
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................... $849,455
                                                                        --------


STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              February 29, 2000 August 31, 1999
                                              ---------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.......................     $  115,278       $   145,778
Net realized gain on securities.............        202,786           804,016
Capital gain distributions..................        451,478            36,971
Net unrealized appreciation of securities
during the period...........................         79,913           106,877
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................        849,455         1,093,642
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................       (575,819)          (96,471)
Net realized gain on securities.............     (1,025,633)                -
                                              ---------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............     (1,601,452)          (96,471)
                                              ---------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................      1,314,743        11,680,520
Proceeds from shares issued for
distributions reinvested....................      1,601,452            96,471
                                              ---------------------------------
                                                  2,916,195        11,776,991
Cost of shares repurchased..................        (82,892)       (5,352,203)
                                              ---------------------------------
 Increase in net assets resulting
 from share transactions....................      2,833,303         6,424,788
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................      2,081,306         7,421,959
NET ASSETS:
Beginning of year...........................      7,428,626             6,667
                                              ---------------------------------
End of period (including undistributed net
investment income of ($411,234) and
$49,307)....................................     $9,509,932       $ 7,428,626
                                              ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................        118,143         1,071,050
Shares issued for distributions reinvested..        145,160             8,337
Shares repurchased..........................         (7,093)         (446,748)
                                              ---------------------------------
 Increase in shares outstanding.............        256,210           632,639
Shares outstanding:
 Beginning of year..........................        633,306               667
                                              ---------------------------------
 End of period..............................        889,516           633,306
                                              ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)    77

Note 1 -- Organization

 American General Series Portfolio Company 3 (the "Series" or "AGSPC 3") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On August 26, 1998, VALIC contributed $100,000 to the Series as its initial funding. On September 1, 1998, VALIC Separate Account A, invested an additional $74,900,000, and the Series commenced operations. The Series consists of the following 18 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest:

  International Growth Fund               Balanced Fund
  Large Cap Growth Fund                   High Yield Bond Fund
  Mid Cap Growth Fund                     Strategic Bond Fund
  Small Cap Growth Fund                   Domestic Bond Fund
  International Value Fund                Core Bond Fund
  Large Cap Value Fund                    Money Market Fund
  Mid Cap Value Fund                      Growth Lifestyle Fund*
  Small Cap Value Fund                    Moderate Growth Lifestyle Fund*
  Socially Responsible Fund               Conservative Growth Lifestyle Fund*

* The lifestyle funds represent "funds of funds" which invest in the underlying AGSPC 3 funds. The Growth Lifestyle Fund may invest in eleven underlying funds while both the Moderate and Conservative Growth Lifestyle Funds may invest in ten underlying funds.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short-term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Trustees. Lifestyle fund securities are valued at the net asset value (market value) of the underlying AGSPC 3 funds.
B. Options, Futures, and Forward Currency Contracts
 Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, to the extent that the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marked to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.
 Forward Currency Contracts. Certain Funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.
C. Repurchase Agreements
 A Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, the Fund receives, as collateral, securities whose market value is at least equal to the repurchase price.
D. Foreign Currency Translation
 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are "marked to market" daily to reflect fluctuations in foreign exchange rates.

--------------------------------------------------------------------------------

 78          NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

E. Federal Income Taxes
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no Federal income tax provision is required.
F. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Dividend income on certain foreign securities is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.
G. Distributions to Shareholders
 Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income quarterly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.
 Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with Federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.
Note 3 -- Advisory Fees and Other Transactions with Affiliates
 VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On August 26, 1998, the Adviser entered into sub-advisory agreements with the following:
    American General Investment Management, L.P. -- sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, and the Core Bond Fund.
    Bankers Trust Company -- Prior to September 1, 1999, was one of two sub-advisers for the Small Cap Value Fund. Effective September 1, 1999, the Adviser assumed management of the Fund.
    Brown Capital Management, Inc. -- sub-adviser for the Mid Cap Growth Fund. Capital Guardian Trust Company -- sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.
    Fiduciary Management Associates, Inc. -- sub-adviser for the actively managed portion of the Small Cap Value Fund.
    Goldman Sachs Asset Management -- sub-adviser for the Large Cap Growth
  Fund.
    J.P. Morgan Investment Management Inc. -- sub-adviser for the Small Cap Growth Fund.
    Jacobs Asset Management -- sub-adviser for the International Growth Fund. Neuberger Berman Management Inc. -- sub-adviser for the Mid Cap Value Fund. State Street Global Advisors -- sub-adviser for the Large Cap Value Fund.

 Sub-advisers are compensated for such services by the Adviser.
 The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

      International Growth Fund          0.90% on the first $100 million
                                         0.80% on assets more than $100 million
     --------------------------------------------------------------------------
      Large Cap Growth Fund              0.55%
     --------------------------------------------------------------------------
      Mid Cap Growth Fund                0.65% on the first $25 million
                                         0.55% on the next $25 million
                                         0.45% on assets more than $50 million
     --------------------------------------------------------------------------
      Small Cap Growth Fund              0.85%
     --------------------------------------------------------------------------
      International Value Fund           1.00% on the first $25 million
                                         0.85% on the next $25 million
                                         0.675% on the next $200 million
                                         0.625% on assets more than $250
                                         million
     --------------------------------------------------------------------------
      Large Cap Value Fund               0.50%
     --------------------------------------------------------------------------
      Mid Cap Value Fund                 0.75% on the first $100 million
                                         0.725% on the next $150 million
                                         0.70% on the next $250 million
                                         0.675% on the next $250 million
                                         0.65% on the assets more than $750
                                         million
     --------------------------------------------------------------------------
      Small Cap Value Fund               0.75% on the first $50 million
                                         0.65% on the assets more than $50
                                         million
     --------------------------------------------------------------------------
      Socially Responsible Fund          0.25%
     --------------------------------------------------------------------------
      Balanced Fund                      0.80% on the first $25 million
                                         0.65% on the next $25 million
                                         0.45% on assets more than $50 million
     --------------------------------------------------------------------------
      High Yield Bond Fund               0.70% on the first $200 million
                                         0.60% on the next $300 million
                                         0.55% on assets more than $500 million
     --------------------------------------------------------------------------
      Strategic Bond Fund                0.60% on the first $200 million
                                         0.50% on the next $300 million
                                         0.45% on assets more than $500 million
     --------------------------------------------------------------------------
      Domestic Bond Fund                 0.60% on the first $50 million
                                         0.45% on the next $50 million
                                         0.43% on the next $200 million
                                         0.40% on assets more than $300 million
     --------------------------------------------------------------------------
      Core Bond Fund                     0.50% on the first $200 million
                                         0.45% on the next $300 million
                                         0.40% on assets more than $500 million
     --------------------------------------------------------------------------
      Money Market Fund                  0.25%
     --------------------------------------------------------------------------
      Growth Lifestyle Fund              0.10%
      Moderate Growth Lifestyle Fund
      Conservative Growth Lifestyle Fund

--------------------------------------------------------------------------------

                                                                79
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

 The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total annual operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of average net assets:

                                  Total Fund
                                 Expense After
      Fund Name                  Reimbursement
     -----------------------------------------
      International Growth Fund      1.15%
      Large Cap Growth Fund          0.86%
      Mid Cap Growth Fund            0.79%
      Small Cap Growth Fund          1.16%
      International Value Fund       1.04%
      Large Cap Value Fund           0.81%
      Mid Cap Value Fund             1.05%
      Small Cap Value Fund           0.98%
      Socially Responsible Fund      0.56%
      Balanced Fund                  0.82%
      High Yield Bond Fund           0.99%
      Strategic Bond Fund            0.89%
      Domestic Bond Fund             0.78%
      Core Bond Fund                 0.80%
      Money Market Fund              0.56%

 On August 26, 1998, the Series entered into an Accounting Services Agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC provides certain accounting and administrative services to the Series. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.03% based on average daily net asset value of the fund.

 On August 26, 1998, the Series entered into an Administrative Services Agreement with VALIC for the provision of recordkeeping and shareholder services. Valic receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net asset value of the fund.

 At February 29, 2000, the Series owed to affiliates $264,863 including fees payable from Advisory, Accounting Services, and Administrative Services, net of required expense reimbursements.
 At February 29, 2000, VALIC Separate Account A (a registered separate account of VALIC) owned, directly or indirectly, 100% of the outstanding shares on all Funds. Certain officers and trustees of the Series are officers and directors of VALIC or American General Corporation.

Note 4 -- Investment Activity
 The information in the following table is presented on the basis of cost for Federal income tax purposes at February 29, 2000.

                          Identified
                            Cost of      Gross        Gross     Net Unrealized
                          Investments  Unrealized   Unrealized   Appreciation
                             Owned    Appreciation Depreciation (Depreciation)
                          ----------------------------------------------------
International Growth
Fund..................... $ 7,485,698 $ 2,993,940   $  441,950   $ 2,551,990
Large Cap Growth Fund....  22,126,528   7,151,862    1,718,424     5,433,438
Mid Cap Growth Fund......   8,304,031   1,976,435    1,150,207       826,228
Small Cap Growth Fund....  17,874,274  12,305,011      707,816    11,597,195
International Value
Fund.....................   7,680,755   4,706,547      461,994     4,244,553
Large Cap Value Fund.....   8,714,495     586,074      896,374      (310,300)
Mid Cap Value Fund.......  10,849,910   1,681,235    1,427,209       254,026
Small Cap Value Fund.....   6,984,478   1,177,762      922,710       255,052
Socially Responsible
Fund.....................  10,506,226   2,468,210    1,068,093     1,400,117
Balanced Fund............  10,368,997   1,632,166      914,967       717,199
High Yield Bond Fund.....   5,742,700      65,881      323,113      (257,232)
Strategic Bond Fund......   5,466,618      97,705      169,554       (71,849)
Domestic Bond Fund.......  10,084,618       1,573      458,539      (456,966)
Core Bond Fund...........   5,954,942      18,012      137,419      (119,407)
Money Market.............  11,101,310          --           --            --
Growth Lifestyle.........   9,209,623   2,210,552      203,249     2,007,303
Moderate Growth
Lifestyle................  11,765,099   1,593,716      487,539     1,106,177
Conservative Growth
Lifestyle................   9,440,802     674,156      603,016        71,140

-------------------------------------------------------------------------------

 80          NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

 During the period ended February 29, 2000, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                                   Proceeds from
                                                         Cost of    Securities
                                                       Securities     Sold or
Fund                                                    Purchased     Matured
--------------------------------------------------------------------------------
International Growth Fund............................. $ 4,272,333  $ 4,275,932
Large Cap Growth Fund.................................   9,102,210    5,676,701
Mid Cap Growth Fund...................................   2,475,268    1,836,432
Small Cap Growth Fund.................................  16,467,148   10,903,299
International Value Fund..............................   2,180,662    1,583,410
Large Cap Value Fund..................................   5,741,176    4,385,592
Mid Cap Value Fund....................................   6,322,651    5,654,675
Small Cap Value Fund..................................   2,570,059    2,312,572
Socially Responsible Fund.............................   3,510,305    2,844,275
Balanced Fund.........................................   4,420,020    2,495,422
High Yield Bond Fund..................................   3,068,440    3,036,260
Strategic Bond Fund...................................   3,463,081    3,459,521
Domestic Bond Fund....................................   3,728,917    1,783,063
Core Bond Fund........................................  12,857,025   12,877,281
Growth Lifestyle Fund.................................   2,695,072    1,192,658
Moderate Growth Lifestyle Fund........................   3,330,040    1,493,154
Conservative Growth Lifestyle Fund....................   2,663,993      869,318

Note 5 -- Investment Holdings by Country

 The following represent investment holdings by country held by the International Growth Fund and International Value Fund as of February 29, 2000:

                          International Growth    International Value
                                  Fund                    Fund
                         ----------------------  ----------------------
                         Percent of   Market     Percent of   Market
Country                  Net Assets    Value     Net Assets    Value
------------------------------------------------------------------------
Australia...............     2.68%  $   269,084      3.43%  $   407,365
Austria.................     1.74       174,187         -             -
Brazil..................     5.46       546,721      0.22        26,550
Canada..................     1.74       174,375      3.18       377,871
Finland.................     1.40       139,871      4.15       492,496
France..................    11.51     1,154,156      7.26       861,746
Germany.................     3.93       394,329      5.29       628,191
Hong Kong...............    10.16     1,018,441      1.87       221,547
Ireland.................        -             -      0.69        81,888
Italy...................        -             -      3.08       366,008
Japan...................    13.23     1,326,185     26.98     3,204,326
Korea...................     8.11       813,121      1.07       127,628
Mexico..................     3.82       382,951      1.92       227,586
Netherlands.............    11.14     1,116,803      7.87       935,145
Norway..................        -             -      0.31        37,253
Philippines.............     0.85        84,700         -             -
Portugal................        -             -      0.15        17,444
Singapore...............     0.93        93,488      1.01       119,865
Spain...................     0.86        85,812      1.84       218,412
Sweden..................     3.78       378,922      1.49       177,014
Switzerland.............     1.63       163,030      2.71       321,760
Taiwan..................        -             -      3.20       380,371
United Kingdom..........    11.60     1,162,512     18.59     2,206,842
United States...........     5.58       559,000      4.11       488,000
                         ----------------------------------------------
Total value of
investments.............   100.15    10,037,688    100.42    11,925,308
Other assets less
liabilities.............    (0.15)      (15,509)    (0.42)      (49,602)
                         ----------------------------------------------
Net assets..............   100.00%  $10,022,179    100.00%  $11,875,706
                         ----------------------------------------------

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS (Unaudited)         81

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                          International              Large Cap                 Mid Cap                 Small Cap
                           Growth Fund              Growth Fund              Growth Fund              Growth Fund
                     ------------------------ ------------------------ ------------------------ ------------------------
                       For the      For the     For the      For the     For the      For the     For the      For the
                      Six Months  Fiscal Year  Six Months  Fiscal Year  Six Months  Fiscal Year  Six Months  Fiscal Year
                        Ended        Ended       Ended        Ended       Ended        Ended       Ended        Ended
                     February 29, August 31,  February 29, August 31,  February 29, August 31,  February 29, August 31,
                         2000        1999         2000        1999         2000        1999         2000        1999
                     ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
PER SHARE DATA
Net asset value
at beginning of
year.............       $11.22      $10.00       $13.96       $10.00      $12.45      $10.00       $14.86       $10.00
                    ----------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        (0.03)       0.13        (0.01)        0.01       (0.01)      (0.03)       (0.06)       (0.05)
 Net realized and
 unrealized gain
 (loss) on
 securities......         4.98        1.09         2.78         3.96        1.86        2.48        14.47         4.96
                    ----------------------------------------------------------------------------------------------------
Total income
 (loss) from
 investment
 operations......         4.95        1.22         2.77         3.97        1.85        2.45        14.41         4.91
Distributions:
 Distributions
 from net
 investment
 income..........        (0.20)          -            -        (0.01)          -           -            -            -
 Distributions
 from net
 realized gain on
 securities......        (0.44)          -        (0.50)           -       (1.45)          -        (1.57)       (0.05)
                    ----------------------------------------------------------------------------------------------------
 Total
 distributions...        (0.64)          -        (0.50)       (0.01)      (1.45)          -        (1.57)       (0.05)
                    ----------------------------------------------------------------------------------------------------
Net asset value
at end of
period...........       $15.53      $11.22       $16.23       $13.96      $12.85      $12.45       $27.70       $14.86
                    ----------------------------------------------------------------------------------------------------
TOTAL RETURN.....        44.18 %     12.20 %      19.96 %      39.77 %     15.39 %     24.50 %     101.33 %      48.82 %
                    ----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........         0.57 %      1.13 %       0.43 %       0.81 %      0.39 %      0.77 %       0.58 %       1.11 %
Ratio of expenses
to average net
assets before
expense
reductions.......         0.92 %      1.90 %       0.75 %       1.44 %      0.81 %      1.64 %       0.86 %       1.78 %
Ratio of net
investment income
(loss) to average
net assets.......        (0.26)%      1.40 %      (0.05)%       0.13 %     (0.11)%     (0.24)%      (0.36)%      (0.45)%
Portfolio
turnover rate....           52 %        87 %         25 %         76 %        23 %        38 %         65 %        126 %
Number of shares
outstanding at
end of period
(000's)..........          645         608        1,690        1,383         723         594        1,057          730
Net assets at the
end of period
(000's)..........      $10,022      $6,815      $27,431      $19,309      $9,284      $7,394      $29,285      $10,843
                          International              Large Cap
                            Value Fund               Value Fund
                     ------------------------ ------------------------
                       For the      For the     For the      For the
                      Six Months  Fiscal Year  Six Months  Fiscal Year
                        Ended        Ended       Ended        Ended
                     February 29, August 31,  February 29, August 31,
                         2000        1999         2000        1999
                     ------------ ----------- ------------ -----------
PER SHARE DATA
Net asset value
at beginning of
year.............       $14.72      $10.00       $12.85      $10.00
                     -------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...        (0.02)       0.09         0.07        0.13
 Net realized and
 unrealized gain
 (loss) on
 securities......         4.67        4.65        (1.00)       2.85
                     -------------------------------------------------
 Total income
 (loss) from
 investment
 operations......         4.65        4.74        (0.93)       2.98
                     -------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........        (0.17)      (0.02)       (0.07)      (0.13)
 Distributions
 from net
 realized gain on
 securities......        (0.86)          -        (1.90)          -
                     -------------------------------------------------
 Total
 distributions...        (1.03)      (0.02)       (1.97)      (0.13)
                     -------------------------------------------------
Net asset value
at end of
period...........       $18.34      $14.72        $9.95      $12.85
                     -------------------------------------------------
TOTAL RETURN.....        31.98 %     47.41 %      (8.36)%     29.87 %
                     -------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........         0.52 %      1.01 %       0.40 %      0.80 %
Ratio of expenses
to average net
assets before
expense
reductions.......         0.98 %      1.97 %       0.75 %      1.51 %
Ratio of net
investment income
(loss) to average
net assets.......        (0.19)%      0.67 %       0.65 %      1.10 %
Portfolio
turnover rate....           16 %        60 %         53 %        93 %
Number of shares
outstanding at
end of period
(000's)..........          648         554          888         611
Net assets at the
end of period
(000's)..........      $11,876      $8,148       $8,830      $7,856

-------------------------------------------------------------------------------

 82              FINANCIAL HIGHLIGHTS (Unaudited) - continued

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                               Socially
                        Mid Cap Value Fund      Small Cap Value Fund       Responsible Fund          Balanced Fund
                     ------------------------ ------------------------ ------------------------ ------------------------
                       For the      For the     For the      For the     For the      For the     For the      For the
                      Six Months  Fiscal Year  Six Months  Fiscal Year  Six Months  Fiscal Year  Six Months  Fiscal Year
                        Ended        Ended       Ended        Ended       Ended        Ended       Ended        Ended
                     February 29, August 31,  February 29, August 31,  February 29, August 31,  February 29, August 31,
                         2000        1999         2000        1999         2000        1999         2000        1999
                     ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
PER SHARE DATA
Net asset value
at beginning of
year.............       $13.82      $10.00       $10.48      $10.00       $12.88       $10.00      $12.32      $10.00
                     ---------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...         0.03        0.08         0.07        0.13         0.05         0.14        0.14        0.25
 Net realized and
 unrealized gain
 (loss) on
 securities......         0.86        4.11         0.33        0.61         0.52         3.45        0.43        2.39
                     ---------------------------------------------------------------------------------------------------
Total income
 (loss) from
 investment
 operations......         0.89        4.19         0.40        0.74         0.57         3.59        0.57        2.64
                     ---------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........        (0.03)      (0.08)       (0.07)      (0.13)       (0.05)       (0.14)      (0.14)      (0.25)
 Distributions
 from net
 realized gain on
 securities......        (3.41)      (0.29)       (0.35)      (0.13)       (0.46)       (0.57)      (0.57)      (0.07)
                     ---------------------------------------------------------------------------------------------------
 Total
 distributions...        (3.44)      (0.37)       (0.42)      (0.26)       (0.51)       (0.71)      (0.71)      (0.32)
                     ---------------------------------------------------------------------------------------------------
Net asset value
at end of
period...........       $11.27      $13.82       $10.46      $10.48       $12.94       $12.88      $12.18      $12.32
                     ---------------------------------------------------------------------------------------------------
TOTAL RETURN.....         7.34 %     42.38 %       4.04 %      7.34 %       4.33 %      36.27 %      4.72 %     26.49 %
                     ---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........         0.52 %      1.03 %       0.49 %      0.96 %       0.28 %       0.55 %      0.41 %      0.80 %
Ratio of expenses
to average net
assets before
expense
reductions.......         0.86 %      1.73 %       0.87 %      1.75 %       0.61 %       1.23 %      0.88 %      1.78 %
Ratio of net
investment income
(loss) to average
net assets.......         0.21 %      0.73 %       0.68 %      1.28 %       0.41 %       1.10 %      1.21 %      2.15 %
Portfolio
turnover rate....           60 %       197 %         39 %       102 %         26 %         29 %        28 %        78 %
Number of shares
outstanding at
end of period
(000's)..........          976         654          698         612          922          800         881         693
Net assets at the
end of period
(000's)..........      $10,992      $9,039       $7,301      $6,414      $11,929      $10,304     $10,730      $8,537
                       High Yield Bond Fund     Strategic Bond Fund
                     ------------------------ ------------------------
                       For the      For the     For the      For the
                      Six Months  Fiscal Year  Six Months  Fiscal Year
                        Ended        Ended       Ended        Ended
                     February 29, August 31,  February 29, August 31,
                         2000        1999         2000        1999
                     ------------ ----------- ------------ -----------
PER SHARE DATA
Net asset value
at beginning of
year.............        $9.69      $10.00        $9.86      $10.00
                     -------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...         0.46        0.87         0.39        0.69
 Net realized and
 unrealized gain
 (loss) on
 securities......        (0.20)      (0.31)       (0.05)      (0.16)
                     -------------------------------------------------
 Total income
 (loss) from
 investment
 operations......         0.26        0.56         0.34        0.53
                     -------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........        (0.46)      (0.87)       (0.43)      (0.65)
 Distributions
 from net
 realized gain on
 securities......            -           -            -       (0.02)
                     -------------------------------------------------
 Total
 distributions...        (0.46)      (0.87)       (0.43)      (0.67)
                     -------------------------------------------------
Net asset value
at end of
period...........        $9.49      $ 9.69        $9.77      $ 9.86
                     -------------------------------------------------
TOTAL RETURN.....         2.74 %      5.50 %       3.44 %      5.33 %
                     -------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........         0.50 %      0.98 %       0.44 %      0.88 %
Ratio of expenses
to average net
assets before
expense
reductions.......         0.84 %      1.74 %       0.78 %      1.64 %
Ratio of net
investment income
(loss) to average
net assets.......         4.84 %      8.51 %       3.91 %      6.76 %
Portfolio
turnover rate....           60 %        74 %         69 %       143 %
Number of shares
outstanding at
end of period
(000's)..........          588         557          562         537
Net assets at the
end of period
(000's)..........       $5,580      $5,397       $5,488      $5,296

-------------------------------------------------------------------------------

                 FINANCIAL HIGHLIGHTS (Unaudited) - continued   83

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                             Domestic                   Core                    Money                    Growth
                            Bond Fund                Bond Fund               Market Fund             Lifestyle Fund
                     ------------------------ ------------------------ ------------------------ ------------------------
                       For the      For the     For the      For the     For the      For the     For the      For the
                      Six Months  Fiscal Year  Six Months  Fiscal Year  Six Months  Fiscal Year  Six Months  Fiscal Year
                        Ended        Ended       Ended        Ended       Ended        Ended       Ended        Ended
                     February 29, August 31,  February 29, August 31,  February 29, August 31,  February 29, August 31,
                         2000        1999         2000        1999         2000        1999         2000        1999
                     ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
PER SHARE DATA
Net asset value
at beginning of
year.............        $9.43      $10.00        $9.58      $10.00        $1.00       $1.00       $12.77      $10.00
                     ---------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...         0.27        0.52         0.30        0.50         0.03        0.05         0.20        0.08
 Net realized and
 unrealized gain
 (loss) on
 securities......        (0.16)      (0.44)       (0.15)      (0.39)           -           -         2.70        2.74
                     ---------------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......         0.11        0.08         0.15        0.11         0.03        0.05         2.90        2.82
                     ---------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........        (0.27)      (0.52)       (0.30)      (0.50)       (0.03)      (0.05)       (1.05)      (0.05)
 Distributions
 from net
 realized gain on
 securities......            -       (0.13)           -       (0.03)           -           -        (0.47)          -
                     ---------------------------------------------------------------------------------------------------
 Total
 distributions...        (0.27)      (0.65)       (0.30)      (0.53)       (0.03)      (0.05)       (1.52)      (0.05)
                     ---------------------------------------------------------------------------------------------------
Net asset value
at end of
period...........        $9.27       $9.43        $9.43      $ 9.58        $1.00       $1.00       $14.15      $12.77
                     ---------------------------------------------------------------------------------------------------
TOTAL RETURN.....         1.20 %      0.59 %       1.54 %      1.12 %       2.60 %      4.66 %      23.05 %     28.28 %
                     ---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........         0.39 %      0.77 %       0.40 %      0.80 %       0.28 %      0.54 %       0.05 %      0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......         0.81 %      1.59 %       0.73 %      1.54 %       0.60 %      1.23 %       0.05 %      0.10 %
Ratio of net
investment income
(loss) to average
net assets.......         2.96 %      5.41 %       3.11 %      5.06 %       2.58 %      4.43 %       0.78 %      0.76 %
Portfolio
turnover rate....           21 %       156 %        259 %       489 %        N/A         N/A           12 %         9 %
Number of shares
outstanding at
end of period
(000's)..........        1,071         875          552         535       11,063       9,784          793         664
Net assets at the
end of period
(000's)..........       $9,921      $8,252       $5,207      $5,119      $11,063      $9,784      $11,215      $8,480
                         Moderate Growth        Conservative Growth
                          Lifestyle Fund           Lifestyle Fund
                     ------------------------ ------------------------
                       For the      For the     For the      For the
                      Six Months  Fiscal Year  Six Months  Fiscal Year
                        Ended        Ended       Ended        Ended
                     February 29, August 31,  February 29, August 31,
                         2000        1999         2000        1999
                     ------------ ----------- ------------ -----------
PER SHARE DATA
Net asset value
at beginning of
year.............       $12.24       $10.00      $11.73      $10.00
                     -------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...         0.19         0.17        0.22        0.25
 Net realized and
 unrealized gain
 (loss) on
 securities......         1.61         2.18        1.03        1.65
                     -------------------------------------------------
 Total income
 (loss) from
 investment
 operations......         1.80         2.35        1.25        1.90
                     -------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........        (0.98)       (0.11)      (0.76)      (0.17)
 Distributions
 from net
 realized gain on
 securities......        (0.43)           -       (1.53)          -
                     -------------------------------------------------
 Total
 distributions...        (1.41)       (0.11)      (2.29)      (0.17)
                     -------------------------------------------------
Net asset value
at end of
period...........       $12.63       $12.24      $10.69      $11.73
                     -------------------------------------------------
TOTAL RETURN.....        14.96 %      23.52 %     10.93 %     19.00 %
                     -------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........         0.05 %       0.10 %      0.05 %      0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......         0.05 %       0.10 %      0.05 %      0.10 %
Ratio of net
investment income
(loss) to average
net assets.......         1.04 %       1.60 %      1.41 %      2.29 %
Portfolio
turnover rate....           13 %         13 %        11 %        94 %
Number of shares
outstanding at
end of period
(000's)..........        1,019          845         890         633
Net assets at the
end of period
(000's)..........      $12,869      $10,349      $9,510      $7,429

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

 84               AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3
BOARD OF
TRUSTEES
Kent E. Barrett
Judith L. Craven                       Jacobs Asset Management
Timothy J. Ebner                       200 East Broward Boulevard
Gustavo E. Gonzales, Jr.               Suite 1920
Norman Hackerman                       Fort Lauderdale, Florida 33301
Alice T. Kane
John W. Lancaster                      Neuberger Berman Management Inc.
Ben H. Love                            605 Third Avenue,
John E. Maupin, Jr.                    Second Floor
F. Robert Paulsen                      New York, New York 10158-0180

DISTRIBUTOR                            State Street Global Advisors
American General Distributors, Inc.    2 International Place
2929 Allen Parkway                     Boston, Massachusetts 02110
Houston, Texas 77019
                                       INDEPENDENT AUDITORS
CUSTODIAN                              Ernst & Young LLP
State Street Bank and Trust Company    1221 McKinney Street
225 Franklin Street                    Houston, Texas 77010
Boston, Massachusetts 02110
                                       TRANSFER AND SHAREHOLDER
INVESTMENT ADVISER                     SERVICE AGENT
The Variable Annuity Life              The Variable Annuity Life
Insurance Company (VALIC)              Insurance Company (VALIC)
2929 Allen Parkway                     2929 Allen Parkway
Houston, Texas 77019                   Houston, Texas 77019

INVESTMENT SUB-ADVISERS                OFFICERS
American General                       Alice T. Kane,
Investment Management, L.P.               Chairman and President
2929 Allen Parkway                     Kent E. Barrett,
Houston, Texas 77019                      Executive Vice President
                                       Peter V. Tuters,
Brown Capital Management                  Senior Investment Officer
1201 N. Calvert Street                 Pauletta P. Cohn,
Baltimore, Maryland 21202                 Vice President
                                       Teresa S. Moro,
Capital Guardian Trust Company            Vice President and Investment Officer
333 South Hope Street                  Leon A. Olver,
Los Angeles, California 90071             Vice President and Investment Officer
                                       William Trimbur, Jr.,
Fiduciary Management                      Vice President and Investment Officer
Associates, Inc.                       Nori L. Gabert,
55 West Monroe Street, Suite 2550         Vice President and Assistant Secretary
Chicago, Illinois 60603                Cynthia A. Gibbons,
                                          Assistant Vice President
Goldman Sachs Asset Management         Gregory R. Seward,
32 Old Slip                               Treasurer
New York, New York 10005               Gregory R. Kingston,
                                          Assistant Treasurer
J. P. Morgan Investment                Jaime M. Sepulveda,
Management Inc.                           Assistant Treasurer
522 Fifth Avenue                       Kathyrn A. Pearce,
New York, New York 10036                  Controller
                                       Heriberto R. Valdez,
                                          Assistant Controller


 This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company 3. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

 "Standard & Poor's(R)", and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Russell 2000(R) Index is a trademark/service mark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

-------------------------------------------------------------------------------

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3
P.O. Box 3206
Houston, Texas 77253-3206

                                                                   PRESORTED
                                                                   STANDARD
                                                                  U.S. Postage
                                                                      PAID
                                                                Permit No. 8080
                                                                Houston, Texas

AMERICAN GENERAL
FINANCIAL GROUP

American General Financial Group is the marketing name for American General Corporation and its subsidiaries.

VA 11288 VER 02/2000